                                  UNITED STATES

                        SECURITIES AND EXCHANGE COMMISSION

                              Washington, D.C. 20549

                                    FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-4777
--------------------------------------------------------------------------------

                                MFS SERIES TRUST I
--------------------------------------------------------------------------------
                (Exact name of registrant as specified in charter)

                 500 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Susan S. Newton
                     Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                     (Name and address of agents for service)

        Registrant's telephone number, including area code: (617) 954-5000
--------------------------------------------------------------------------------

                        Date of fiscal year end: August 31
--------------------------------------------------------------------------------

                   Date of reporting period: February 28, 2007
--------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                               SEMIANNUAL REPORT

                                                   MFS(R) STRATEGIC GROWTH FUND

LETTER FROM THE CEO                                              1
------------------------------------------------------------------
PORTFOLIO COMPOSITION                                            2
------------------------------------------------------------------
EXPENSE TABLE                                                    3
------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                         5
------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                              9
------------------------------------------------------------------
STATEMENT OF OPERATIONS                                         12
------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                             13
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                            14
------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                   23
------------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT                   35
------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                           35
------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                                  35
------------------------------------------------------------------
CONTACT INFORMATION                                     BACK COVER
------------------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.


------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
------------------------------------------------------------------------------

                                                                        2/28/07
                                                                        AGF-SEM

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. In February 2007 it hit its all-time high of 12,787. Less than a week later, stocks sold off around the globe. By March 5 the Dow was off 5.8%. That is a sign of volatile markets and a reason investors should make sure they have an investment plan that can ride out the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are inherently cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and that there is no sense in reacting to short- term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

April 16, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                              97.6%
              Cash & Other Net Assets                     2.4%

              TOP TEN HOLDINGS

              Cisco Systems, Inc.                         3.3%
              ------------------------------------------------
              Adobe Systems, Inc.                         2.9%
              ------------------------------------------------
              News Corp., "A"                             2.6%
              ------------------------------------------------
              Roche Holding AG                            2.5%
              ------------------------------------------------
              Lockheed Martin Corp.                       2.3%
              ------------------------------------------------
              Intel Corp.                                 2.2%
              ------------------------------------------------
              United Technologies Corp.                   2.1%
              ------------------------------------------------
              American Express Co.                        2.1%
              ------------------------------------------------
              UBS AG                                      2.1%
              ------------------------------------------------
              Google, Inc., "A"                           2.1%
              ------------------------------------------------

              EQUITY SECTORS

              Technology                                 21.6%
              ------------------------------------------------
              Health Care                                19.8%
              ------------------------------------------------
              Financial Services                         12.1%
              ------------------------------------------------
              Industrial Goods & Services                 7.8%
              ------------------------------------------------
              Special Products & Services                 6.9%
              ------------------------------------------------
              Retailing                                   6.6%
              ------------------------------------------------
              Leisure                                     6.3%
              ------------------------------------------------
              Consumer Staples                            5.3%
              ------------------------------------------------
              Utilities & Communications                  4.6%
              ------------------------------------------------
              Energy                                      3.0%
              ------------------------------------------------
              Basic Materials                             2.0%
              ------------------------------------------------
              Autos & Housing                             1.6%
              ------------------------------------------------

Percentages are based on net assets as of 2/28/07.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2006 through February 28, 2007

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2006 through February 28, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value     9/01/06-
Class                       Ratio        9/01/06        2/28/07        2/28/07
--------------------------------------------------------------------------------
        Actual              1.23%     $1,000.00      $1,085.70         $ 6.36
  A     ------------------------------------------------------------------------
        Hypothetical (h)    1.23%     $1,000.00      $1,018.70         $ 6.16
--------------------------------------------------------------------------------
        Actual              1.88%     $1,000.00      $1,082.60         $ 9.71
  B    -------------------------------------------------------------------------
        Hypothetical (h)    1.88%     $1,000.00      $1,015.47         $ 9.39
--------------------------------------------------------------------------------
        Actual              1.88%     $1,000.00      $1,082.40         $ 9.71
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.88%     $1,000.00      $1,015.47         $ 9.39
--------------------------------------------------------------------------------
        Actual              0.88%     $1,000.00      $1,088.00         $ 4.56
  I     ------------------------------------------------------------------------
        Hypothetical (h)    0.88%     $1,000.00      $1,020.43         $ 4.41
--------------------------------------------------------------------------------
        Actual              1.38%     $1,000.00      $1,085.10         $ 7.13
  R    -------------------------------------------------------------------------
        Hypothetical (h)    1.38%     $1,000.00      $1,017.95         $ 6.90
--------------------------------------------------------------------------------
        Actual              1.98%     $1,000.00      $1,082.20         $10.22
  R1    ------------------------------------------------------------------------
        Hypothetical (h)    1.98%     $1,000.00      $1,014.98         $ 9.89
--------------------------------------------------------------------------------
        Actual              1.63%     $1,000.00      $1,084.00         $ 8.42
  R2    ------------------------------------------------------------------------
        Hypothetical (h)    1.63%     $1,000.00      $1,016.71         $ 8.15
--------------------------------------------------------------------------------
        Actual              1.53%     $1,000.00      $1,084.50         $ 7.91
  R3   -------------------------------------------------------------------------
        Hypothetical (h)    1.53%     $1,000.00      $1,017.21         $ 7.65
--------------------------------------------------------------------------------
        Actual              1.27%     $1,000.00      $1,086.30         $ 6.57
  R4    ------------------------------------------------------------------------
        Hypothetical (h)    1.27%     $1,000.00      $1,018.50         $ 6.36
--------------------------------------------------------------------------------
        Actual              0.97%     $1,000.00      $1,087.50         $ 5.02
  R5    ------------------------------------------------------------------------
        Hypothetical (h)    0.97%     $1,000.00      $1,019.98         $ 4.86
--------------------------------------------------------------------------------
        Actual              1.48%     $1,000.00      $1,084.90         $ 7.65
 529A   ------------------------------------------------------------------------
        Hypothetical (h)    1.48%     $1,000.00      $1,017.46         $ 7.40
--------------------------------------------------------------------------------
        Actual              2.13%     $1,000.00      $1,081.70         $10.99
 529B   ------------------------------------------------------------------------
        Hypothetical (h)    2.13%     $1,000.00      $1,014.23         $10.64
--------------------------------------------------------------------------------
        Actual              2.13%     $1,000.00      $1,081.00         $10.99
 529C   ------------------------------------------------------------------------
        Hypothetical (h)    2.13%     $1,000.00      $1,014.23         $10.64
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
2/28/07  (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.6%
----------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                              SHARES/PAR         VALUE ($)
----------------------------------------------------------------------------------------------------------------------------------
Aerospace - 4.4%
----------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                                  369,950      $   35,988,736
United Technologies Corp.                                                                              510,510          33,504,771
                                                                                                                    --------------
                                                                                                                    $   69,493,507
----------------------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 2.8%
----------------------------------------------------------------------------------------------------------------------------------
Coach, Inc. (a)                                                                                        333,790      $   15,754,888
LVMH Moet Hennessy Louis Vuitton S.A.                                                                   70,130           7,768,933
NIKE, Inc., "B"                                                                                        200,800          20,977,576
                                                                                                                    --------------
                                                                                                                    $   44,501,397
----------------------------------------------------------------------------------------------------------------------------------
Automotive - 1.6%
----------------------------------------------------------------------------------------------------------------------------------
Harman International Industries, Inc.                                                                  249,490      $   24,739,428
----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 6.8%
----------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc. (a)                                                                                        325,210      $   20,897,995
Celgene Corp. (a)(l)                                                                                   371,160          19,782,828
Genentech, Inc. (a)                                                                                    234,260          19,764,516
Genzyme Corp. (a)                                                                                      445,480          27,530,664
Gilead Sciences, Inc. (a)                                                                              100,180           7,168,881
Millipore Corp. (a)                                                                                    173,710          12,423,739
                                                                                                                    --------------
                                                                                                                    $  107,568,623
----------------------------------------------------------------------------------------------------------------------------------
Broadcasting - 3.6%
----------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                                               532,960      $   14,544,478
News Corp., "A"                                                                                      1,846,440          41,600,293
                                                                                                                    --------------
                                                                                                                    $   56,144,771
----------------------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 4.0%
----------------------------------------------------------------------------------------------------------------------------------
Charles Schwab Corp.                                                                                 1,338,960      $   24,743,981
Chicago Mercantile Exchange Holdings, Inc., "A"                                                         29,930          16,136,161
Goldman Sachs Group, Inc.                                                                              105,070          21,182,112
                                                                                                                    --------------
                                                                                                                    $   62,062,254
----------------------------------------------------------------------------------------------------------------------------------
Business Services - 4.7%
----------------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd. (a)                                                                                        625,690      $   21,655,131
Cognizant Technology Solutions Corp., "A" (a)                                                          243,550          21,968,210
First Data Corp.                                                                                     1,188,760          30,349,043
                                                                                                                    --------------
                                                                                                                    $   73,972,384
----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.0%
----------------------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                                           598,510      $   31,535,492
----------------------------------------------------------------------------------------------------------------------------------
Computer Software - 3.3%
----------------------------------------------------------------------------------------------------------------------------------
Adobe Systems, Inc. (a)                                                                              1,178,376      $   46,251,258
Oracle Corp. (a)                                                                                       385,700           6,337,051
                                                                                                                    --------------
                                                                                                                    $   52,588,309
----------------------------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 1.3%
----------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc. (a)                                                                               244,580      $   20,693,914
----------------------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.2%
----------------------------------------------------------------------------------------------------------------------------------
eBay, Inc. (a)                                                                                         613,510      $   19,669,131
Western Union Co.                                                                                      691,660          14,988,272
                                                                                                                    --------------
                                                                                                                    $   34,657,403
----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 2.0%
----------------------------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                                              515,390      $   32,000,565
----------------------------------------------------------------------------------------------------------------------------------
Electronics - 7.4%
----------------------------------------------------------------------------------------------------------------------------------
Applied Materials, Inc.                                                                              1,355,180      $   25,165,693
Intel Corp.                                                                                          1,712,250          33,988,163
Marvell Technology Group Ltd. (a)                                                                    1,220,120          25,036,862
Samsung Electronics Co. Ltd., GDR                                                                       43,852          13,166,563
SanDisk Corp. (a)(l)                                                                                   510,060          18,576,385
                                                                                                                    --------------
                                                                                                                    $  115,933,666
----------------------------------------------------------------------------------------------------------------------------------
Food & Beverages - 3.6%
----------------------------------------------------------------------------------------------------------------------------------
Nestle S.A.                                                                                             76,802      $   28,626,171
PepsiCo, Inc.                                                                                          443,730          28,021,550
                                                                                                                    --------------
                                                                                                                    $   56,647,721
----------------------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.3%
----------------------------------------------------------------------------------------------------------------------------------
International Game Technology                                                                          499,320      $   20,596,950
----------------------------------------------------------------------------------------------------------------------------------
General Merchandise - 1.1%
----------------------------------------------------------------------------------------------------------------------------------
Costco Wholesale Corp.                                                                                 304,310      $   17,007,886
----------------------------------------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 1.1%
----------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                                               334,810      $   17,477,082
----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.3%
----------------------------------------------------------------------------------------------------------------------------------
Aflac, Inc.                                                                                            103,560      $    4,888,032
----------------------------------------------------------------------------------------------------------------------------------
Internet - 2.1%
----------------------------------------------------------------------------------------------------------------------------------
Google, Inc., "A" (a)                                                                                   71,660      $   32,207,587
----------------------------------------------------------------------------------------------------------------------------------
Leisure & Toys - 1.4%
----------------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc. (a)                                                                              424,100      $   21,383,122
----------------------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 1.4%
----------------------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                                            197,920      $   21,458,486
----------------------------------------------------------------------------------------------------------------------------------
Major Banks - 3.6%
----------------------------------------------------------------------------------------------------------------------------------
Bank of New York Co., Inc.                                                                             674,370      $   27,392,909
State Street Corp.                                                                                     452,640          29,652,446
                                                                                                                    --------------
                                                                                                                    $   57,045,355
----------------------------------------------------------------------------------------------------------------------------------
Medical Equipment - 6.1%
----------------------------------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc. (a)(l)                                                                   582,440      $   22,447,238
Cytyc Corp. (a)                                                                                        814,520          24,679,956
Medtronic, Inc.                                                                                        492,540          24,804,314
St. Jude Medical, Inc. (a)                                                                             594,960          23,590,164
                                                                                                                    --------------
                                                                                                                    $   95,521,672
----------------------------------------------------------------------------------------------------------------------------------
Network & Telecom - 6.3%
----------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc. (a)                                                                              1,972,210      $   51,159,127
Juniper Networks, Inc. (a)                                                                           1,060,150          20,047,437
Nokia Corp., ADR                                                                                       246,500           5,381,095
QUALCOMM, Inc.                                                                                         387,130          15,593,596
Research In Motion Ltd. (a)                                                                             43,050           6,053,261
                                                                                                                    --------------
                                                                                                                    $   98,234,516
----------------------------------------------------------------------------------------------------------------------------------
Oil Services - 3.0%
----------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                                    431,110      $   24,844,869
National-Oilwell Varco, Inc. (a)                                                                       245,980          17,130,047
Schlumberger Ltd.                                                                                       87,110           5,470,508
                                                                                                                    --------------
                                                                                                                    $   47,445,424
----------------------------------------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 4.2%
----------------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                                   581,480      $   33,068,768
UBS AG                                                                                                 549,540          32,444,842
                                                                                                                    --------------
                                                                                                                    $   65,513,610
----------------------------------------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 1.2%
----------------------------------------------------------------------------------------------------------------------------------
EMC Corp. (a)                                                                                          727,880      $   10,153,926
Network Appliance, Inc. (a)                                                                            221,870           8,579,713
                                                                                                                    --------------
                                                                                                                    $   18,733,639
----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 5.8%
----------------------------------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                                                         254,400      $   28,419,024
GlaxoSmithKline PLC                                                                                    851,720          23,914,619
Roche Holding AG (l)                                                                                   219,020          39,091,128
                                                                                                                    --------------
                                                                                                                    $   91,424,771
----------------------------------------------------------------------------------------------------------------------------------
Specialty Stores - 2.7%
----------------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                                      769,900      $   25,067,944
Staples, Inc.                                                                                          686,410          17,860,389
                                                                                                                    --------------
                                                                                                                    $   42,928,333
----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.6%
----------------------------------------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., "L", ADR                                                                   580,660      $   25,432,908
----------------------------------------------------------------------------------------------------------------------------------
Telephone Services - 3.0%
----------------------------------------------------------------------------------------------------------------------------------
American Tower Corp., "A" (a)                                                                          741,400      $   28,721,836
AT&T, Inc.                                                                                             108,100           3,978,080
Qwest Communications International, Inc. (a)(l)                                                      1,622,180          14,404,958
                                                                                                                    --------------
                                                                                                                    $   47,104,874
----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.7%
----------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                                     310,280      $   26,150,398
----------------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (IDENTIFIED COST, $1,434,132,246)                                                               $1,533,094,079
----------------------------------------------------------------------------------------------------------------------------------
Short-Term Obligations - 2.6%
----------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.32%, due 3/01/07,
at Amortized Cost and Value (y)                                                                    $40,466,000      $   40,466,000
----------------------------------------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 5.6%
----------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost
and Net Asset Value                                                                                 88,657,330      $   88,657,330
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $1,563,255,576)                                                                 $1,662,217,409
----------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (5.8)%                                                                                (91,298,077)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                                 $1,570,919,332
----------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR    American Depository Receipt
GDR    Global Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 2/28/07  (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
------------------------------------------------------------------------------------------------------------------
Investments, at value, including $85,592,836 of securities
on loan (identified cost, $1,563,255,576)                                       $1,662,217,409
Cash                                                                                       288
Receivable for investments sold                                                      5,760,971
Receivable for fund shares sold                                                      1,212,960
Interest and dividends receivable                                                    1,013,796
Other assets                                                                            31,877
------------------------------------------------------------------------------------------------------------------
Total assets                                                                                        $1,670,237,301
------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                   $8,167,004
Payable for fund shares reacquired                                                   1,614,697
Collateral for securities loaned, at value                                          88,657,330
Payable to affiliates
  Management fee                                                                        56,682
  Shareholder servicing costs                                                          387,705
  Distribution and service fees                                                         22,790
  Administrative services fee                                                            1,548
  Program manager fees                                                                      14
  Retirement plan administration and services fees                                          29
Payable for independent trustees' compensation                                          67,922
Accrued expenses and other liabilities                                                 342,248
------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                      $99,317,969
------------------------------------------------------------------------------------------------------------------
Net assets                                                                                          $1,570,919,332
------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                 $2,790,905,300
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies                         98,962,755
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                                   (1,315,037,280)
Accumulated net investment loss                                                     (3,911,443)
------------------------------------------------------------------------------------------------------------------
Net assets                                                                                          $1,570,919,332
------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                               76,468,379
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares
------------------------------------------------------------------------------------------------------------------
  Net assets                                                                      $393,078,912
  Shares outstanding                                                                19,264,201
------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                 $20.40
------------------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value
  per share)                                                                                                $21.64
------------------------------------------------------------------------------------------------------------------
Class B shares
------------------------------------------------------------------------------------------------------------------
  Net assets                                                                      $209,852,823
  Shares outstanding                                                                10,891,909
------------------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                              $19.27
------------------------------------------------------------------------------------------------------------------
Class C shares
------------------------------------------------------------------------------------------------------------------
  Net assets                                                                       $59,546,919
  Shares outstanding                                                                 3,085,197
------------------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                              $19.30
------------------------------------------------------------------------------------------------------------------
Class I shares
------------------------------------------------------------------------------------------------------------------
  Net assets                                                                      $902,566,381
  Shares outstanding                                                                42,932,724
------------------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                           $21.02
------------------------------------------------------------------------------------------------------------------
Class R shares
------------------------------------------------------------------------------------------------------------------
  Net assets                                                                        $2,480,310
  Shares outstanding                                                                   122,277
------------------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                           $20.28
------------------------------------------------------------------------------------------------------------------
Class R1 shares
------------------------------------------------------------------------------------------------------------------
  Net assets                                                                          $444,305
  Shares outstanding                                                                    23,116
------------------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                           $19.22
------------------------------------------------------------------------------------------------------------------
Class R2 shares
------------------------------------------------------------------------------------------------------------------
  Net assets                                                                          $817,624
  Shares outstanding                                                                    42,258
------------------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                           $19.35
------------------------------------------------------------------------------------------------------------------
Class R3 shares
------------------------------------------------------------------------------------------------------------------
  Net assets                                                                          $905,663
  Shares outstanding                                                                    44,962
------------------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                           $20.14
------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class R4 shares
------------------------------------------------------------------------------------------------------------------
  Net assets                                                                          $166,422
  Shares outstanding                                                                     8,163
------------------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                           $20.39
------------------------------------------------------------------------------------------------------------------
Class R5 shares
------------------------------------------------------------------------------------------------------------------
  Net assets                                                                           $57,013
  Shares outstanding                                                                     2,781
------------------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                           $20.50
------------------------------------------------------------------------------------------------------------------
Class 529A shares
------------------------------------------------------------------------------------------------------------------
  Net assets                                                                          $615,412
  Shares outstanding                                                                    30,473
------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                 $20.20
------------------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per share)                                            $21.43
------------------------------------------------------------------------------------------------------------------
Class 529B shares
------------------------------------------------------------------------------------------------------------------
  Net assets                                                                          $170,936
  Shares outstanding                                                                     8,965
------------------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                              $19.07
------------------------------------------------------------------------------------------------------------------
Class 529C shares
------------------------------------------------------------------------------------------------------------------
  Net assets                                                                          $216,612
  Shares outstanding                                                                    11,353
------------------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                              $19.08
------------------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C
shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Six months ended 2/28/07  (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.


NET INVESTMENT LOSS
------------------------------------------------------------------------------------------------------------------
Income
  Dividends                                                                         $5,285,035
  Interest                                                                           1,385,907
------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                 $6,670,942
------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                    $5,924,305
  Distribution and service fees                                                      2,239,519
  Program manager fees                                                                   1,273
  Shareholder servicing costs                                                        1,206,591
  Administrative services fee                                                          140,253
  Retirement plan administration and services fees                                       3,840
  Independent trustees' compensation                                                    26,766
  Custodian fee                                                                        223,869
  Shareholder communications                                                            81,245
  Auditing fees                                                                         22,457
  Legal fees                                                                            22,996
  Miscellaneous                                                                         98,293
------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                          $9,991,407
------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                 (59,704)
  Reduction of expenses by investment adviser                                         (795,386)
------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                            $9,136,317
------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                                    $(2,465,375)
------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                          $46,577,311
  Foreign currency transactions                                                        (13,823)
------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments
and foreign currency transactions                                                                      $46,563,488
------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                      $87,282,201
  Translation of assets and liabilities
  in foreign currencies                                                                 (2,030)
------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments
and foreign currency translation                                                                       $87,280,171
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
on investments and foreign currency                                                                   $133,843,659
------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                  $131,378,284
------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                             SIX MONTHS ENDED         YEAR ENDED
                                                                                      2/28/07            8/31/06
                                                                                  (UNAUDITED)

CHANGE IN NET ASSETS FROM OPERATIONS
----------------------------------------------------------------------------------------------------------------
Net investment loss                                                               $(2,465,375)       $(8,556,709)
Net realized gain (loss) on investments and foreign currency transactions          46,563,488         32,807,606
Net unrealized gain (loss) on investments and foreign currency translation         87,280,171        (19,497,489)
----------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                             $131,378,284         $4,753,408
----------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                                $(96,180,527)      $(97,585,909)
----------------------------------------------------------------------------------------------------------------
Total change in net assets                                                        $35,197,757       $(92,832,501)
----------------------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------------
At beginning of period                                                          1,535,721,575      1,628,554,076
At end of period (including accumulated net investment
loss of $3,911,443 and $1,446,068, respectively)                               $1,570,919,332     $1,535,721,575
----------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                  SIX MONTHS                               YEARS ENDED 8/31
                                                       ENDED        -------------------------------------------------------------
CLASS A                                              2/28/07            2006         2005        2004         2003           2002
                                                 (UNAUDITED)

Net asset value, beginning of period                  $18.79          $18.76       $16.62      $16.57       $14.03         $19.22
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                    $(0.04)         $(0.10)       $0.01      $(0.08)      $(0.07)        $(0.13)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                   1.65            0.13         2.13        0.13         2.61          (4.97)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $1.61           $0.03        $2.14       $0.05        $2.54         $(5.10)
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions                      $--             $--          $--         $--          $--         $(0.09)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $20.40          $18.79       $18.76      $16.62       $16.57         $14.03
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                              8.57(n)         0.16        12.88        0.30(b)     18.10(j)      (26.70)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                  1.33(a)         1.36         1.38        1.37         1.41           1.45
Expenses after expense reductions (f)                   1.23(a)         1.27         1.28        1.32          N/A            N/A
Net investment income (loss)                           (0.38)(a)       (0.53)        0.05       (0.46)       (0.46)         (0.74)
Portfolio turnover                                        32             171           69          80           72            116
Net assets at end of period (000 Omitted)           $393,079        $414,113     $518,618    $563,761     $673,767       $731,283
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                               SIX MONTHS                                YEARS ENDED 8/31
                                                    ENDED       -----------------------------------------------------------------
CLASS B                                           2/28/07           2006         2005         2004            2003           2002
                                              (UNAUDITED)

Net asset value, beginning of period               $17.80         $17.88       $15.95       $16.00          $13.65         $18.80
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                 $(0.10)        $(0.22)      $(0.10)      $(0.19)         $(0.16)        $(0.24)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                1.57           0.14         2.03         0.14            2.51          (4.82)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $1.47         $(0.08)       $1.93       $(0.05)          $2.35         $(5.06)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions                   $--            $--          $--          $--             $--         $(0.09)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $19.27         $17.80       $17.88       $15.95          $16.00         $13.65
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                           8.26(n)       (0.45)       12.10        (0.31)(b)       17.22(j)      (27.08)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               1.98(a)        2.02         2.02         2.02            2.06           2.10
Expenses after expense reductions (f)                1.88(a)        1.92         1.92         1.97             N/A            N/A
Net investment loss                                 (1.03)(a)      (1.19)       (0.60)       (1.10)          (1.12)         (1.39)
Portfolio turnover                                     32            171           69           80              72            116
Net assets at end of period (000 Omitted)        $209,853       $247,488     $381,085     $427,364        $505,090       $490,326
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                               SIX MONTHS                                YEARS ENDED 8/31
                                                    ENDED       -----------------------------------------------------------------
CLASS C                                           2/28/07           2006         2005         2004            2003           2002
                                              (UNAUDITED)

Net asset value, beginning of period               $17.83         $17.92       $15.98       $16.03          $13.67         $18.84
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                 $(0.10)        $(0.22)      $(0.10)      $(0.19)         $(0.16)        $(0.24)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                1.57           0.13         2.04         0.14            2.52          (4.84)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $1.47         $(0.09)       $1.94       $(0.05)          $2.36         $(5.08)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions                   $--            $--          $--          $--             $--         $(0.09)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $19.30         $17.83       $17.92       $15.98          $16.03         $13.67
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                           8.24(n)       (0.50)       12.14        (0.31)(b)       17.26(j)      (27.13)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               1.98(a)        2.02         2.02         2.02            2.06           2.10
Expenses after expense reductions (f)                1.88(a)        1.93         1.92         1.97             N/A            N/A
Net investment loss                                 (1.03)(a)      (1.19)       (0.58)       (1.10)          (1.12)         (1.39)
Portfolio turnover                                     32            171           69           80              72            116
Net assets at end of period (000 Omitted)         $59,547        $66,664      $89,290     $114,023        $141,307       $148,930
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                               SIX MONTHS                                YEARS ENDED 8/31
                                                    ENDED       -----------------------------------------------------------------
CLASS I                                           2/28/07           2006         2005         2004            2003           2002
                                              (UNAUDITED)

Net asset value, beginning of period               $19.32         $19.22       $16.97       $16.86          $14.24         $19.41
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                 $(0.00)(w)     $(0.03)       $0.07       $(0.01)         $(0.01)        $(0.07)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                1.70           0.13         2.18         0.12            2.63          (5.01)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $1.70          $0.10        $2.25        $0.11           $2.62         $(5.08)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions                   $--            $--          $--          $--             $--         $(0.09)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $21.02         $19.32       $19.22       $16.97          $16.86         $14.24
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                              8.80(n)        0.52        13.26         0.65(b)        18.40(j)      (26.37)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               0.98(a)        1.02         1.01         1.01            1.06           1.10
Expenses after expense reductions (f)                0.88(a)        0.92         0.91         0.96             N/A            N/A
Net investment income (loss)                        (0.03)(a)      (0.17)        0.35        (0.06)          (0.10)         (0.39)
Portfolio turnover                                     32            171           69           80              72            116
Net assets at end of period (000 Omitted)        $902,566       $801,583     $633,593     $405,006        $163,758        $26,193
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                               SIX MONTHS                     YEARS ENDED 8/31
                                                    ENDED        ------------------------------------------
CLASS R                                           2/28/07          2006       2005       2004       2003(i)
                                              (UNAUDITED)

Net asset value, beginning of period               $18.69        $18.68     $16.58     $16.55       $13.92
----------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                 $(0.05)       $(0.13)    $(0.03)    $(0.09)      $(0.06)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                1.64          0.14       2.13       0.12         2.69
----------------------------------------------------------------------------------------------------------
Total from investment operations                    $1.59         $0.01      $2.10      $0.03        $2.63
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $20.28        $18.69     $18.68     $16.58       $16.55
----------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                              8.51(n)       0.05      12.67       0.18(b)     18.89(j)(n)
----------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               1.48(a)       1.51       1.53       1.49         1.60(a)
Expenses after expense reductions (f)                1.38(a)       1.41       1.43       1.44          N/A
Net investment loss                                 (0.53)(a)     (0.68)     (0.16)     (0.52)       (0.60)(a)
Portfolio turnover                                     32           171         69         80           72
Net assets at end of period (000 Omitted)          $2,480        $2,582     $3,784     $1,982         $221
----------------------------------------------------------------------------------------------------------

                                                                   SIX MONTHS            YEARS ENDED 8/31
                                                                        ENDED          ------------------
CLASS R1                                                              2/28/07            2006       2005(i)
                                                                  (UNAUDITED)

Net asset value, beginning of period                                   $17.76          $17.87       $17.19
----------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                     $(0.11)         $(0.23)      $(0.08)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                                    1.57            0.12         0.76
----------------------------------------------------------------------------------------------------------
Total from investment operations                                        $1.46          $(0.11)       $0.68
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $19.22          $17.76       $17.87
----------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                  8.22(n)        (0.62)        3.96(n)
----------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                   2.18(a)         2.22         2.23(a)
Expenses after expense reductions (f)                                    1.98(a)         2.03         2.13(a)
Net investment loss                                                     (1.13)(a)       (1.27)       (1.06)(a)
Portfolio turnover                                                         32             171           69
Net assets at end of period (000 Omitted)                                $444            $362         $204
----------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                   SIX MONTHS           YEARS ENDED 8/31
                                                                        ENDED          -------------------
CLASS R2                                                              2/28/07            2006       2005(i)
                                                                  (UNAUDITED)
Net asset value, beginning of period                                   $17.85          $17.89       $17.19
----------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                     $(0.07)         $(0.16)      $(0.05)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                                    1.57            0.12         0.75
----------------------------------------------------------------------------------------------------------
Total from investment operations                                        $1.50          $(0.04)       $0.70
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $19.35          $17.85       $17.89
----------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                  8.40(n)        (0.22)        4.07(n)
----------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                   1.88(a)         1.92         1.95(a)
Expenses after expense reductions (f)                                    1.63(a)         1.67         1.85(a)
Net investment loss                                                     (0.78)(a)       (0.89)       (0.80)(a)
Portfolio turnover                                                         32             171           69
Net assets at end of period (000 Omitted)                                $818            $751         $133
----------------------------------------------------------------------------------------------------------

                                                    SIX MONTHS                   YEARS ENDED 8/31
                                                         ENDED            ----------------------------
CLASS R3                                               2/28/07             2006         2005      2004(i)
                                                   (UNAUDITED)

Net asset value, beginning of period                    $18.57           $18.60       $16.55       $16.99
---------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                      $(0.07)          $(0.16)      $(0.10)      $(0.10)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                     1.64             0.13         2.15        (0.34)
---------------------------------------------------------------------------------------------------------
Total from investment operations                         $1.57           $(0.03)       $2.05       $(0.44)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $20.14           $18.57       $18.60       $16.55
---------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                   8.45(n)         (0.16)       12.39        (2.59)(b)(n)
---------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                    1.73(a)          1.77         1.78         1.71(a)
Expenses after expense reductions (f)                     1.53(a)          1.58         1.68         1.66(a)
Net investment loss                                      (0.68)(a)        (0.83)       (0.53)       (0.74)(a)
Portfolio turnover                                          32              171           69           80
Net assets at end of period (000 Omitted)                 $906           $1,073         $822         $309
---------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                         SIX MONTHS              YEARS ENDED 8/31
                                                              ENDED           ---------------------
CLASS R4                                                    2/28/07             2006          2005(i)
                                                        (UNAUDITED)
Net asset value, beginning of period                         $18.77           $18.75          $17.98
----------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                           $(0.03)          $(0.11)         $(0.03)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                          1.65             0.13            0.80
----------------------------------------------------------------------------------------------------
Total from investment operations                              $1.62            $0.02           $0.77
----------------------------------------------------------------------------------------------------
Net asset value, end of period                               $20.39           $18.77          $18.75
----------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                        8.63(n)          0.11            4.28(n)
----------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                         1.37(a)          1.43            1.45(a)
Expenses after expense reductions (f)                          1.27(a)          1.33            1.35(a)
Net investment loss                                           (0.36)(a)        (0.58)          (0.37)(a)
Portfolio turnover                                               32              171              69
Net assets at end of period (000 Omitted)                      $166              $52             $52
----------------------------------------------------------------------------------------------------

                                                         SIX MONTHS            YEARS ENDED 8/31
                                                              ENDED           -----------------
CLASS R5                                                    2/28/07             2006          2005(i)
                                                        (UNAUDITED)
Net asset value, beginning of period                         $18.85           $18.78          $17.98
----------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                           $(0.01)          $(0.06)         $(0.01)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                          1.66             0.13            0.81
----------------------------------------------------------------------------------------------------
Total from investment operations                              $1.65            $0.07           $0.80
----------------------------------------------------------------------------------------------------
Net asset value, end of period                               $20.50           $18.85          $18.78
----------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                        8.75(n)          0.37            4.45(n)
----------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                         1.07(a)          1.13            1.15(a)
Expenses after expense reductions (f)                          0.97(a)          1.03            1.05(a)
Net investment loss                                           (0.13)(a)        (0.29)          (0.07)(a)
Portfolio turnover                                               32              171              69
Net assets at end of period (000 Omitted)                       $57              $52             $52
----------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                               SIX MONTHS                           YEARS ENDED 8/31
                                                    ENDED        ------------------------------------------------------
CLASS 529A                                        2/28/07          2006       2005       2004         2003      2002(i)
                                              (UNAUDITED)
Net asset value, beginning of period               $18.62        $18.63     $16.55     $16.52       $14.03       $13.89
-----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                 $(0.06)       $(0.15)    $(0.04)    $(0.12)      $(0.10)      $(0.01)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                1.64          0.14       2.12       0.15         2.59         0.15
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $1.58        $(0.01)     $2.08      $0.03        $2.49        $0.14
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $20.20        $18.62     $18.63     $16.55       $16.52       $14.03
-----------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                           8.49(n)      (0.05)     12.57       0.18(b)     17.75(j)      1.01(n)
-----------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               1.58(a)       1.62       1.62       1.61         1.67         1.70(a)
Expenses after expense reductions (f)                1.48(a)       1.52       1.52       1.56          N/A          N/A
Net investment loss                                 (0.63)(a)     (0.77)     (0.25)     (0.68)       (0.69)       (0.74)(a)
Portfolio turnover                                     32           171         69         80           72          116
Net assets at end of period (000 Omitted)            $615          $531       $481       $394         $225           $5
-----------------------------------------------------------------------------------------------------------------------

                                               SIX MONTHS                           YEARS ENDED 8/31
                                                    ENDED        ------------------------------------------------------
CLASS 529B                                        2/28/07          2006       2005       2004         2003      2002(i)
                                              (UNAUDITED)
Net asset value, beginning of period               $17.63        $17.76     $15.88     $15.97       $13.65       $13.52
-----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                 $(0.12)       $(0.26)    $(0.15)    $(0.22)      $(0.19)      $(0.02)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                1.56          0.13       2.03       0.13         2.51         0.15
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $1.44        $(0.13)     $1.88     $(0.09)       $2.32        $0.13
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $19.07        $17.63     $17.76     $15.88       $15.97       $13.65
-----------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                           8.17(n)      (0.73)     11.84      (0.56)(b)    17.00(j)      0.96(n)
-----------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               2.23(a)       2.27       2.27       2.25         2.33         2.35(a)
Expenses after expense reductions (f)                2.13(a)       2.17       2.17       2.20          N/A          N/A
Net investment loss                                 (1.28)(a)     (1.42)     (0.88)     (1.31)       (1.37)       (1.39)(a)
Portfolio turnover                                     32           171         69         80           72          116
Net assets at end of period (000 Omitted)            $171          $164       $151       $143          $79           $5
-----------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                               SIX MONTHS                           YEARS ENDED 8/31
                                                    ENDED        ------------------------------------------------------
CLASS 529C                                        2/28/07          2006       2005       2004         2003      2002(i)
                                              (UNAUDITED)
Net asset value, beginning of period               $17.65        $17.78     $15.90     $15.99       $13.67       $13.54
-----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                 $(0.12)       $(0.26)    $(0.16)    $(0.22)      $(0.19)      $(0.02)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                1.55          0.13       2.04       0.13         2.51         0.15
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $1.43        $(0.13)     $1.88     $(0.09)       $2.32        $0.13
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $19.08        $17.65     $17.78     $15.90       $15.99       $13.67
-----------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                           8.10(n)      (0.73)     11.82      (0.56)(b)    16.97(j)      0.96(n)
-----------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               2.23(a)       2.27       2.27       2.25         2.30         2.35(a)
Expenses after expense reductions (f)                2.13(a)       2.17       2.17       2.20          N/A          N/A
Net investment loss                                 (1.28)(a)     (1.43)     (0.91)     (1.29)       (1.35)       (1.38)(a)
Portfolio turnover                                     32           171         69         80           72          116
Net assets at end of period (000 Omitted)            $217          $307       $290       $221          $58           $5
-----------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.
(a) Annualized.
(b) The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(i) For the period from the class' inception, December 31, 2002 (Class R), July 31, 2002 (Classes 529A, 529B, and 529C),
    October 31, 2003 (Class R3) and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(j) The fund's net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the Class A, Class B, Class C, Class I, Class R, Class 529A, Class 529B and Class 529C total returns for the year ended August 31, 2003 would have been lower by approximately 0.08%, 0.09%, 0.08%, 0.09%, 0.08%,
    0.09%, 0.09%, and 0.09%, respectively.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Strategic Growth Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving its portfolio holdings are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 28, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses, defaulted bonds, and wash sale loss deferrals.

The fund declared no distributions for the year ended August 31, 2006.

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 2/28/07

          Cost of investments                         $1,568,544,563
          ----------------------------------------------------------
          Gross appreciation                            $133,585,031
          Gross depreciation                             (39,912,185)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)     $93,672,846

          AS OF 8/31/06

          Capital loss carryforwards                  (1,346,311,781)
          Other temporary differences                     (1,443,116)
          Net unrealized appreciation (depreciation)      (3,609,355)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of August 31, 2006, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

              8/31/09                             $(172,262,091)
              8/31/10                              (844,273,922)
              8/31/11                              (299,742,793)
              8/31/12                               (30,032,975)
              -------------------------------------------------
                                                $(1,346,311,781)

The availability of a portion of the capital loss carryforwards, which were acquired on June 10, 2005, in connection with the Managed Sectors Fund merger, may be limited in a given year.

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is evaluating the application of the Interpretation to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets. As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.65% of the fund's average daily net assets for the period March 1, 2004 through February 28, 2009. For the six months ended February 28, 2007, this waiver amounted to $789,907 and is reflected as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2007 was equivalent to an annual effective rate of 0.65% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $16,419 and $121 for the six months ended February 28, 2007, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

                                                                TOTAL          ANNUAL       DISTRIBUTION
                       DISTRIBUTION        SERVICE       DISTRIBUTION       EFFECTIVE        AND SERVICE
                           FEE RATE       FEE RATE            PLAN(d)         RATE(e)                FEE

Class A                       0.10%          0.25%              0.35%           0.35%           $723,688
Class B                       0.75%          0.25%              1.00%           1.00%          1,177,008
Class C                       0.75%          0.25%              1.00%           1.00%            323,032
Class R                       0.25%          0.25%              0.50%           0.50%              6,446
Class R1                      0.50%          0.25%              0.75%           0.75%              1,518
Class R2                      0.25%          0.25%              0.50%           0.50%              2,008
Class R3                      0.25%          0.25%              0.50%           0.50%              2,484
Class R4                         --          0.25%              0.25%           0.25%                 86
Class 529A                    0.25%          0.25%              0.50%           0.35%                993
Class 529B                    0.75%          0.25%              1.00%           1.00%                855
Class 529C                    0.75%          0.25%              1.00%           1.00%              1,401
--------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                           $2,239,519

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2007 based on each class' average daily net assets. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class
    529A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2007, were as follows:

                                                         AMOUNT

              Class A                                    $7,305
              Class B                                   177,828
              Class C                                     2,314
              Class 529B                                    278
              Class 529C                                     --

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% of the average daily net assets attributable to each 529 share class. The fee is based on average daily net assets and is currently established at 0.25% annually of average daily net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended February 28, 2007, were as follows:

                                                         AMOUNT

              Class 529A                                   $709
              Class 529B                                    214
              Class 529C                                    350
              --------------------------------------------------
              Total Program Manager Fees                 $1,273

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2007, the fee was $602,073, which equated to 0.0762% annually of the fund's average daily net assets. Effective January 1, 2007, MFSC has entered into a sub-accounting agreement with SunLife Retirement Services (U.S.), Inc. (SRS), an affiliate of MFSC, on behalf of the fund to provide omnibus account services to the fund. MFSC pays SRS both an asset based fee and a per account charge of the assets held in the omnibus account. The fund then reimburses MFSC for the sub- accounting fees paid to SRS. For the six months ended February 28, 2007, the sub-accounting fee for SRS was $31,790, which equated to 0.0040% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses. For the six months ended February 28, 2007, these out-of-pocket and sub-accounting costs amounted to $403,103. The fund may also pay shareholder servicing related costs directly to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. The fund's annual fixed amount is $17,500. The administrative services fee incurred for the six months ended February 28, 2007 was equivalent to an annual effective rate of 0.0178% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended February 28, 2007, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                                ANNUAL
                                                             EFFECTIVE     TOTAL
                                                 FEE RATE      RATE(g)    AMOUNT

Class R1                                            0.45%        0.35%      $911
Class R2                                            0.40%        0.25%     1,607
Class R3                                            0.25%        0.15%     1,242
Class R4                                            0.15%        0.15%        52
Class R5                                            0.10%        0.10%        28
--------------------------------------------------------------------------------
Total Retirement Plan Administration and Services Fees                    $3,840

(g) MFS has agreed in writing to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement will continue until at least September 30, 2008. For the six months ended February 28, 2007, this waiver amounted to $1,302 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $763. The fund also has an unfunded retirement benefit deferral plan for certain independent trustees which resulted in an expense of $5,573. Both amounts are included in independent trustees' compensation for the six months ended February 28, 2007. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $61,164 at February 28, 2007, and is included in payable for independent trustees' compensation.

DEFERRED TRUSTEE COMPENSATION - Under a Deferred Compensation Plan (the Plan) independent trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Trustees are no longer allowed to defer compensation under the Plan. Amounts previously deferred are treated as though equivalent dollar amounts had been invested in shares of the fund or other MFS funds selected by the trustee. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets and payable for independent trustees' compensation is $3,923 of deferred trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended February 28, 2007, the fee paid to Tarantino LLC was $6,250. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $4,177, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $486,318,949 and $578,570,760, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                 SIX MONTHS ENDED                           YEAR ENDED
                                    2/28/07(h)                              8/31/06(h)
                            SHARES             AMOUNT                SHARES               AMOUNT
Shares sold
  Class A                  1,679,323         $34,024,626            4,377,994           $83,738,691
  Class B                    271,945           5,146,624              831,375            15,209,822
  Class C                     78,373           1,494,684              260,061             4,776,584
  Class I                  2,271,955          47,457,818            8,989,008           177,217,230
  Class R                      9,182             181,372               25,065               477,701
  Class R1                    21,638             424,969               11,694               218,511
  Class R2                    37,923             754,220               39,226               724,819
  Class R3                    46,657             957,556               29,585               549,177
  Class R4                     5,382             112,156                   --                    --
  Class 529A                   4,184              84,282                7,044               131,184
  Class 529B                     692              13,163                1,519                27,095
  Class 529C                     979              18,485                3,416                63,535
--------------------------------------------------------------------------------------------------
                           4,428,233         $90,669,955           14,575,987          $283,134,349

Shares reacquired
  Class A                 (4,459,074)       $(90,066,607)          (9,985,755)        $(191,838,092)
  Class B                 (3,287,214)        (62,705,721)          (8,233,984)         (149,909,261)
  Class C                   (732,682)        (13,990,811)          (1,504,250)          (27,523,677)
  Class I                   (825,834)        (17,052,910)            (463,984)           (9,172,412)
  Class R                    (25,034)           (501,011)             (89,429)           (1,705,603)
  Class R1                   (18,874)           (371,654)              (2,748)              (49,551)
  Class R2                   (37,744)           (751,011)              (4,590)              (80,306)
  Class R3                   (59,463)         (1,213,577)             (16,005)             (305,472)
  Class R4                        --                  --                   --                    --
  Class 529A                  (2,255)            (44,438)              (4,306)              (80,216)
  Class 529B                  (1,028)            (19,481)                (693)              (12,635)
  Class 529C                  (7,029)           (133,261)              (2,322)              (43,033)
----------------------------------------------------------------------------------------------------
                          (9,456,231)      $(186,850,482)         (20,308,066)        $(380,720,258)

Net change
  Class A                 (2,779,751)       $(56,041,981)          (5,607,761)        $(108,099,401)
  Class B                 (3,015,269)        (57,559,097)          (7,402,609)         (134,699,439)
  Class C                   (654,309)        (12,496,127)          (1,244,189)          (22,747,093)
  Class I                  1,446,121          30,404,908            8,525,024           168,044,818
  Class R                    (15,852)           (319,639)             (64,364)           (1,227,902)
  Class R1                     2,764              53,315                8,946               168,960
  Class R2                       179               3,209               34,636               644,513
  Class R3                   (12,806)           (256,021)              13,580               243,705
  Class R4                     5,382             112,156                   --                    --
  Class 529A                   1,929              39,844                2,738                50,968
  Class 529B                    (336)             (6,318)                 826                14,460
  Class 529C                  (6,050)           (114,776)               1,094                20,502
----------------------------------------------------------------------------------------------------
                          (5,027,998)       $(96,180,527)          (5,732,079)         $(97,585,909)

(h) Class R5 had no operating activity.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund and MFS Moderate Allocation Fund were the owners of record of approximately 16%, 2%, 24%, and 14%, respectively, of the value of outstanding voting shares. In addition, the MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund and the MFS Lifetime 2040 Fund were each the owners of record of less than 1% of the value of outstanding voting shares.

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended February 28, 2007, the fund's commitment fee and interest expense were $4,840 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7) SUBSEQUENT EVENTS

Effective March 31, 2007, Class 529A, Class 529B, and Class 529C shares of the MFS Strategic Growth Fund were terminated.

On February 28, 2007, the Trustees of the fund approved the proposed Agreement and Plan of Reorganization, whereby MFS Strategic Growth Fund would be reorganized in MFS Core Growth Fund. The Agreement and Plan of Reorganization provides for the transfer of the assets of the MFS Strategic Growth Fund to the MFS Core Growth Fund and the assumption by the MFS Core Growth Fund of the liabilities of the MFS Strategic Growth Fund in exchange solely for shares of beneficial interest in the MFS Core Growth Fund. Immediately following the transfer, the MFS Core Growth Fund shares received by the MFS Strategic Growth Fund will be distributed to shareholders, pro rata, and the MFS Strategic Growth Fund will be liquidated and terminated. If approved by shareholders, it is expected that the reorganization will occur on or around June 22, 2007.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

                    Public Reference Room
                    Securities and Exchange Commission
                    100 F Street, NE, Room 1580
                    Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA 02205-5824
1-800-637-8255
24 hours a day                            OVERNIGHT MAIL
                                          MFS Service Center, Inc.
ACCOUNT SERVICE AND                       500 Boylston Street
LITERATURE                                Boston, MA 02116-3741

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

                             M F S(R)
                             INVESTMENT MANAGEMENT

                               [graphic omitted]

                               Semiannual report

                                                        MFS(R) CORE EQUITY FUND

LETTER FROM THE CEO                                     1
---------------------------------------------------------
PORTFOLIO COMPOSITION                                   2
---------------------------------------------------------
EXPENSE TABLE                                           3
---------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                5
---------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                    14
---------------------------------------------------------
STATEMENT OF OPERATIONS                                17
---------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                    18
---------------------------------------------------------
FINANCIAL HIGHLIGHTS                                   19
---------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                          29
---------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT          39
---------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                  39
---------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                         39
---------------------------------------------------------
CONTACT INFORMATION                            BACK COVER
---------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
------------------------------------------------------------------------------

                                                                        2/28/07
                                                                        RGI-SEM

[Photo of Robert J. Manning]

LETTER FROM THE CEO

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. In February 2007 it hit its all-time high of 12,787. Less than a week later, stocks sold off around the globe. By March 5 the Dow was off 5.8%. That is a sign of volatile markets and a reason investors should make sure they have an investment plan that can ride out the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are inherently cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and that there is no sense in reacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    April 16, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts canbe guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                               99.3%
              Cash & Other Net Assets                      0.7%

              TOP TEN HOLDINGS

              Exxon Mobil Corp.                            2.9%
              -------------------------------------------------
              Altria Group, Inc.                           2.5%
              -------------------------------------------------
              Wyeth                                        1.8%
              -------------------------------------------------
              JPMorgan Chase & Co.                         1.6%
              -------------------------------------------------
              Bank of America Corp.                        1.6%
              -------------------------------------------------
              Eli Lilly & Co.                              1.5%
              -------------------------------------------------
              AT&T, Inc.                                   1.5%
              -------------------------------------------------
              Rockwell Automation, Inc.                    1.3%
              -------------------------------------------------
              Countrywide Financial Corp.                  1.3%
              -------------------------------------------------
              United Technologies Corp.                    1.3%
              -------------------------------------------------

              EQUITY SECTORS

              Financial Services                          21.7%
              -------------------------------------------------
              Technology                                  13.9%
              -------------------------------------------------
              Health Care                                 12.0%
              -------------------------------------------------
              Energy                                       8.0%
              -------------------------------------------------
              Utilities & Communications                   7.8%
              -------------------------------------------------
              Industrial Goods & Services                  6.7%
              -------------------------------------------------
              Retailing                                    6.4%
              -------------------------------------------------
              Consumer Staples                             6.4%
              -------------------------------------------------
              Leisure                                      6.0%
              -------------------------------------------------
              Basic Materials                              4.5%
              -------------------------------------------------
              Special Products & Services                  2.2%
              -------------------------------------------------
              Autos & Housing                              1.9%
              -------------------------------------------------
              Transportation                               1.8%
              -------------------------------------------------

Percentages are based on net assets as of 02/28/07.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2006 through February 28, 2007

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2006 through February 28, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    9/01/06-
Class                       Ratio      9/01/06        2/28/07         2/28/07
--------------------------------------------------------------------------------
         Actual             1.32%     $1,000.00      $1,119.40         $6.94
   A ---------------------------------------------------------------------------
         Hypothetical(h)    1.32%     $1,000.00      $1,018.25         $6.61
--------------------------------------------------------------------------------
         Actual             1.97%     $1,000.00      $1,115.20        $10.33
   B ---------------------------------------------------------------------------
         Hypothetical(h)    1.97%     $1,000.00      $1,015.03         $9.84
--------------------------------------------------------------------------------
         Actual             1.97%     $1,000.00      $1,115.10        $10.33
   C ---------------------------------------------------------------------------
         Hypothetical(h)    1.97%     $1,000.00      $1,015.03         $9.84
--------------------------------------------------------------------------------
         Actual             0.97%     $1,000.00      $1,120.70         $5.10
   I ---------------------------------------------------------------------------
         Hypothetical(h)    0.97%     $1,000.00      $1,019.98         $4.86
--------------------------------------------------------------------------------
         Actual             1.47%     $1,000.00      $1,118.40         $7.72
   R ---------------------------------------------------------------------------
         Hypothetical(h)    1.47%     $1,000.00      $1,017.50         $7.35
--------------------------------------------------------------------------------
         Actual             2.07%     $1,000.00      $1,114.90        $10.85
  R1 ---------------------------------------------------------------------------
         Hypothetical(h)    2.07%     $1,000.00      $1,014.53        $10.34
--------------------------------------------------------------------------------
         Actual             1.72%     $1,000.00      $1,117.30         $9.03
  R2 ---------------------------------------------------------------------------
         Hypothetical(h)    1.72%     $1,000.00      $1,016.27         $8.60
--------------------------------------------------------------------------------
         Actual             1.62%     $1,000.00      $1,117.30         $8.50
  R3 ---------------------------------------------------------------------------
         Hypothetical(h)    1.62%     $1,000.00      $1,016.76         $8.10
--------------------------------------------------------------------------------
         Actual             1.37%     $1,000.00      $1,118.90         $7.20
  R4 ---------------------------------------------------------------------------
         Hypothetical(h)    1.37%     $1,000.00      $1,018.00         $6.85
--------------------------------------------------------------------------------
         Actual             1.07%     $1,000.00      $1,120.00         $5.62
  R5 ---------------------------------------------------------------------------
         Hypothetical(h)    1.07%     $1,000.00      $1,019.49         $5.36
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
2/28/07  (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.3%
----------------------------------------------------------------------------------------------
ISSUER                                                  SHARES/PAR                   VALUE ($)
----------------------------------------------------------------------------------------------
Aerospace - 2.7%
----------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                          19,900             $  1,935,872
Precision Castparts Corp.                                      15,490                1,409,125
United Technologies Corp.                                      46,440                3,047,857
                                                                                  ------------
                                                                                  $  6,392,854
----------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.9%
----------------------------------------------------------------------------------------------
NIKE, Inc., "B"                                                16,170             $  1,689,280
Under Armour, Inc. (a)                                         12,060                  554,157
                                                                                  ------------
                                                                                  $  2,243,437
----------------------------------------------------------------------------------------------
Automotive - 1.2%
----------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                           9,250             $    609,575
Johnson Controls, Inc.                                         16,340                1,532,692
Sauer-Danfoss, Inc. (l)                                        22,910                  846,295
                                                                                  ------------
                                                                                  $  2,988,562
----------------------------------------------------------------------------------------------
Biotechnology - 2.2%
----------------------------------------------------------------------------------------------
Amgen, Inc. (a)                                                38,160             $  2,452,162
Celgene Corp. (a)                                              14,020                  747,266
Genzyme Corp. (a)                                              10,940                  676,092
Human Genome Sciences, Inc. (a)                                30,160                  331,760
Millipore Corp. (a)                                            11,360                  812,467
Neurochem, Inc. (a)(l)                                         13,510                  197,922
                                                                                  ------------
                                                                                  $  5,217,669
----------------------------------------------------------------------------------------------
Broadcasting - 2.3%
----------------------------------------------------------------------------------------------
News Corp., "A"                                               107,140             $  2,413,864
Viacom, Inc., "B" (a)                                          54,180                2,115,187
Walt Disney Co.                                                30,600                1,048,356
                                                                                  ------------
                                                                                  $  5,577,407
----------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 3.4%
----------------------------------------------------------------------------------------------
Affiliated Managers Group, Inc. (a)(l)                          6,010             $    682,135
Chicago Mercantile Exchange Holdings, Inc., "A"                 1,711                  922,451
Franklin Resources, Inc.                                        4,280                  502,429
Goldman Sachs Group, Inc.                                       8,990                1,812,384
Lazard Ltd. (l)                                                37,410                1,926,241
Legg Mason, Inc. (l)                                           22,140                2,274,664
                                                                                  ------------
                                                                                  $  8,120,304
----------------------------------------------------------------------------------------------
Business Services - 1.2%
----------------------------------------------------------------------------------------------
Cognizant Technology Solutions Corp., "A" (a)                   8,400             $    757,680
Fidelity National Information Services, Inc.                   11,900                  546,805
First Data Corp.                                               27,070                  691,097
Global Payments, Inc.                                          12,370                  475,874
Satyam Computer Services Ltd., ADR (l)                         16,840                  363,070
                                                                                  ------------
                                                                                  $  2,834,526
----------------------------------------------------------------------------------------------
Cable TV - 0.8%
----------------------------------------------------------------------------------------------
Cablevision Systems Corp., "A"                                 23,600             $    695,256
Comcast Corp., "Special A" (a)                                 45,270                1,152,122
                                                                                  ------------
                                                                                  $  1,847,378
----------------------------------------------------------------------------------------------
Chemicals - 1.2%
----------------------------------------------------------------------------------------------
Monsanto Co.                                                   52,860             $  2,785,193
----------------------------------------------------------------------------------------------
Computer Software - 3.7%
----------------------------------------------------------------------------------------------
Adobe Systems, Inc. (a)                                        56,270             $  2,208,598
CommVault Systems, Inc. (a)                                    20,410                  339,418
McAfee, Inc. (a)                                               39,360                1,185,523
MSC.Software Corp. (a)(l)                                      89,176                1,199,417
Oracle Corp. (a)                                              153,050                2,514,612
salesforce.com, Inc. (a)(l)                                     4,310                  186,451
Symantec Corp. (a)                                             44,150                  754,965
Transaction Systems Architects, Inc. (a)                       13,780                  486,434
                                                                                  ------------
                                                                                  $  8,875,418
----------------------------------------------------------------------------------------------
Computer Software - Systems - 2.1%
----------------------------------------------------------------------------------------------
Apple Computer, Inc. (a)                                       15,810             $  1,337,684
Hewlett-Packard Co.                                            58,090                2,287,584
International Business Machines Corp.                          16,500                1,534,665
                                                                                  ------------
                                                                                  $  5,159,933
----------------------------------------------------------------------------------------------
Construction - 0.7%
----------------------------------------------------------------------------------------------
D.R. Horton, Inc. (l)                                          15,060             $    382,072
Masco Corp.                                                    42,470                1,267,730
                                                                                  ------------
                                                                                  $  1,649,802
----------------------------------------------------------------------------------------------
Consumer Goods & Services - 3.2%
----------------------------------------------------------------------------------------------
Avon Products, Inc.                                            38,140             $  1,398,212
eBay, Inc. (a)                                                 17,580                  563,615
Estee Lauder Cos., Inc., "A"                                   32,400                1,551,312
ITT Educational Services, Inc. (a)                              7,900                  631,842
Monster Worldwide, Inc. (a)                                    13,200                  658,152
Physicians Formula Holdings, Inc. (a)                           3,370                   68,175
Scotts Miracle-Gro Co.                                         51,080                2,253,139
Strayer Education, Inc.                                         4,010                  472,739
                                                                                  ------------
                                                                                  $  7,597,186
----------------------------------------------------------------------------------------------
Containers - 0.5%
----------------------------------------------------------------------------------------------
Crown Holdings, Inc. (a)                                       20,150             $    460,226
Owens-Illinois, Inc. (a)                                       22,780                  541,253
Smurfit-Stone Container Corp. (a)                              26,650                  328,861
                                                                                  ------------
                                                                                  $  1,330,340
----------------------------------------------------------------------------------------------
Electrical Equipment - 1.9%
----------------------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., "A"                            6,970             $    300,686
Rockwell Automation, Inc.                                      51,900                3,222,471
Tyco International Ltd.                                        32,040                  987,793
                                                                                  ------------
                                                                                  $  4,510,950
----------------------------------------------------------------------------------------------
Electronics - 3.5%
----------------------------------------------------------------------------------------------
Applied Materials, Inc.                                        41,380             $    768,427
ASML Holding N.V. (a)                                          27,930                  686,519
Hittite Microwave Corp. (a)(l)                                 14,040                  588,838
Intel Corp.                                                   138,170                2,742,675
Intersil Corp., "A"                                            19,490                  515,511
Marvell Technology Group Ltd. (a)                              63,110                1,295,017
NetLogic Microsystems, Inc. (a)(l)                             23,470                  585,342
SanDisk Corp. (a)                                              35,220                1,282,712
                                                                                  ------------
                                                                                  $  8,465,041
----------------------------------------------------------------------------------------------
Energy - Independent - 2.0%
----------------------------------------------------------------------------------------------
Apache Corp.                                                   12,670             $    868,275
CONSOL Energy, Inc.                                            11,900                  424,473
Devon Energy Corp.                                             15,890                1,044,132
EOG Resources, Inc.                                            16,870                1,142,774
Occidental Petroleum Corp.                                     30,210                1,395,098
                                                                                  ------------
                                                                                  $  4,874,752
----------------------------------------------------------------------------------------------
Energy - Integrated - 4.8%
----------------------------------------------------------------------------------------------
Chevron Corp.                                                  40,390             $  2,771,158
Exxon Mobil Corp.                                              97,062                6,957,404
Hess Corp.                                                     35,530                1,884,867
                                                                                  ------------
                                                                                  $ 11,613,429
----------------------------------------------------------------------------------------------
Engineering - Construction - 0.6%
----------------------------------------------------------------------------------------------
North American Energy Partners, Inc. (a)                       70,650             $  1,351,535
----------------------------------------------------------------------------------------------
Food & Beverages - 1.7%
----------------------------------------------------------------------------------------------
General Mills, Inc.                                            16,780             $    945,721
Kellogg Co.                                                    23,850                1,190,592
PepsiCo, Inc.                                                  21,789                1,375,975
Tyson Foods, Inc., "A"                                         36,520                  666,490
                                                                                  ------------
                                                                                  $  4,178,778
----------------------------------------------------------------------------------------------
Food & Drug Stores - 1.0%
----------------------------------------------------------------------------------------------
CVS Corp.                                                      28,960             $    909,634
Kroger Co.                                                     26,240                  673,581
SUPERVALU, Inc.                                                25,770                  952,459
                                                                                  ------------
                                                                                  $  2,535,674
----------------------------------------------------------------------------------------------
Forest & Paper Products - 0.2%
----------------------------------------------------------------------------------------------
MeadWestvaco Corp.                                             18,450             $    561,803
----------------------------------------------------------------------------------------------
Gaming & Lodging - 0.9%
----------------------------------------------------------------------------------------------
Hilton Hotels Corp.                                            21,170             $    747,301
International Game Technology                                  16,760                  691,350
Penn National Gaming, Inc. (a)(l)                              10,180                  474,693
Royal Caribbean Cruises Ltd. (l)                                4,170                  169,010
                                                                                  ------------
                                                                                  $  2,082,354
----------------------------------------------------------------------------------------------
General Merchandise - 1.6%
----------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                     40,490             $  1,172,995
Federated Department Stores, Inc.                              43,170                1,927,972
Stage Stores, Inc.                                             34,715                  761,300
                                                                                  ------------
                                                                                  $  3,862,267
----------------------------------------------------------------------------------------------
Health Maintenance Organizations - 1.2%
----------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                       33,920             $  1,770,624
WellPoint, Inc. (a)                                            13,910                1,104,315
                                                                                  ------------
                                                                                  $  2,874,939
----------------------------------------------------------------------------------------------
Insurance - 3.7%
----------------------------------------------------------------------------------------------
Aflac, Inc.                                                    19,470             $    918,984
Allied World Assurance Co. Holdings Ltd.                       25,690                1,071,016
Chubb Corp.                                                    31,360                1,600,928
Genworth Financial, Inc., "A"                                  37,070                1,311,166
MetLife, Inc.                                                  26,290                1,660,214
Prudential Financial, Inc.                                      3,560                  323,746
Travelers Cos., Inc.                                           41,010                2,081,668
                                                                                  ------------
                                                                                  $  8,967,722
----------------------------------------------------------------------------------------------
Internet - 0.9%
----------------------------------------------------------------------------------------------
CNET Networks, Inc. (a)(l)                                     87,850             $    771,323
Google, Inc., "A" (a)                                           2,390                1,074,186
Move, Inc. (a)                                                 73,660                  439,750
                                                                                  ------------
                                                                                  $  2,285,259
----------------------------------------------------------------------------------------------
Leisure & Toys - 0.5%
----------------------------------------------------------------------------------------------
Electronic Arts, Inc. (a)                                       8,390             $    423,024
Scientific Games Corp. (a)(l)                                   8,300                  271,410
THQ, Inc. (a)                                                  13,790                  444,176
                                                                                  ------------
                                                                                  $  1,138,610
----------------------------------------------------------------------------------------------
Machinery & Tools - 1.5%
----------------------------------------------------------------------------------------------
Deere & Co.                                                    21,520             $  2,333,198
Eaton Corp.                                                    16,890                1,368,259
                                                                                  ------------
                                                                                  $  3,701,457
----------------------------------------------------------------------------------------------
Major Banks - 6.2%
----------------------------------------------------------------------------------------------
Bank of America Corp.                                          75,034             $  3,816,980
Bank of New York Co., Inc.                                     61,320                2,490,818
JPMorgan Chase & Co.                                           79,660                3,935,204
PNC Financial Services Group, Inc.                             11,450                  839,400
State Street Corp.                                             41,260                2,702,943
SunTrust Banks, Inc.                                           13,970                1,177,811
                                                                                  ------------
                                                                                  $ 14,963,156
----------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.9%
----------------------------------------------------------------------------------------------
Cardinal Health, Inc.                                           4,570             $    320,311
Healthcare Services Group, Inc. (l)                            24,920                  698,757
McKesson Corp.                                                  5,860                  326,754
MWI Veterinary Supply, Inc. (a)                                25,800                  800,574
                                                                                  ------------
                                                                                  $  2,146,396
----------------------------------------------------------------------------------------------
Medical Equipment - 2.3%
----------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc. (a)(l)                           22,710             $    875,243
Aspect Medical Systems, Inc. (a)(l)                            66,430                1,072,845
Boston Scientific Corp. (a)                                    88,550                1,444,251
Cooper Cos., Inc. (l)                                          11,210                  514,427
Cyberonics, Inc. (a)(l)                                        24,390                  499,507
St. Jude Medical, Inc. (a)                                     17,770                  704,581
Thoratec Corp. (a)(l)                                          23,740                  466,491
                                                                                  ------------
                                                                                  $  5,577,345
----------------------------------------------------------------------------------------------
Metals & Mining - 0.8%
----------------------------------------------------------------------------------------------
BHP Billiton PLC                                               78,190             $  1,568,268
Inmet Mining Corp.                                              9,560                  481,943
                                                                                  ------------
                                                                                  $  2,050,211
----------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.8%
----------------------------------------------------------------------------------------------
Williams Co., Inc.                                             75,170             $  2,027,335
----------------------------------------------------------------------------------------------
Network & Telecom - 2.3%
----------------------------------------------------------------------------------------------
Cisco Systems, Inc. (a)                                       110,550             $  2,867,667
NICE Systems Ltd., ADR (a)                                     33,560                1,148,759
Nortel Networks Corp. (a)                                      26,776                  802,744
Sonus Networks, Inc. (a)(l)                                    80,230                  616,969
                                                                                  ------------
                                                                                  $  5,436,139
----------------------------------------------------------------------------------------------
Oil Services - 1.2%
----------------------------------------------------------------------------------------------
Dresser-Rand Group, Inc. (a)                                   29,290             $    760,661
National-Oilwell Varco, Inc. (a)                                5,380                  374,663
Natural Gas Services Group, Inc. (a)(l)                        25,450                  335,940
Noble Corp.                                                    20,000                1,404,400
                                                                                  ------------
                                                                                  $  2,875,664
----------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 5.8%
----------------------------------------------------------------------------------------------
American Express Co.                                           50,580             $  2,876,485
Bank of Hawaii Corp.                                           20,210                1,045,261
Commerce Bancorp, Inc. (l)                                     77,540                2,591,387
Countrywide Financial Corp.                                    80,660                3,087,665
Fannie Mae                                                     32,080                1,819,898
SLM Corp.                                                      59,950                2,555,069
                                                                                  ------------
                                                                                  $ 13,975,765
----------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 1.4%
----------------------------------------------------------------------------------------------
EMC Corp. (a)                                                 140,500             $  1,959,975
Network Appliance, Inc. (a)                                    20,300                  785,001
Nuance Communications, Inc. (a)                                40,500                  570,645
                                                                                  ------------
                                                                                  $  3,315,621
----------------------------------------------------------------------------------------------
Pharmaceuticals - 5.4%
----------------------------------------------------------------------------------------------
Allergan, Inc.                                                 18,740             $  2,093,445
Bristol-Myers Squibb Co.                                       72,720                1,919,081
Eli Lilly & Co.                                                67,460                3,551,094
Endo Pharmaceuticals Holdings, Inc. (a)                        16,960                  529,322
Medicis Pharmaceutical Corp., "A" (l)                          10,660                  387,598
Wyeth                                                          90,980                4,450,742
                                                                                  ------------
                                                                                  $ 12,931,282
----------------------------------------------------------------------------------------------
Printing & Publishing - 0.4%
----------------------------------------------------------------------------------------------
New York Times Co., "A" (l)                                    36,880             $    912,042
----------------------------------------------------------------------------------------------
Railroad & Shipping - 0.7%
----------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                             15,100             $  1,195,769
Norfolk Southern Corp.                                          8,780                  416,172
                                                                                  ------------
                                                                                  $  1,611,941
----------------------------------------------------------------------------------------------
Real Estate - 2.6%
----------------------------------------------------------------------------------------------
Alesco Financial, Inc., REIT                                  130,390             $  1,406,908
BRE Properties, Inc., "A", REIT (l)                            19,720                1,308,422
Macerich Co., REIT                                             12,310                1,152,216
Maguire Properties, Inc., REIT                                 27,110                1,058,917
Tanger Factory Outlet Centers, Inc., REIT                      31,900                1,281,742
                                                                                  ------------
                                                                                  $  6,208,205
----------------------------------------------------------------------------------------------
Restaurants - 1.1%
----------------------------------------------------------------------------------------------
Chipotle Mexican Grill, Inc., "A" (a)(l)                        4,730             $    283,753
Panera Bread Co. (a)(l)                                        12,340                  755,578
Red Robin Gourmet Burgers, Inc. (a)(l)                         24,760                  977,525
Texas Roadhouse, Inc., "A" (a)(l)                              35,450                  519,343
                                                                                  ------------
                                                                                  $  2,536,199
----------------------------------------------------------------------------------------------
Specialty Chemicals - 1.8%
----------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                 22,630             $  1,693,177
Albemarle Corp.                                                 6,630                  542,666
Cytec Industries, Inc.                                          8,560                  503,499
Praxair, Inc.                                                  27,120                1,673,033
                                                                                  ------------
                                                                                  $  4,412,375
----------------------------------------------------------------------------------------------
Specialty Stores - 2.9%
----------------------------------------------------------------------------------------------
Advance Auto Parts, Inc.                                       10,990             $    413,774
Aeropostale, Inc. (a)                                          13,430                  492,075
Cost Plus, Inc. (a)(l)                                         11,350                  121,899
Dick's Sporting Goods, Inc. (a)                                23,690                1,239,935
Lowe's Cos., Inc.                                              74,090                2,412,370
Staples, Inc.                                                  28,000                  728,560
Urban Outfitters, Inc. (a)(l)                                  34,880                  865,722
Williams-Sonoma, Inc.                                          21,300                  719,088
                                                                                  ------------
                                                                                  $  6,993,423
----------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.5%
----------------------------------------------------------------------------------------------
Rogers Communications, Inc., "B"                               36,780             $  1,200,479
----------------------------------------------------------------------------------------------
Telephone Services - 3.0%
----------------------------------------------------------------------------------------------
AT&T, Inc.                                                     96,140             $  3,537,952
Qwest Communications International, Inc. (a)(l)               142,140                1,262,203
TELUS Corp. (non-voting shares)                                52,690                2,490,022
                                                                                  ------------
                                                                                  $  7,290,177
----------------------------------------------------------------------------------------------
Tobacco - 2.5%
----------------------------------------------------------------------------------------------
Altria Group, Inc.                                             72,640             $  6,122,099
----------------------------------------------------------------------------------------------
Trucking - 1.1%
----------------------------------------------------------------------------------------------
FedEx Corp.                                                     8,420             $    961,396
UTi Worldwide, Inc. (l)                                        56,610                1,706,225
                                                                                  ------------
                                                                                  $  2,667,621
----------------------------------------------------------------------------------------------
Utilities - Electric Power - 3.5%
----------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                8,970             $    705,670
Dominion Resources, Inc.                                       13,560                1,159,787
DPL, Inc.                                                      25,850                  779,895
Edison International                                           13,010                  610,429
Entergy Corp.                                                  13,800                1,362,060
FPL Group, Inc.                                                22,990                1,358,019
NRG Energy, Inc. (a)                                           19,110                1,265,846
Public Service Enterprise Group, Inc.                          14,340                1,074,066
                                                                                  ------------
                                                                                  $  8,315,772
----------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (IDENTIFIED COST, $214,139,965)                               $239,193,818
----------------------------------------------------------------------------------------------

Short-Term Obligations - 0.5%
----------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.32%, due 3/01/07, at
Amortized Cost and Value (y)                             $  1,226,000             $  1,226,000
----------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 8.6%
----------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Cost and Net Asset Value                                20,729,487             $ 20,729,487
----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $236,095,452)                                 $261,149,305
----------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (8.4)%                                            (20,339,619)
----------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                               $240,809,686
----------------------------------------------------------------------------------------------
(a) Non-income producing security.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR            American Depository Receipt
REIT           Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 2/28/07  (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value including $21,179,933 of securities on
loan (identified cost, $236,095,452)                                $261,149,305
Cash                                                                      12,453
Receivable for investments sold                                        1,194,202
Receivable for fund shares sold                                          232,910
Interest and dividends receivable                                        767,740
Other assets                                                               5,789
------------------------------------------------------------------------------------------------------
Total assets                                                                              $263,362,399
------------------------------------------------------------------------------------------------------

LIABILITIES
------------------------------------------------------------------------------------------------------
Payable for investments purchased                                     $1,389,052
Payable for fund shares reacquired                                       231,786
Collateral for securities loaned, at value (c)                        20,729,487
Payable to affiliates
  Management fee                                                           8,708
  Shareholder servicing costs                                             60,222
  Distribution and service fees                                            6,774
  Administrative services fee                                                282
  Retirement plan administration and services fees                           269
Payable for independent trustees' compensation                            39,236
Accrued expenses and other liabilities                                    86,897
------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $22,552,713
------------------------------------------------------------------------------------------------------
Net assets                                                                                $240,809,686
------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $202,268,479
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies           25,053,853
Accumulated net realized gain (loss) on investments and foreign
currency transactions                                                 13,122,680
Undistributed net investment income                                      364,674
------------------------------------------------------------------------------------------------------
Net assets                                                                                $240,809,686
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   12,951,896
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $135,316,510
  Shares outstanding                                                   7,149,296
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $18.93
------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per share)                                $20.08
------------------------------------------------------------------------------------------------------
Class B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $45,975,497
  Shares outstanding                                                   2,593,293
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $17.73
------------------------------------------------------------------------------------------------------
Class C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $17,224,317
  Shares outstanding                                                     975,695
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $17.65
------------------------------------------------------------------------------------------------------
Class I shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $6,504,188
  Shares outstanding                                                     332,358
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $19.57
------------------------------------------------------------------------------------------------------
Class R shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $4,838,613
  Shares outstanding                                                     257,511
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $18.79
------------------------------------------------------------------------------------------------------
Class R1 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $494,089
  Shares outstanding                                                      27,957
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $17.67
------------------------------------------------------------------------------------------------------
Class R2 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $910,386
Shares outstanding                                                        51,129
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $17.81
------------------------------------------------------------------------------------------------------
Class R3 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $2,287,323
  Shares outstanding                                                     122,536
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $18.67
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class R4 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $27,196,007
  Shares outstanding                                                   1,438,822
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $18.90
------------------------------------------------------------------------------------------------------
Class R5 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                             $62,756
  Shares outstanding                                                       3,299
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $19.02
------------------------------------------------------------------------------------------------------
On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

(c) Non-cash collateral not included.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Six months ended 2/28/07  (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Income
  Dividends                                                            $2,210,945
  Interest                                                                109,449
  Foreign taxes withheld                                                   (5,391)
------------------------------------------------------------------------------------------------------
Total investment income                                                                     $2,315,003
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                         $839,643
  Distribution and service fees                                           649,010
  Shareholder servicing costs                                             205,127
  Administrative services fee                                              26,946
  Retirement plan administration and services fees                         24,488
  Independent trustees' compensation                                        9,863
  Custodian fee                                                            55,079
  Shareholder communications                                               27,568
  Auditing fees                                                            22,457
  Legal fees                                                                3,742
  Miscellaneous                                                            63,880
------------------------------------------------------------------------------------------------------
Total expenses                                                                              $1,927,803
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    (10,917)
  Reduction of expenses by investment adviser                              (2,358)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                $1,914,528
------------------------------------------------------------------------------------------------------
Net investment income                                                                         $400,475
------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                             $16,719,116
  Foreign currency transactions                                               911
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                      $16,720,027
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                         $12,494,028
  Translation of assets and liabilities in foreign currencies                 (39)
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                       $12,493,989
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                           $29,214,016
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $29,614,491
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                             SIX MONTHS ENDED               YEAR ENDED
                                                                      2/28/07                  8/31/06
                                                                  (UNAUDITED)
CHANGE IN NET ASSETS

FROM OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income (loss)                                         $400,475                $(135,899)
Net realized gain (loss) on investments and foreign
currency transactions                                              16,720,027               22,210,793
Net unrealized gain (loss) on investments and foreign
currency translation                                               12,493,989               (8,617,492)
------------------------------------------------------------------------------------------------------
Change in net assets from operations                              $29,614,491              $13,457,402
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign
currency transactions
  Class A                                                        $(10,891,644)             $(6,566,925)
  Class B                                                          (3,614,424)              (3,172,137)
  Class C                                                          (1,273,576)                (835,667)
  Class I                                                            (376,619)                (151,657)
  Class R                                                            (399,070)                (292,512)
  Class R1                                                            (34,465)                  (6,519)
  Class R2                                                            (64,230)                  (2,469)
  Class R3                                                            (96,597)                 (54,897)
  Class R4                                                         (1,876,812)                  (2,358)
  Class R5                                                             (4,256)                  (2,358)
------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                     $(18,631,693)            $(11,087,499)
------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                $(17,658,250)              $4,102,717
------------------------------------------------------------------------------------------------------
Total change in net assets                                        $(6,675,452)              $6,472,620
------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                            247,485,138              241,012,518
At end of period (including undistributed net investment
income of $364,674 and accumulated net investment loss
of $35,801)                                                      $240,809,686             $247,485,138
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                        SIX MONTHS                                 YEARS ENDED 8/31
                                             ENDED      ----------------------------------------------------------------------
CLASS A                                    2/28/07             2006            2005           2004          2003          2002
                                       (UNAUDITED)

Net asset value,
beginning of period                         $18.17           $17.88          $15.35         $13.97        $12.51        $15.15
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                  $0.05            $0.03           $0.03          $0.03         $0.04         $0.00(w)
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                            2.10             1.06            2.50           1.35          1.42         (2.38)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations             $2.15            $1.09           $2.53          $1.38         $1.46        $(2.38)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                     $(1.39)          $(0.80)            $--            $--           $--        $(0.26)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $18.93           $18.17          $17.88         $15.35        $13.97        $12.51
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                   11.94(n)          6.25           16.48           9.88(b)      11.67        (16.00)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)         1.32(a)          1.37            1.41           1.38          1.47          1.37
Expenses after expense reductions (f)         1.32(a)          1.36            1.41           1.38           N/A           N/A
Net investment income                         0.48(a)          0.15            0.17           0.22          0.29          0.03
Portfolio turnover                              46              138              81            116           121           100
Net assets at end of period
(000 Omitted)                             $135,317         $146,355        $141,808        $67,415       $53,704       $50,366
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                        SIX MONTHS                                   YEARS ENDED 8/31
                                             ENDED      ------------------------------------------------------------------
CLASS B                                    2/28/07            2006          2005          2004          2003          2002
                                       (UNAUDITED)

Net asset value,
beginning of period                         $17.16          $17.03        $14.71        $13.48        $12.14        $14.81
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                   $(0.02)         $(0.09)       $(0.08)       $(0.06)       $(0.04)       $(0.09)
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                    1.98            1.02          2.40          1.29          1.38         (2.32)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations             $1.96           $0.93         $2.32         $1.23         $1.34        $(2.41)
--------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign currency
  transactions                              $(1.39)         $(0.80)          $--           $--           $--        $(0.26)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $17.73          $17.16        $17.03        $14.71        $13.48        $12.14
--------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                   11.52(n)         5.60         15.77          9.12(b)      11.04        (16.57)
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)        1.97(a)         2.02          2.06          2.02          2.12          2.02
Expenses after expense reductions (f)         1.97(a)         2.02          2.06          2.02           N/A           N/A
Net investment loss                          (0.19)(a)       (0.50)        (0.47)        (0.43)        (0.36)        (0.62)
Portfolio turnover                              46             138            81           116           121           100
Net assets at end of period
(000 Omitted)                              $45,975         $49,192       $71,088       $73,395       $75,007       $73,146
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                        SIX MONTHS                                   YEARS ENDED 8/31
                                             ENDED      ------------------------------------------------------------------
CLASS C                                    2/28/07            2006          2005          2004          2003          2002
                                       (UNAUDITED)

Net asset value,
beginning of period                         $17.09          $16.97        $14.66        $13.43        $12.10        $14.76
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                   $(0.01)         $(0.09)       $(0.08)       $(0.06)       $(0.04)       $(0.09)
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                    1.96            1.01          2.39          1.29          1.37         (2.31)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations             $1.95           $0.92         $2.31         $1.23         $1.33        $(2.40)
--------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign currency
  transactions                              $(1.39)         $(0.80)          $--           $--           $--        $(0.26)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $17.65          $17.09        $16.97        $14.66        $13.43        $12.10
--------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                   11.51(n)         5.56         15.76          9.16(b)      10.99        (16.56)
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)        1.97(a)         2.02          2.06          2.02          2.12          2.02
Expenses after expense reductions (f)         1.97(a)         2.02          2.06          2.02           N/A           N/A
Net investment loss                          (0.17)(a)       (0.50)        (0.48)        (0.43)        (0.35)        (0.62)
Portfolio turnover                              46             138            81           116           121           100
Net assets at end of period
(000 Omitted)                              $17,224         $16,613       $17,898       $15,990       $15,325       $17,521
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                        SIX MONTHS                           YEARS ENDED 8/31
                                             ENDED      ------------------------------------------------------------------
CLASS I                                    2/28/07            2006          2005          2004          2003          2002
                                       (UNAUDITED)

Net asset value,
beginning of period                         $18.72          $18.33        $15.68        $14.22        $12.69        $15.31
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                  $0.09           $0.09         $0.09         $0.09         $0.08         $0.06
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                    2.15            1.10          2.56          1.37          1.45         (2.42)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations             $2.24           $1.19         $2.65         $1.46         $1.53        $(2.36)
--------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign currency
  transactions                              $(1.39)         $(0.80)          $--           $--           $--        $(0.26)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $19.57          $18.72        $18.33        $15.68        $14.22        $12.69
--------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                      12.07(n)         6.66         16.90         10.27(b)      12.06        (15.70)
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)        0.97(a)         1.01          1.09          1.03          1.12          1.02
Expenses after expense reductions (f)         0.97(a)         1.01          1.09          1.03           N/A           N/A
Net investment income                         0.88(a)         0.50          0.51          0.56          0.65          0.38
Portfolio turnover                              46             138            81           116           121           100
Net assets at end of period
(000 Omitted)                               $6,504          $4,763        $3,170          $460          $398          $428
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                               SIX MONTHS                                YEARS ENDED 8/31
                                                    ENDED      -----------------------------------------------------------
CLASS R                                           2/28/07            2006             2005            2004         2003(i)
                                              (UNAUDITED)

Net asset value, beginning of period               $18.06          $17.80           $15.31          $13.96          $11.98
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                  $0.03           $0.00(w)         $0.00(w)        $0.02          $(0.00)(w)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                   2.09            1.06             2.49            1.33            1.98(g)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $2.12           $1.06            $2.49           $1.35           $1.98
--------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                    $(1.39)         $(0.80)             $--             $--             $--
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $18.79          $18.06           $17.80          $15.31          $13.96
--------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                             11.84(n)         6.11            16.26            9.67(b)        16.53(n)
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               1.47(a)         1.51             1.56            1.49            1.74(a)
Expenses after expense reductions (f)                1.47(a)         1.51             1.56            1.49             N/A
Net investment income (loss)                         0.31(a)         0.00(w)          0.03            0.13           (0.04)(a)
Portfolio turnover                                     46             138               81             116             121
Net assets at end of period (000 Omitted)          $4,839          $5,446           $5,888          $3,030             $17
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                       SIX MONTHS                 YEARS ENDED 8/31
                                                                            ENDED       ----------------------------
CLASS R1                                                                  2/28/07              2006           2005(i)
                                                                      (UNAUDITED)

Net asset value, beginning of period                                       $17.11            $17.01            $16.25
---------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                                                  $(0.02)           $(0.10)           $(0.04)
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                           1.97              1.00              0.80(g)
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                            $1.95             $0.90             $0.76
---------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                                    $(1.39)           $(0.80)              $--
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $17.67            $17.11            $17.01
---------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                     11.49(n)           5.43              4.68(n)
---------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                       2.17(a)           2.20              2.23(a)
Expenses after expense reductions (f)                                        2.07(a)           2.11              2.23(a)
Net investment loss                                                         (0.22)(a)         (0.61)            (0.63)(a)
Portfolio turnover                                                             46               138                81
Net assets at end of period (000 Omitted)                                    $494              $441               $55
---------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                       SIX MONTHS               YEARS ENDED 8/31
                                                                            ENDED       -----------------------------
CLASS R2                                                                  2/28/07              2006           2005(i)
                                                                      (UNAUDITED)

Net asset value, beginning of period                                       $17.20            $17.03            $16.25
---------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                          $0.01            $(0.05)           $(0.02)
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                           1.99              1.02              0.80(g)
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                            $2.00             $0.97             $0.78
---------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                                    $(1.39)           $(0.80)              $--
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $17.81            $17.20            $17.03
---------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                     11.73(n)           5.85              4.80(n)
---------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                       1.87(a)           1.90              1.93(a)
Expenses after expense reductions (f)                                        1.72(a)           1.75              1.93(a)
Net investment income (loss)                                                 0.10(a)          (0.29)            (0.33)(a)
Portfolio turnover                                                             46               138                81
Net assets at end of period (000 Omitted)                                    $910              $780               $52
---------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                           SIX MONTHS                          YEARS ENDED 8/31
                                                                ENDED       -----------------------------------------------
CLASS R3                                                      2/28/07              2006              2005           2004(i)
                                                          (UNAUDITED)

Net asset value, beginning of period                           $17.97            $17.74            $15.29            $14.57
---------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                              $0.03            $(0.03)           $(0.04)            $0.03
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                           2.06              1.06              2.49              0.69(g)
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                $2.09             $1.03             $2.45             $0.72
---------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                        $(1.39)           $(0.80)              $--               $--
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $18.67            $17.97            $17.74            $15.29
---------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                         11.73(n)           5.96             16.02              4.94(b)(n)
---------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                           1.72(a)           1.77              1.81              1.80(a)
Expenses after expense reductions (f)                            1.62(a)           1.67              1.81              1.80(a)
Net investment income (loss)                                     0.29(a)          (0.15)            (0.22)            (0.27)(a)
Portfolio turnover                                                 46               138                81               116
Net assets at end of period (000 Omitted)                      $2,287            $1,193              $948              $616
---------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                       SIX MONTHS              YEARS ENDED 8/31
                                                                            ENDED       -----------------------------
CLASS R4                                                                  2/28/07              2006           2005(i)
                                                                      (UNAUDITED)

Net asset value, beginning of period                                       $18.15            $17.88            $17.02
---------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                 $0.04             $0.05             $0.01
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                           2.10              1.02              0.85(g)
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                            $2.14             $1.07             $0.86
---------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                                    $(1.39)           $(0.80)              $--
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $18.90            $18.15            $17.88
---------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                     11.89(n)           6.14              5.05(n)
---------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                       1.37(a)           1.37              1.43(a)
Expenses after expense reductions (f)                                        1.37(a)           1.37              1.43(a)
Net investment income                                                        0.44(a)           0.27              0.17(a)
Portfolio turnover                                                             46               138                81
Net assets at end of period (000 Omitted)                                 $27,196           $22,646               $53
---------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                       SIX MONTHS              YEARS ENDED 8/31
                                                                            ENDED       ----------------------------
CLASS R5                                                                  2/28/07              2006           2005(i)
                                                                      (UNAUDITED)

Net asset value, beginning of period                                       $18.24            $17.90            $17.02
---------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                 $0.07             $0.07             $0.03
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                           2.10              1.07              0.85(g)
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                            $2.17             $1.14             $0.88
---------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                                    $(1.39)           $(0.80)              $--
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $19.02            $18.24            $17.90
---------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                     12.00(n)           6.54              5.17(n)
---------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                       1.07(a)           1.12              1.13(a)
Expenses after expense reductions (f)                                        1.07(a)           1.12              1.13(a)
Net investment income                                                        0.74(a)           0.40              0.47(a)
Portfolio turnover                                                             46               138                81
Net assets at end of period (000 Omitted)                                     $63               $56               $53
---------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.
(a) Annualized.
(b) The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, December 31, 2002 (Class R), October 31, 2003 (Class R3), and April 1, 2005
    (Classes R1, R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Core Equity Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At February 28, 2007, the value of securities loaned was $21,179,933. These loans were collateralized by cash of $20,729,487 and U.S. Treasury obligations of $992,700.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving its portfolio holdings are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 28, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                             8/31/06

          Long-term capital gain                           $11,087,499

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 2/28/07
          Cost of investments                             $236,968,865
          ------------------------------------------------------------
          Gross appreciation                               $27,501,379
          Gross depreciation                                (3,320,939)
          ------------------------------------------------------------
          Net unrealized appreciation (depreciation)       $24,180,440

          AS OF 8/31/06

          Undistributed ordinary income                     $4,993,352
          Undistributed long-term capital gain              10,977,092
          Other temporary differences                          (98,447)
          Net unrealized appreciation (depreciation)        11,686,412

The aggregate cost above includes prior fiscal year end tax adjustments.

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is evaluating the application of the Interpretation to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

       First $500 million of average daily net assets       0.65%
       Average daily net assets in excess of $500 million   0.55%

The management fee incurred for the six months ended February 28, 2007 was equivalent to an annual effective rate of 0.65% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $12,703 for the six months ended
February 28, 2007, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE            PLAN(d)           RATE(e)                 FEE
Class A                             0.10%              0.25%              0.35%             0.35%            $267,248
Class B                             0.75%              0.25%              1.00%             1.00%             242,483
Class C                             0.75%              0.25%              1.00%             1.00%              85,151
Class R                             0.25%              0.25%              0.50%             0.50%              13,398
Class R1                            0.50%              0.25%              0.75%             0.75%               1,671
Class R2                            0.25%              0.25%              0.50%             0.50%               2,136
Class R3                            0.25%              0.25%              0.50%             0.50%               4,080
Class R4                               --              0.25%              0.25%             0.25%              32,843
-----------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                          $649,010

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2007 based on each class' average daily net assets.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2007, were as follows:

                                                          AMOUNT

              Class A                                        $542
              Class B                                      27,400
              Class C                                         354

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2007, the fee was $98,400, which equated to 0.0762% annually of the fund's average daily net assets. Effective January 1, 2007, MFSC has entered into a sub-accounting agreement with SunLife Retirement Services (U.S.), Inc. (SRS), an affiliate of MFSC, on behalf of the fund to provide omnibus account services to the fund. MFSC pays SRS both an asset based fee and a per account charge of the assets held in the omnibus account. The fund then reimburses MFSC for the sub-accounting fees paid to SRS. For the six months ended February 28, 2007, the sub-accounting fee for SRS was $18,086, which equated to 0.0140% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses. For the six months ended February 28, 2007, these out-of-pocket and sub-accounting costs amounted to $62,813. The fund may also pay shareholder servicing related costs directly to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. The fund's annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended
February 28, 2007 was equivalent to an annual effective rate of 0.0209% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended February 28, 2007, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                             ANNUAL
                                                          EFFECTIVE        TOTAL
                                              FEE RATE      RATE(g)       AMOUNT
Class R1                                         0.45%        0.35%       $1,003
Class R2                                         0.40%        0.25%        1,708
Class R3                                         0.25%        0.15%        2,041
Class R4                                         0.15%        0.15%       19,706
Class R5                                         0.10%        0.10%           30
--------------------------------------------------------------------------------
Total Retirement Plan Administration and
  Services Fees                                                          $24,488

(g) MFS has agreed in writing to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement will continue until at least September 30, 2008. For the six months ended February 28, 2007, this waiver amounted to $1,673 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $690. The fund also has an unfunded retirement benefit deferral plan for certain independent trustees which resulted in an expense of $3,618. Both amounts are included in independent trustees' compensation for the six months ended February 28, 2007. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $38,255 at February 28, 2007, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended February 28, 2007, the fee paid to Tarantino LLC was $1,042. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $685, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $102,447,452 and $114,090,728, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                  SIX MONTHS ENDED                    YEAR ENDED
                                                      2/28/07                          8/31/06
                                              SHARES          AMOUNT           SHARES           AMOUNT
Shares sold

  Class A                                       829,580      $15,807,910       2,443,666       $43,867,932
  Class B                                       196,611        3,528,073         811,627        13,942,781
  Class C                                        82,591        1,471,733         262,041         4,460,022
  Class I                                        77,013        1,510,950         125,891         2,329,642
  Class R                                        18,026          343,081         111,566         1,994,369
  Class R1                                       23,132          415,774          26,009           443,322
  Class R2                                       10,978          199,913          44,042           755,492
  Class R3                                       91,341        1,710,951          35,849           633,797
  Class R4                                      560,289       10,586,348       1,555,647        28,508,981
  Class R5                                           --               --               3                81
-----------------------------------------------------------------------------------------------------------
                                              1,889,561      $35,574,733       5,416,341       $96,936,419

Shares issued to shareholders in
reinvestment of distributions

  Class A                                       552,558      $10,288,631         355,194        $6,254,963
  Class B                                       183,409        3,202,316         171,172         2,860,279
  Class C                                        61,738        1,073,622          42,451           706,380
  Class I                                        16,270          312,870           6,859           124,080
  Class R                                        21,583          399,070          16,688           292,512
  Class R1                                        1,980           34,465             395             6,519
  Class R2                                        3,664           64,230             148             2,469
  Class R3                                        5,148           94,569           3,146            54,897
  Class R4                                      100,759        1,873,116             134             2,358
  Class R5                                          228            4,256             134             2,358
-----------------------------------------------------------------------------------------------------------
                                                947,337      $17,347,145         596,321       $10,306,815

Shares reacquired

  Class A                                    (2,286,229)    $(44,148,056)     (2,675,775)     $(47,849,495)
  Class B                                      (654,131)     (11,756,232)     (2,289,768)      (38,886,362)
  Class C                                      (140,860)      (2,515,805)       (387,175)       (6,483,150)
  Class I                                       (15,394)        (300,214)        (51,250)         (948,111)
  Class R                                       (83,594)      (1,576,298)       (157,462)       (2,824,272)
  Class R1                                      (22,918)        (407,541)         (3,855)          (64,830)
  Class R2                                       (8,845)        (161,714)         (1,935)          (31,647)
  Class R3                                      (40,370)        (766,058)        (26,032)         (463,349)
  Class R4                                     (469,669)      (8,948,210)       (311,276)       (5,589,225)
  Class R5                                           --               --              (4)              (76)
-----------------------------------------------------------------------------------------------------------
                                             (3,722,010)    $(70,580,128)     (5,904,532)    $(103,140,517)

Net change

  Class A                                      (904,091)    $(18,051,515)        123,085        $2,273,400
  Class B                                      (274,111)      (5,025,843)     (1,306,969)      (22,083,302)
  Class C                                         3,469           29,550         (82,683)       (1,316,748)
  Class I                                        77,889        1,523,606          81,500         1,505,611
  Class R                                       (43,985)        (834,147)        (29,208)         (537,391)
  Class R1                                        2,194           42,698          22,549           385,011
  Class R2                                        5,797          102,429          42,255           726,314
  Class R3                                       56,119        1,039,462          12,963           225,345
  Class R4                                      191,379        3,511,254       1,244,505        22,922,114
  Class R5                                          228            4,256             133             2,363
----------------------------------------------------------------------------------------------------------
                                               (885,112)    $(17,658,250)        108,130        $4,102,717

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended February 28, 2007, the fund's commitment fee and interest expense were $769 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA
1-800-637-8255                            02205-5824
24 hours a day
                                          OVERNIGHT MAIL
ACCOUNT SERVICE AND                       MFS Service Center, Inc.
LITERATURE                                500 Boylston Street
                                          Boston, MA 02116-3741
SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

                             M F S(R)
                             INVESTMENT MANAGEMENT

                               [graphic omitted]

                               Semiannual report

                                                        MFS(R) CORE GROWTH FUND

LETTER FROM THE CEO                                     1
---------------------------------------------------------
PORTFOLIO COMPOSITION                                   2
---------------------------------------------------------
EXPENSE TABLE                                           3
---------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                5
---------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                    11
---------------------------------------------------------
STATEMENT OF OPERATIONS                                14
---------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                    15
---------------------------------------------------------
FINANCIAL HIGHLIGHTS                                   16
---------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                          27
---------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT          38
---------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                  38
---------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                         38
---------------------------------------------------------
CONTACT INFORMATION                            BACK COVER
---------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
------------------------------------------------------------------------------

                                                                        2/28/07
                                                                        CGF-SEM

[Photo of Robert J. Manning]

LETTER FROM THE CEO

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. In February 2007 it hit its all-time high of 12,787. Less than a week later, stocks sold off around the globe. By March 5 the Dow was off 5.8%. That is a sign of volatile markets and a reason investors should make sure they have an investment plan that can ride out the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are inherently cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and that there is no sense in reacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    April 16, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                              95.5%
              Cash & Other Net Assets                     4.5%

              TOP TEN HOLDINGS

              Cisco Systems, Inc.                         2.6%
              ------------------------------------------------
              Roche Holding AG                            2.1%
              ------------------------------------------------
              General Electric Co.                        2.1%
              ------------------------------------------------
              Oracle Corp.                                2.0%
              ------------------------------------------------
              Nestle S.A.                                 1.9%
              ------------------------------------------------
              America Movil S.A. de C.V., "L", ADR        1.8%
              ------------------------------------------------
              United Technologies Corp.                   1.7%
              ------------------------------------------------
              PepsiCo, Inc.                               1.7%
              ------------------------------------------------
              Wyeth                                       1.7%
              ------------------------------------------------
              News Corp., "A"                             1.7%
              ------------------------------------------------

              EQUITY SECTORS

              Health Care                                22.9%
              ------------------------------------------------
              Technology                                 19.4%
              ------------------------------------------------
              Financial Services                          9.2%
              ------------------------------------------------
              Retailing                                   8.1%
              ------------------------------------------------
              Industrial Goods & Services                 8.0%
              ------------------------------------------------
              Consumer Staples                            7.8%
              ------------------------------------------------
              Special Products & Services                 5.9%
              ------------------------------------------------
              Leisure                                     5.3%
              ------------------------------------------------
              Energy                                      2.8%
              ------------------------------------------------
              Basic Materials                             2.1%
              ------------------------------------------------
              Utilities & Communications                  1.8%
              ------------------------------------------------
              Transportation                              1.4%
              ------------------------------------------------
              Autos & Housing                             0.8%
              ------------------------------------------------

Percentages are based on net assets as of 2/28/07.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2006 through February 28, 2007

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2006 through February 28, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    9/01/06-
Class                       Ratio      9/01/06        2/28/07         2/28/07
--------------------------------------------------------------------------------
         Actual             1.28%     $1,000.00      $1,082.10         $6.61
   A ---------------------------------------------------------------------------
         Hypothetical (h)   1.28%     $1,000.00      $1,018.45         $6.41
--------------------------------------------------------------------------------
         Actual             1.93%     $1,000.00      $1,078.50         $9.95
   B ---------------------------------------------------------------------------
         Hypothetical (h)   1.93%     $1,000.00      $1,015.22         $9.64
--------------------------------------------------------------------------------
         Actual             1.93%     $1,000.00      $1,078.50         $9.95
   C ---------------------------------------------------------------------------
         Hypothetical (h)   1.93%     $1,000.00      $1,015.22         $9.64
--------------------------------------------------------------------------------
         Actual             0.93%     $1,000.00      $1,083.90         $4.81
   I ---------------------------------------------------------------------------
         Hypothetical (h)   0.93%     $1,000.00      $1,020.18         $4.66
--------------------------------------------------------------------------------
         Actual             1.03%     $1,000.00      $1,083.10         $5.32
   W ---------------------------------------------------------------------------
         Hypothetical (h)   1.03%     $1,000.00      $1,019.69         $5.16
--------------------------------------------------------------------------------
         Actual             1.43%     $1,000.00      $1,081.30         $7.38
   R ---------------------------------------------------------------------------
         Hypothetical (h)   1.43%     $1,000.00      $1,017.70         $7.15
--------------------------------------------------------------------------------
         Actual             2.03%     $1,000.00      $1,078.00        $10.46
  R1 ---------------------------------------------------------------------------
         Hypothetical (h)   2.03%     $1,000.00      $1,014.73        $10.14
--------------------------------------------------------------------------------
         Actual             1.68%     $1,000.00      $1,079.40         $8.66
  R2 ---------------------------------------------------------------------------
         Hypothetical (h)   1.68%     $1,000.00      $1,016.46         $8.40
--------------------------------------------------------------------------------
         Actual             1.58%     $1,000.00      $1,080.10         $8.15
  R3 ---------------------------------------------------------------------------
         Hypothetical (h)   1.58%     $1,000.00      $1,016.96         $7.90
--------------------------------------------------------------------------------
         Actual             1.33%     $1,000.00      $1,081.60         $6.86
  R4 ---------------------------------------------------------------------------
         Hypothetical (h)   1.33%     $1,000.00      $1,018.20         $6.66
--------------------------------------------------------------------------------
         Actual             1.03%     $1,000.00      $1,083.00         $5.32
  R5 ---------------------------------------------------------------------------
         Hypothetical (h)   1.03%     $1,000.00      $1,019.69         $5.16
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
2/28/07  (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Common Stocks - 95.5%
----------------------------------------------------------------------------------------------------
ISSUER                                                             SHARES/PAR              VALUE ($)
----------------------------------------------------------------------------------------------------
Aerospace - 3.4%
----------------------------------------------------------------------------------------------------
Boeing Co.                                                             36,600           $  3,194,082
Embraer-Empresa Brasileira de Aeronautica S.A., ADR                    98,910              4,485,569
Precision Castparts Corp.                                              59,200              5,385,424
United Technologies Corp.                                             210,600             13,821,678
                                                                                        ------------
                                                                                        $ 26,886,753
----------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.3%
----------------------------------------------------------------------------------------------------
Diageo PLC                                                            103,600           $  2,043,338
----------------------------------------------------------------------------------------------------
Apparel Manufacturers - 3.1%
----------------------------------------------------------------------------------------------------
Coach, Inc. (a)                                                       100,700           $  4,753,040
LVMH Moet Hennessy Louis Vuitton S.A. (l)                              39,800              4,409,005
NIKE, Inc., "B"                                                       105,700             11,042,479
Phillips-Van Heusen Corp.                                              82,900              4,546,236
                                                                                        ------------
                                                                                        $ 24,750,760
----------------------------------------------------------------------------------------------------
Automotive - 0.8%
----------------------------------------------------------------------------------------------------
Harman International Industries, Inc.                                  64,000           $  6,346,240
----------------------------------------------------------------------------------------------------
Biotechnology - 3.7%
----------------------------------------------------------------------------------------------------
Amgen, Inc. (a)                                                       163,740           $ 10,521,932
Celgene Corp. (a)(l)                                                  110,000              5,863,000
Genentech, Inc. (a)                                                    18,900              1,594,593
Genzyme Corp. (a)                                                     188,130             11,626,434
                                                                                        ------------
                                                                                        $ 29,605,959
----------------------------------------------------------------------------------------------------
Broadcasting - 1.7%
----------------------------------------------------------------------------------------------------
News Corp., "A"                                                       584,500           $ 13,168,785
----------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 4.1%
----------------------------------------------------------------------------------------------------
Charles Schwab Corp.                                                   87,000           $  1,607,760
Chicago Mercantile Exchange Holdings, Inc., "A"                         5,700              3,073,041
E*TRADE Financial Corp. (a)                                           104,000              2,401,360
Franklin Resources, Inc.                                               49,900              5,857,761
Goldman Sachs Group, Inc.                                              39,600              7,983,360
Mellon Financial Corp.                                                214,900              9,333,107
Morgan Stanley                                                         32,000              2,397,440
                                                                                        ------------
                                                                                        $ 32,653,829
----------------------------------------------------------------------------------------------------
Business Services - 4.8%
----------------------------------------------------------------------------------------------------
Accenture Ltd., "A"                                                   193,700           $  6,915,090
Amdocs Ltd. (a)                                                       236,200              8,174,882
Automatic Data Processing, Inc.                                       124,400              6,193,876
Fidelity National Information Services, Inc.                          180,900              8,312,355
First Data Corp.                                                      330,000              8,424,900
                                                                                        ------------
                                                                                        $ 38,021,103
----------------------------------------------------------------------------------------------------
Cable TV - 1.4%
----------------------------------------------------------------------------------------------------
Comcast Corp., "A" (a)                                                422,550           $ 10,867,986
----------------------------------------------------------------------------------------------------
Chemicals - 0.8%
----------------------------------------------------------------------------------------------------
Monsanto Co.                                                          120,800           $  6,364,952
----------------------------------------------------------------------------------------------------
Computer Software - 5.4%
----------------------------------------------------------------------------------------------------
Adobe Systems, Inc. (a)                                               304,300           $ 11,943,775
Autodesk, Inc. (a)                                                     96,500              3,970,975
Microsoft Corp. (a)                                                   394,400             11,110,248
Oracle Corp. (a)                                                      972,200             15,973,246
                                                                                        ------------
                                                                                        $ 42,998,244
----------------------------------------------------------------------------------------------------
Computer Software - Systems - 1.3%
----------------------------------------------------------------------------------------------------
Apple Computer, Inc. (a)                                               47,800           $  4,044,358
Dell, Inc. (a)                                                         86,500              1,976,525
Hewlett-Packard Co.                                                   100,900              3,973,442
                                                                                        ------------
                                                                                        $  9,994,325
----------------------------------------------------------------------------------------------------
Consumer Goods & Services - 4.4%
----------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                    95,200           $  3,490,032
Colgate-Palmolive Co.                                                 155,900             10,501,424
eBay, Inc. (a)                                                        121,800              3,904,908
Procter & Gamble Co.                                                  192,300             12,209,127
Western Union Co.                                                     239,700              5,194,299
                                                                                        ------------
                                                                                        $ 35,299,790
----------------------------------------------------------------------------------------------------
Electrical Equipment - 3.7%
----------------------------------------------------------------------------------------------------
Danaher Corp.                                                          28,600           $  2,048,904
General Electric Co.                                                  479,800             16,754,616
Rockwell Automation, Inc.                                             177,000             10,989,930
                                                                                        ------------
                                                                                        $ 29,793,450
----------------------------------------------------------------------------------------------------
Electronics - 4.0%
----------------------------------------------------------------------------------------------------
Applied Materials, Inc.                                               115,000           $  2,135,550
ASML Holding N.V. (a)                                                 195,500              4,805,390
Intel Corp.                                                           595,700             11,824,645
Marvell Technology Group Ltd. (a)                                     129,900              2,665,548
National Semiconductor Corp.                                           79,500              2,036,790
Texas Instruments, Inc.                                               258,000              7,987,680
                                                                                        ------------
                                                                                        $ 31,455,603
----------------------------------------------------------------------------------------------------
Energy - Independent - 1.1%
----------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                     61,000           $  4,008,310
Occidental Petroleum Corp.                                             47,500              2,193,550
XTO Energy, Inc.                                                       48,800              2,521,008
                                                                                        ------------
                                                                                        $  8,722,868
----------------------------------------------------------------------------------------------------
Food & Beverages - 3.6%
----------------------------------------------------------------------------------------------------
Nestle S.A                                                             40,910           $ 15,248,257
PepsiCo, Inc.                                                         210,120             13,269,078
                                                                                        ------------
                                                                                        $ 28,517,335
----------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.7%
----------------------------------------------------------------------------------------------------
CVS Corp.                                                             190,500           $  5,983,605
----------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.6%
----------------------------------------------------------------------------------------------------
Harrah's Entertainment, Inc.                                           29,300           $  2,475,557
International Game Technology                                          96,100              3,964,125
Royal Caribbean Cruises Ltd. (l)                                      148,200              6,006,546
                                                                                        ------------
                                                                                        $ 12,446,228
----------------------------------------------------------------------------------------------------
General Merchandise - 1.5%
----------------------------------------------------------------------------------------------------
Target Corp.                                                          199,960           $ 12,303,539
----------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 2.5%
----------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                              231,400           $ 12,079,080
WellPoint, Inc. (a)                                                   101,400              8,050,146
                                                                                        ------------
                                                                                        $ 20,129,226
----------------------------------------------------------------------------------------------------
Insurance - 1.6%
----------------------------------------------------------------------------------------------------
Aflac, Inc.                                                           110,800           $  5,229,760
Prudential Financial, Inc.                                             82,200              7,475,268
                                                                                        ------------
                                                                                        $ 12,705,028
----------------------------------------------------------------------------------------------------
Internet - 2.2%
----------------------------------------------------------------------------------------------------
Google, Inc., "A" (a)                                                  26,445           $ 11,885,705
Yahoo!, Inc. (a)                                                      179,800              5,548,628
                                                                                        ------------
                                                                                        $ 17,434,333
----------------------------------------------------------------------------------------------------
Leisure & Toys - 0.6%
----------------------------------------------------------------------------------------------------
Electronic Arts, Inc. (a)                                              98,330           $  4,957,799
----------------------------------------------------------------------------------------------------
Machinery & Tools - 0.9%
----------------------------------------------------------------------------------------------------
Deere & Co.                                                            65,300           $  7,079,826
----------------------------------------------------------------------------------------------------
Major Banks - 1.5%
----------------------------------------------------------------------------------------------------
State Street Corp.                                                    181,000           $ 11,857,310
----------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 2.0%
----------------------------------------------------------------------------------------------------
Cardinal Health, Inc.                                                 115,500           $  8,095,395
Caremark Rx, Inc.                                                      46,800              2,882,412
Cerner Corp. (a)(l)                                                    25,000              1,302,750
IMS Health, Inc.                                                      139,300              4,022,984
                                                                                        ------------
                                                                                        $ 16,303,541
----------------------------------------------------------------------------------------------------
Medical Equipment - 6.6%
----------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc. (a)(l)                                  111,000           $  4,277,940
Baxter International, Inc.                                            174,200              8,711,742
Cytyc Corp. (a)                                                       133,100              4,032,930
DENTSPLY International, Inc.                                          188,900              5,957,906
Medtronic, Inc.                                                       182,860              9,208,830
St. Jude Medical, Inc. (a)                                            116,100              4,603,365
Stryker Corp.                                                          64,400              3,994,088
Thermo Electron Corp. (a)                                             260,700             11,801,889
                                                                                        ------------
                                                                                        $ 52,588,690
----------------------------------------------------------------------------------------------------
Network & Telecom - 5.0%
----------------------------------------------------------------------------------------------------
Cisco Systems, Inc. (a)                                               783,600           $ 20,326,584
Corning, Inc. (a)                                                      99,500              2,052,685
Juniper Networks, Inc. (a)                                            316,500              5,985,015
Nokia Oyj                                                              90,400              1,972,266
QUALCOMM, Inc.                                                        241,860              9,742,121
                                                                                        ------------
                                                                                        $ 40,078,671
----------------------------------------------------------------------------------------------------
Oil Services - 1.7%
----------------------------------------------------------------------------------------------------
Noble Corp.                                                            57,400           $  4,030,628
Schlumberger Ltd.                                                     157,600              9,897,280
                                                                                        ------------
                                                                                        $ 13,927,908
----------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 2.0%
----------------------------------------------------------------------------------------------------
American Express Co.                                                  112,480           $  6,396,738
SLM Corp.                                                              62,300              2,655,226
UBS AG                                                                109,678              6,505,673
                                                                                        ------------
                                                                                        $ 15,557,637
----------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 1.5%
----------------------------------------------------------------------------------------------------
EMC Corp. (a)                                                         848,550           $ 11,837,273
----------------------------------------------------------------------------------------------------
Pharmaceuticals - 8.1%
----------------------------------------------------------------------------------------------------
Abbott Laboratories                                                   162,400           $  8,870,288
Allergan, Inc.                                                         93,700             10,467,227
Johnson & Johnson                                                     151,820              9,572,251
Roche Holding AG (l)                                                   93,900             16,759,460
Teva Pharmaceutical Industries Ltd., ADR                              160,200              5,696,712
Wyeth                                                                 270,000             13,208,400
                                                                                        ------------
                                                                                        $ 64,574,338
----------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.6%
----------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                     60,300           $  4,775,157
----------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.3%
----------------------------------------------------------------------------------------------------
Bunge Ltd.                                                             78,000           $  6,190,080
Praxair, Inc.                                                          65,700              4,053,033
                                                                                        ------------
                                                                                        $ 10,243,113
----------------------------------------------------------------------------------------------------
Specialty Stores - 2.8%
----------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                     303,200           $  9,872,192
Nordstrom, Inc.                                                        36,300              1,927,167
Staples, Inc.                                                         387,500             10,082,750
                                                                                        ------------
                                                                                        $ 21,882,109
----------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.8%
----------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., "L", ADR                                  318,900           $ 13,967,820
----------------------------------------------------------------------------------------------------
Tobacco - 0.6%
----------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                     52,800           $  4,449,984
----------------------------------------------------------------------------------------------------
Trucking - 0.8%
----------------------------------------------------------------------------------------------------
FedEx Corp.                                                            52,600           $  6,005,868
----------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (IDENTIFIED COST, $746,238,635)                                     $758,580,323
----------------------------------------------------------------------------------------------------
Repurchase Agreements - 4.5%
----------------------------------------------------------------------------------------------------
Merrill Lynch & Co., 5.32%, dated 2/28/07, due 3/01/07, total to be received $35,425,234 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities
in a jointly traded account), at Cost                             $35,420,000           $ 35,420,000
----------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 3.9%
----------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value                                                    31,175,215           $ 31,175,215
----------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $812,833,850)                                       $825,175,538
----------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (3.9)%                                                  (30,616,736)
----------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                     $794,558,802
----------------------------------------------------------------------------------------------------
(a) Non-income producing security.
(l) All or a portion of this security is on loan.

The following abbreviations are used in this report and are defined:

ADR            American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/07  (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value, including $29,930,508 of securities on
loan (identified cost, $812,833,850)                                $825,175,538
Cash                                                                         925
Receivable for investments sold                                       37,233,111
Receivable for fund shares sold                                          773,603
Interest and dividends receivable                                        710,062
Other assets                                                              30,819
------------------------------------------------------------------------------------------------------
Total assets                                                                              $863,924,058
------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Payable for investments purchased                                    $35,257,101
Payable for fund shares reacquired                                     2,272,258
Collateral for securities loaned, at value                            31,175,215
Payable to affiliates
  Management fee                                                          28,698
  Shareholder servicing costs                                            373,222
  Distribution and service fees                                           21,642
  Administrative services fee                                                819
  Retirement plan administration and services fees                           259
Payable for independent trustees' compensation                            51,684
Accrued expenses and other liabilities                                   184,298
------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $69,365,256
------------------------------------------------------------------------------------------------------
Net assets                                                                                $794,558,802
------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $794,148,088
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies           12,341,516
Accumulated distributions in excess of net realized gain on
investments and foreign currency transactions                        (10,318,342)
Accumulated net investment loss                                       (1,612,460)
------------------------------------------------------------------------------------------------------
Net assets                                                                                $794,558,802
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   42,714,791
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $507,899,910
  Shares outstanding                                                  27,006,007
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $18.81
------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per share)                                $19.96
------------------------------------------------------------------------------------------------------
Class B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $152,687,427
  Shares outstanding                                                   8,498,877
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $17.97
------------------------------------------------------------------------------------------------------
Class C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $54,430,455
  Shares outstanding                                                   3,029,732
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $17.97
------------------------------------------------------------------------------------------------------
Class I shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $32,358,512
  Shares outstanding                                                   1,674,087
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $19.33
------------------------------------------------------------------------------------------------------
Class W shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $325,166
  Shares outstanding                                                      17,249
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $18.85
------------------------------------------------------------------------------------------------------
Class R shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $4,382,238
  Shares outstanding                                                     234,250
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $18.71
------------------------------------------------------------------------------------------------------
Class R1 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $421,736
  Shares outstanding                                                      23,521
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $17.93
------------------------------------------------------------------------------------------------------
Class R2 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $1,067,690
  Shares outstanding                                                      59,198
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $18.04
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class R3 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $2,638,687
  Shares outstanding                                                     141,986
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $18.58
------------------------------------------------------------------------------------------------------

Class R4 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $418,185
  Shares outstanding                                                      22,257
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $18.79
------------------------------------------------------------------------------------------------------

Class R5 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $37,928,796
  Shares outstanding                                                   2,007,627
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $18.89
------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Six months ended 2/28/07  (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT LOSS
------------------------------------------------------------------------------------------------------
Income
  Dividends                                                            $3,292,179
  Interest                                                                906,598
  Other                                                                    16,241
  Foreign taxes withheld                                                   (2,173)
------------------------------------------------------------------------------------------------------
Total investment income                                                                     $4,212,845
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                       $3,040,591
  Distribution and service fees                                         2,029,056
  Shareholder servicing costs                                             751,929
  Administrative services fee                                              75,120
  Retirement plan administration and services fees                         21,792
  Independent trustees' compensation                                       16,164
  Custodian fee                                                           127,150
  Shareholder communications                                               57,048
  Auditing fees                                                            22,589
  Legal fees                                                               11,293
  Miscellaneous                                                            67,736
------------------------------------------------------------------------------------------------------
Total expenses                                                                              $6,220,468
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    (30,581)
  Reduction of expenses by investment adviser                            (410,146)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                $5,779,741
------------------------------------------------------------------------------------------------------
Net investment loss                                                                        $(1,566,896)
------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                             $60,672,542
  Foreign currency transactions                                           (16,181)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                      $60,656,361
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                          $4,525,945
  Translation of assets and liabilities in foreign currencies              (1,444)
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency
translation                                                                                 $4,524,501
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                           $65,180,862
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $63,613,966
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                             SIX MONTHS ENDED                YEAR ENDED
                                                                      2/28/07                   8/31/06
                                                                  (UNAUDITED)

CHANGE IN NET ASSETS

FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment loss                                               $(1,566,896)              $(4,365,228)
Net realized gain (loss) on investments and foreign
currency transactions                                              60,656,361                93,384,086
Net unrealized gain (loss) on investments and foreign
currency translation                                                4,524,501               (42,339,584)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                              $63,613,966               $46,679,274
-------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign
currency transactions

  Class A                                                         $(9,377,982)                      $--
  Class B                                                          (3,077,555)                       --
  Class C                                                          (1,080,532)                       --
  Class I                                                            (633,987)                       --
  Class W                                                              (1,875)                       --
  Class R                                                            (106,755)                       --
  Class R1                                                            (10,327)                       --
  Class R2                                                            (20,208)                       --
  Class R3                                                            (40,450)                       --
  Class R4                                                             (5,764)                       --
  Class R5                                                           (670,116)                       --
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                     $(15,025,551)                      $--
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                $(26,260,983)            $(201,470,391)
-------------------------------------------------------------------------------------------------------
Total change in net assets                                        $22,327,432             $(154,791,117)
-------------------------------------------------------------------------------------------------------

NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                            772,231,370               927,022,487
At end of period (including accumulated net investment
loss of $1,612,460 and $45,564, respectively)                    $794,558,802              $772,231,370
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                     SIX MONTHS                                  YEARS ENDED 8/31
                                          ENDED      -------------------------------------------------------------------------
CLASS A                                 2/28/07             2006             2005           2004           2003           2002
                                    (UNAUDITED)

Net asset value,
beginning of period                      $17.70           $16.82           $14.71         $14.41         $13.22         $16.89
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                $(0.02)          $(0.05)          $(0.01)        $(0.07)        $(0.07)        $(0.12)
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                         1.47             0.93             2.12           0.37           1.26          (3.55)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations          $1.45            $0.88            $2.11          $0.30          $1.19         $(3.67)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                  $(0.34)             $--              $--            $--            $--            $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $18.81           $17.70           $16.82         $14.71         $14.41         $13.22
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                 8.21(n)          5.23            14.34           2.08(b)        9.00         (21.73)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)      1.38(a)          1.44             1.38           1.41           1.42           1.43
Expenses after expense reductions(f)       1.28(a)          1.34             1.28           1.36            N/A           1.47(e)
Net investment loss                       (0.23)(a)        (0.31)           (0.08)         (0.47)         (0.52)         (0.76)
Portfolio turnover                          100              245              184            261            312            257
Net assets at end of period
(000 Omitted)                          $507,900         $504,761         $632,209       $404,511       $496,271       $417,986
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                     SIX MONTHS                                  YEARS ENDED 8/31
                                          ENDED      -------------------------------------------------------------------------
CLASS B                                 2/28/07             2006             2005           2004           2003           2002
                                    (UNAUDITED)

Net asset value,
beginning of period                      $16.98           $16.24           $14.30         $14.09         $13.01         $16.72
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                $(0.08)          $(0.16)          $(0.11)        $(0.16)        $(0.15)        $(0.22)
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                         1.41             0.90             2.05           0.37           1.23          (3.49)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations          $1.33            $0.74            $1.94          $0.21          $1.08         $(3.71)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                  $(0.34)             $--              $--            $--            $--            $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $17.97           $16.98           $16.24         $14.30         $14.09         $13.01
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                 7.85(n)          4.56            13.57           1.49(b)        8.22         (22.13)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)      2.03(a)          2.09             2.03           2.05           2.07           2.08
Expenses after expense reductions(f)       1.93(a)          1.99             1.93           2.00            N/A           2.12(e)
Net investment loss                       (0.88)(a)        (0.96)           (0.73)         (1.11)         (1.18)         (1.41)
Portfolio turnover                          100              245              184            261            312            257
Net assets at end of period
(000 Omitted)                          $152,687         $162,868         $201,513       $138,226       $155,602       $114,619
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                         SIX MONTHS                                YEARS ENDED 8/31
                                              ENDED      ---------------------------------------------------------------------
CLASS C                                     2/28/07            2006            2005          2004           2003          2002
                                        (UNAUDITED)

Net asset value,
beginning of period                          $16.98          $16.23          $14.30        $14.10         $13.02        $16.73
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                    $(0.08)         $(0.16)         $(0.11)       $(0.16)        $(0.15)       $(0.22)
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                             1.41            0.91            2.04          0.36           1.23         (3.49)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations              $1.33           $0.75           $1.93         $0.20          $1.08        $(3.71)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions          $(0.34)            $--             $--           $--            $--           $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $17.97          $16.98          $16.23        $14.30         $14.10        $13.02
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                     7.85(n)         4.62           13.50          1.42(b)        8.29        (22.18)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)         2.03(a)         2.09            2.03          2.05           2.07          2.08
Expenses after expense reductions (f)          1.93(a)         1.99            1.93          2.00            N/A          2.12(e)
Net investment loss                           (0.88)(a)       (0.96)          (0.69)        (1.12)         (1.18)        (1.41)
Portfolio turnover                              100             245             184           261            312           257
Net assets at end of period
(000 Omitted)                               $54,430         $58,523         $82,182       $91,225       $110,786       $82,441
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                         SIX MONTHS                                YEARS ENDED 8/31
                                              ENDED      ---------------------------------------------------------------------
CLASS I                                     2/28/07            2006             2005          2004          2003          2002
                                        (UNAUDITED)

Net asset value,
beginning of period                          $18.15          $17.18           $14.98        $14.63        $13.37        $17.01
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)            $0.01           $0.00(w)         $0.05        $(0.02)       $(0.02)       $(0.06)
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                             1.51            0.97             2.15          0.37          1.28         (3.58)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations              $1.52           $0.97            $2.20         $0.35         $1.26        $(3.64)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions         $(0.34)            $--              $--           $--           $--           $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $19.33          $18.15           $17.18        $14.98        $14.63        $13.37
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                        8.39(n)         5.65            14.69          2.39(b)       9.42        (21.40)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)         1.03(a)         1.06             1.02          1.06          1.07          1.08
Expenses after expense reductions (f)          0.93(a)         0.96             0.92          1.01           N/A          1.12(e)
Net investment income (loss)                   0.12(a)         0.03             0.32         (0.11)        (0.16)        (0.39)
Portfolio turnover                              100             245              184           261           312           257
Net assets at end of period
(000 Omitted)                               $32,359         $34,998           $3,816        $4,136        $4,317        $4,403
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                        SIX MONTHS
                                                                             ENDED               YEAR ENDED
CLASS W                                                                    2/28/07               8/31/06(i)
                                                                       (UNAUDITED)

Net asset value, beginning of period                                        $17.72                   $18.35
-----------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                           $0.01                   $(0.00)(w)
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                            1.46                    (0.63)(g)
-----------------------------------------------------------------------------------------------------------
Total from investment operations                                             $1.47                   $(0.63)
-----------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                                     $(0.34)                     $--
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $18.85                   $17.72
-----------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                       8.31(n)                 (3.43)(n)
-----------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                        1.13(a)                  1.18(a)
Expenses after expense reductions (f)                                         1.03(a)                  1.08(a)
Net investment income (loss)                                                  0.10(a)                 (0.03)(a)
Portfolio turnover                                                             100                      245
Net assets at end of period (000 Omitted)                                     $325                      $97
-----------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                   SIX MONTHS                          YEARS ENDED 8/31
                                                        ENDED      -------------------------------------------------------
CLASS R                                               2/28/07            2006            2005           2004       2003(i)
                                                  (UNAUDITED)

Net asset value, beginning of period                   $17.62          $16.77          $14.69         $14.41        $12.35
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                              $(0.04)         $(0.08)         $(0.04)        $(0.09)       $(0.08)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                       1.47            0.93            2.12           0.37          2.14(g)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $1.43           $0.85           $2.08          $0.28         $2.06
--------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                        $(0.34)            $--             $--            $--           $--
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $18.71          $17.62          $16.77         $14.69        $14.41
--------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                  8.13(n)         5.07           14.16           1.94(b)      16.68(n)
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   1.53(a)         1.59            1.54           1.56          1.65(a)
Expenses after expense reductions (f)                    1.43(a)         1.49            1.44           1.51           N/A
Net investment loss                                     (0.39)(a)       (0.46)          (0.25)         (0.60)        (0.82)(a)
Portfolio turnover                                        100             245             184            261           312
Net assets at end of period (000 Omitted)              $4,382          $5,735          $5,904         $3,266        $1,869
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                       SIX MONTHS             YEARS ENDED 8/31
                                                                            ENDED       -----------------------------
CLASS R1                                                                  2/28/07              2006           2005(i)
                                                                      (UNAUDITED)

Net asset value, beginning of period                                       $16.95            $16.23            $15.35
---------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                                                  $(0.09)           $(0.17)           $(0.08)
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                           1.41              0.89              0.96(g)
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                            $1.32             $0.72             $0.88
---------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                                    $(0.34)              $--               $--
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $17.93            $16.95            $16.23
---------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                      7.80(n)           4.44              5.73(n)
---------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                       2.23(a)           2.28              2.35(a)
Expenses after expense reductions (f)                                        2.03(a)           2.09              2.25(a)
Net investment loss                                                         (0.99)(a)         (1.07)            (1.21)(a)
Portfolio turnover                                                            100               245               184
Net assets at end of period (000 Omitted)                                    $422              $506               $80
---------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                       SIX MONTHS             YEARS ENDED 8/31
                                                                            ENDED       -----------------------------
CLASS R2                                                                  2/28/07              2006           2005(i)
                                                                      (UNAUDITED)

Net asset value, beginning of period                                       $17.03            $16.25            $15.35
---------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                                                  $(0.06)           $(0.11)           $(0.04)
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                           1.41              0.89              0.94(g)
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                            $1.35             $0.78             $0.90
---------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                                    $(0.34)              $--               $--
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $18.04            $17.03            $16.25
---------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                      7.94(n)           4.80              5.86(n)
---------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                       1.93(a)           1.97              2.04(a)
Expenses after expense reductions (f)                                        1.68(a)           1.73              1.94(a)
Net investment loss                                                         (0.68)(a)         (0.67)            (0.67)(a)
Portfolio turnover                                                            100               245               184
Net assets at end of period (000 Omitted)                                  $1,068            $2,598              $437
---------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                           SIX MONTHS                     YEARS ENDED 8/31
                                                                ENDED       ---------------------------------------------
CLASS R3                                                      2/28/07              2006              2005         2004(i)
                                                          (UNAUDITED)

Net asset value, beginning of period                           $17.52            $16.70            $14.67          $14.63
-------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                                      $(0.05)           $(0.11)           $(0.06)         $(0.06)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                           1.45              0.93              2.09            0.10(g)
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                $1.40             $0.82             $2.03           $0.04
-------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                        $(0.34)              $--               $--             $--
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $18.58            $17.52            $16.70          $14.67
-------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                          8.01(n)           4.91             13.84            0.27(b)(n)
-------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                           1.78(a)           1.85              1.82            1.95(a)
Expenses after expense reductions (f)                            1.58(a)           1.65              1.72            1.90(a)
Net investment loss                                             (0.52)(a)         (0.60)            (0.48)          (0.48)(a)
Portfolio turnover                                                100               245               184             261
Net assets at end of period (000 Omitted)                      $2,639            $1,804              $774            $105
-------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                       SIX MONTHS             YEARS ENDED 8/31
                                                                            ENDED       -----------------------------
CLASS R4                                                                  2/28/07              2006           2005(i)
                                                                      (UNAUDITED)

Net asset value, beginning of period                                       $17.69            $16.81            $15.85
---------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                                                  $(0.03)           $(0.06)           $(0.03)
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                           1.47              0.94              0.99(g)
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                            $1.44             $0.88             $0.96
---------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                                    $(0.34)              $--               $--
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $18.79            $17.69            $16.81
---------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                      8.16(n)           5.23              6.06(n)
---------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                       1.43(a)           1.48              1.56(a)
Expenses after expense reductions (f)                                        1.33(a)           1.38              1.46(a)
Net investment loss                                                         (0.27)(a)         (0.36)            (0.41)(a)
Portfolio turnover                                                            100               245               184
Net assets at end of period (000 Omitted)                                    $418              $286               $53
---------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                       SIX MONTHS             YEARS ENDED 8/31
                                                                            ENDED       -----------------------------
CLASS R5                                                                  2/28/07              2006           2005(i)
                                                                      (UNAUDITED)

Net asset value, beginning of period                                       $17.76            $16.83            $15.85
---------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                          $0.00(w)         $(0.01)           $(0.01)
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                           1.47              0.94              0.99(g)
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                            $1.47             $0.93             $0.98
---------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                                    $(0.34)              $--               $--
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $18.89            $17.76            $16.83
---------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                      8.30(n)           5.53              6.18(n)
---------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                       1.13(a)           1.19              1.26(a)
Expenses after expense reductions (f)                                        1.03(a)           1.09              1.16(a)
Net investment income (loss)                                                 0.05(a)          (0.06)            (0.11)(a)
Portfolio turnover                                                            100               245               184
Net assets at end of period (000 Omitted)                                 $37,929               $56               $53
---------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a) Annualized.
(b) The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(e) Ratio includes a reimbursement fee for expenses borne by MFS in prior years under the then existing expense reimbursement agreement.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, December 31, 2002 (Class R), October 31, 2003 (Class R3), April 1, 2005 (Classes
    R1, R2, R4, and R5) and May 1, 2006 (Class W) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Core Growth Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex- dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving its portfolio holdings are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 28, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses, expiration of capital loss carryforwards, and wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end.

The fund declared no distributions for the year ended August 31, 2006.

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 2/28/07

          Cost of investments                             $822,811,993
          ------------------------------------------------------------
          Gross appreciation                               $22,324,427
          Gross depreciation                               (19,960,882)
          ------------------------------------------------------------
          Net unrealized appreciation (depreciation)        $2,363,545

          AS OF 8/31/06

          Undistributed ordinary income                      5,724,975
          Undistributed long-term capital gain               9,296,863
          Capital loss carryforwards                       (59,221,280)
          Other temporary differences                       (1,815,859)
          Net unrealized appreciation (depreciation)        (2,162,400)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of August 31, 2006 the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

          8/31/09                                         $(33,513,254)
          8/31/10                                          (25,708,026)
          ------------------------------------------------------------
                                                          $(59,221,280)

The availability of a portion of the capital loss carryforwards, which were acquired on June 3, 2005 in connection with the MFS Large Cap Growth Fund merger, may be limited in a given year.

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is evaluating the application of the Interpretation to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets.

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.65% of the fund's average daily net assets for the period March 1, 2004 through February 28, 2009. For the six months ended February 28, 2007, this waiver amounted to $405,413 and is reflected as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the six months ended February 28, 2007 was equivalent to an annual effective rate of 0.65% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $30,316 for the six months ended February 28, 2007, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE            PLAN(d)           RATE(e)                 FEE

Class A                             0.10%              0.25%              0.35%             0.35%            $905,333
Class B                             0.75%              0.25%              1.00%             1.00%             811,169
Class C                             0.75%              0.25%              1.00%             1.00%             286,068
Class W                             0.10%                 --              0.10%             0.10%                  68
Class R                             0.25%              0.25%              0.50%             0.50%              14,482
Class R1                            0.50%              0.25%              0.75%             0.75%               1,938
Class R2                            0.25%              0.25%              0.50%             0.50%               4,236
Class R3                            0.25%              0.25%              0.50%             0.50%               5,326
Class R4                               --              0.25%              0.25%             0.25%                 436
---------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                        $2,029,056

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2007 based on each class' average daily net assets.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2007, were as follows:

                                                          AMOUNT

              Class A                                     $4,292
              Class B                                    116,874
              Class C                                      6,532

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2007, the fee was $309,012, which equated to 0.0762% annually of the fund's average daily net assets. Effective January 1, 2007, MFSC has entered into a sub-accounting agreement with SunLife Retirement Services (U.S.), Inc. (SRS), an affiliate of MFSC, on behalf of the fund to provide omnibus account services to the fund. MFSC pays SRS both an asset based fee and a per account charge of the assets held in the omnibus account. The fund then reimburses MFSC for the sub- accounting fees paid to SRS. For the six months ended February 28, 2007, the sub-accounting fee for SRS was $43,811, which equated to 0.0108% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses. For the six months ended February 28, 2007, these out-of-pocket and sub-accounting costs amounted to $304,212. The fund may also pay shareholder servicing related costs directly to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. The fund's annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended February 28, 2007 was equivalent to an annual effective rate of 0.0185% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended February 28, 2007, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                             ANNUAL
                                                          EFFECTIVE        TOTAL
                                            FEE RATE        RATE(g)       AMOUNT

Class R1                                       0.45%          0.35%       $1,163
Class R2                                       0.40%          0.25%        3,373
Class R3                                       0.25%          0.15%        2,663
Class R4                                       0.15%          0.15%          262
Class R5                                       0.10%          0.10%       14,331
--------------------------------------------------------------------------------
Total Retirement Plan Administration and
  Services Fees                                                          $21,792

(g) MFS has agreed in writing to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement will continue until at least September 30, 2008. For the six months ended February 28, 2007, this waiver amounted to $2,594 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $336. The fund also has an unfunded retirement benefit deferral plan for certain independent trustees which resulted in an expense of $5,780. Both amounts are included in independent trustees' compensation for the six months ended February 28, 2007. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $50,058 at February 28, 2007, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended February 28, 2007, the fee paid to Tarantino LLC was $3,262. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $2,139, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $772,892,052 and $805,828,748, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                 SIX MONTHS ENDED                     YEAR ENDED
                                                      2/28/07                         8/31/06(i)
                                             SHARES           AMOUNT           SHARES           AMOUNT

Shares sold

  Class A                                    3,953,006       $73,410,643       6,430,188      $113,225,460
  Class B                                      319,490         5,745,224         887,359        15,079,814
  Class C                                      230,586         4,155,333         433,212         7,356,579
  Class I                                       60,142         1,152,230       1,970,276        33,949,254
  Class W                                       11,700           225,000           5,450           100,000
  Class R                                       38,522           720,074          76,939         1,357,467
  Class R1                                      15,663           288,055          29,696           489,931
  Class R2                                      91,114         1,645,894         147,706         2,457,779
  Class R3                                     162,729         3,086,456          88,327         1,546,974
  Class R4                                      14,713           282,370          13,738           235,417
  Class R5                                   2,074,480        38,136,011               4                75
-----------------------------------------------------------------------------------------------------------
                                             6,972,145      $128,847,290      10,082,895      $175,798,750

Shares issued to shareholders in
reinvestment of distributions

  Class A                                      415,970        $7,845,192              --               $--
  Class B                                      158,310         2,855,923              --                --
  Class C                                       43,991           793,595              --                --
  Class I                                       32,730           633,987              --                --
  Class W                                           99             1,875              --                --
  Class R                                        4,941            92,700              --                --
  Class R1                                         573            10,327              --                --
  Class R2                                       1,116            20,208              --                --
  Class R3                                       2,169            40,450              --                --
  Class R4                                         306             5,764              --                --
  Class R5                                      17,732           335,669              --                --
-----------------------------------------------------------------------------------------------------------
                                               677,937       $12,635,690              --               $--

Shares reacquired

  Class A                                   (5,879,459)    $(109,662,863)    (15,505,829)    $(271,914,439)
  Class B                                   (1,572,242)      (28,394,937)     (3,706,240)      (62,822,571)
  Class C                                     (691,978)      (12,409,919)     (2,048,446)      (35,022,100)
  Class I                                     (346,833)       (6,727,514)       (264,308)       (4,682,666)
  Class R                                     (134,695)       (2,546,319)       (103,586)       (1,796,528)
  Class R1                                     (22,551)         (415,116)         (4,778)          (79,351)
  Class R2                                    (185,598)       (3,355,859)        (22,019)         (382,432)
  Class R3                                    (125,872)       (2,389,344)        (31,732)         (556,427)
  Class R4                                      (8,927)         (172,549)           (727)          (12,551)
  Class R5                                     (87,739)       (1,669,543)             (4)              (76)
-----------------------------------------------------------------------------------------------------------
                                            (9,055,894)    $(167,743,963)    (21,687,669)    $(377,269,141)

Net change

  Class A                                   (1,510,483)     $(28,407,028)     (9,075,641)    $(158,688,979)
  Class B                                   (1,094,442)      (19,793,790)     (2,818,881)      (47,742,757)
  Class C                                     (417,401)       (7,460,991)     (1,615,234)      (27,665,521)
  Class I                                     (253,961)       (4,941,297)      1,705,968        29,266,588
  Class W                                       11,799           226,875           5,450           100,000
  Class R                                      (91,232)       (1,733,545)        (26,647)         (439,061)
  Class R1                                      (6,315)         (116,734)         24,918           410,580
  Class R2                                     (93,368)       (1,689,757)        125,687         2,075,347
  Class R3                                      39,026           737,562          56,595           990,547
  Class R4                                       6,092           115,585          13,011           222,866
  Class R5                                   2,004,473        36,802,137              --                (1)
-----------------------------------------------------------------------------------------------------------
                                            (1,405,812)     $(26,260,983)    (11,604,774)    $(201,470,391)

(i) For the period from the class' inception, May 1, 2006 (Classes W), through the stated period end.

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended February 28, 2007, the fund's commitment fee and interest expense were $2,496 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA
1-800-637-8255                            02205-5824
24 hours a day
                                          OVERNIGHT MAIL
ACCOUNT SERVICE AND                       MFS Service Center, Inc.
LITERATURE                                500 Boylston Street
                                          Boston, MA 02116-3741
SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

                             M F S(R)
                             INVESTMENT MANAGEMENT

                               [graphic omitted]

                               Semiannual report

                                                      MFS(R) NEW DISCOVERY FUND

LETTER FROM THE CEO                                      1
----------------------------------------------------------
PORTFOLIO COMPOSITION                                    2
----------------------------------------------------------
EXPENSE TABLE                                            3
----------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                 5
----------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                     11
----------------------------------------------------------
STATEMENT OF OPERATIONS                                 14
----------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                     16
----------------------------------------------------------
FINANCIAL HIGHLIGHTS                                    17
----------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                           27
----------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT           38
----------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                   38
----------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                          38
----------------------------------------------------------
CONTACT INFORMATION                             BACK COVER
----------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
------------------------------------------------------------------------------

                                                                        2/28/07
                                                                        NDF-SEM

[Photo of Robert J. Manning]

LETTER FROM THE CEO

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. In February 2007 it hit its all-time high of 12,787. Less than a week later, stocks sold off around the globe. By March 5 the Dow was off 5.8%. That is a sign of volatile markets and a reason investors should make sure they have an investment plan that can ride out the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are inherently cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and that there is no sense in reacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    April 16, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                              99.5%
              Cash & Other Net Assets                     0.5%

              TOP TEN HOLDINGS

              NICE Systems Ltd., ADR                      2.7%
              ------------------------------------------------
              Transaction Systems Architects, Inc.        2.0%
              ------------------------------------------------
              Advanced Medical Optics, Inc.               2.0%
              ------------------------------------------------
              Hittite Microwave Corp.                     2.0%
              ------------------------------------------------
              Millipore Corp.                             1.8%
              ------------------------------------------------
              Red Robin Gourmet Burgers, Inc.             1.8%
              ------------------------------------------------
              ARM Holdings PLC                            1.8%
              ------------------------------------------------
              Corporate Executive Board Co.               1.8%
              ------------------------------------------------
              North American Energy Partners, Inc.        1.7%
              ------------------------------------------------
              MWI Veterinary Supply, Inc.                 1.7%
              ------------------------------------------------

              EQUITY SECTORS

              Health Care                                23.2%
              ------------------------------------------------
              Technology                                 22.2%
              ------------------------------------------------
              Specialty Products & Services              10.2%
              ------------------------------------------------
              Leisure                                     8.3%
              ------------------------------------------------
              Retailing                                   8.3%
              ------------------------------------------------
              Industrial Goods & Services                 6.7%
              ------------------------------------------------
              Financial Services                          6.5%
              ------------------------------------------------
              Energy                                      5.8%
              ------------------------------------------------
              Basic Materials                             2.4%
              ------------------------------------------------
              Consumer Staples                            1.9%
              ------------------------------------------------
              Transportation                              1.6%
              ------------------------------------------------
              Utilities & Communications                  1.2%
              ------------------------------------------------
              Autos & Housing                             1.2%
              ------------------------------------------------

Percentages are based on net assets as of 2/28/07.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2006 through February 28, 2007

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2006 through February 28, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    9/01/06-
Class                       Ratio      9/01/06        2/28/07         2/28/07
--------------------------------------------------------------------------------
         Actual             1.47%     $1,000.00      $1,199.90         $8.02
  A  ---------------------------------------------------------------------------
         Hypothetical (h)   1.47%     $1,000.00      $1,017.50         $7.35
--------------------------------------------------------------------------------
         Actual             2.12%     $1,000.00      $1,195.70        $11.54
  B  ---------------------------------------------------------------------------
         Hypothetical (h)   2.12%     $1,000.00      $1,014.28        $10.59
--------------------------------------------------------------------------------
         Actual             2.12%     $1,000.00      $1,196.10        $11.54
  C  ---------------------------------------------------------------------------
         Hypothetical (h)   2.12%     $1,000.00      $1,014.28        $10.59
--------------------------------------------------------------------------------
         Actual             1.12%     $1,000.00      $1,202.50         $6.12
  I  ---------------------------------------------------------------------------
         Hypothetical (h)   1.12%     $1,000.00      $1,019.24         $5.61
--------------------------------------------------------------------------------
         Actual             1.62%     $1,000.00      $1,199.20         $8.83
  R  ---------------------------------------------------------------------------
         Hypothetical (h)   1.62%     $1,000.00      $1,016.76         $8.10
--------------------------------------------------------------------------------
         Actual             2.22%     $1,000.00      $1,195.50        $12.08
 R1  ---------------------------------------------------------------------------
         Hypothetical (h)   2.22%     $1,000.00      $1,013.79        $11.08
--------------------------------------------------------------------------------
         Actual             1.87%     $1,000.00      $1,197.80        $10.19
 R2  ---------------------------------------------------------------------------
         Hypothetical (h)   1.87%     $1,000.00      $1,015.52         $9.35
--------------------------------------------------------------------------------
         Actual             1.77%     $1,000.00      $1,198.50         $9.65
 R3  ---------------------------------------------------------------------------
         Hypothetical (h)   1.77%     $1,000.00      $1,016.02         $8.85
--------------------------------------------------------------------------------
         Actual             1.52%     $1,000.00      $1,200.10         $8.29
 R4  ---------------------------------------------------------------------------
         Hypothetical (h)   1.52%     $1,000.00      $1,017.26         $7.60
--------------------------------------------------------------------------------
         Actual             1.22%     $1,000.00      $1,201.60         $6.66
 R5  ---------------------------------------------------------------------------
         Hypothetical (h)   1.22%     $1,000.00      $1,018.74         $6.11
--------------------------------------------------------------------------------
         Actual             1.72%     $1,000.00      $1,198.90         $9.38
529A ---------------------------------------------------------------------------
         Hypothetical (h)   1.72%     $1,000.00      $1,016.27         $8.60
--------------------------------------------------------------------------------
         Actual             2.37%     $1,000.00      $1,195.30        $12.90
529B ---------------------------------------------------------------------------
         Hypothetical (h)   2.37%     $1,000.00      $1,013.04        $11.83
--------------------------------------------------------------------------------
         Actual             2.37%     $1,000.00      $1,195.10        $12.90
529C ---------------------------------------------------------------------------
         Hypothetical (h)   2.37%     $1,000.00      $1,013.04        $11.83
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
2/28/07  (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.5%
----------------------------------------------------------------------------------------------
ISSUER                                                            SHARES/PAR         VALUE ($)
----------------------------------------------------------------------------------------------
Airlines - 0.5%
----------------------------------------------------------------------------------------------
Allegiant Travel Co. (a)                                             128,040     $   4,373,845
----------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.2%
----------------------------------------------------------------------------------------------
Castle Brands, Inc. (a)                                              185,570     $   1,206,205
----------------------------------------------------------------------------------------------
Apparel Manufacturers - 1.1%
----------------------------------------------------------------------------------------------
Carter's, Inc. (a)                                                   381,770     $   9,173,934
----------------------------------------------------------------------------------------------
Biotechnology - 3.7%
----------------------------------------------------------------------------------------------
3SBio, Inc., ADR (a)                                                 186,310     $   2,638,150
CV Therapeutics, Inc. (a)(l)                                         310,000         3,958,700
Gen-Probe, Inc. (a)(l)                                               141,960         6,816,919
Keryx Biopharmaceuticals, Inc. (a)                                   136,850         1,560,090
Millipore Corp. (a)                                                  207,010        14,805,355
                                                                                 -------------
                                                                                 $  29,779,214
----------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.7%
----------------------------------------------------------------------------------------------
HFF, Inc., "A" (a)                                                   289,900     $   5,421,130
International Securities Exchange Holdings, Inc.                      87,670         4,054,738
Thomas Weisel Partners Group (a)(l)                                  218,400         3,979,248
                                                                                 -------------
                                                                                 $  13,455,116
----------------------------------------------------------------------------------------------
Business Services - 6.0%
----------------------------------------------------------------------------------------------
Bright Horizons Family Solutions, Inc. (a)                           156,123     $   6,257,410
Corporate Executive Board Co. (l)                                    186,900        14,542,689
CoStar Group, Inc. (a)                                               197,180         9,241,827
Global Payments, Inc. (l)                                            290,380        11,170,919
Ultimate Software Group, Inc. (a)                                    259,880         6,923,203
                                                                                 -------------
                                                                                 $  48,136,048
----------------------------------------------------------------------------------------------
Chemicals - 1.0%
----------------------------------------------------------------------------------------------
Nalco Holding Co.                                                    331,080     $   7,912,812
----------------------------------------------------------------------------------------------
Computer Software - 5.7%
----------------------------------------------------------------------------------------------
CommVault Systems, Inc. (a)                                          269,980     $   4,489,767
Guidance Software, Inc. (a)                                          295,175         3,819,565
MSC.Software Corp. (a)                                               365,321         4,913,567
Opsware, Inc. (a)(l)                                               1,254,930         9,261,383
TIBCO Software, Inc. (a)                                             803,680         7,273,304
Transaction Systems Architects, Inc. (a)                             454,185        16,032,731
                                                                                 -------------
                                                                                 $  45,790,317
----------------------------------------------------------------------------------------------
Computer Software - Systems - 0.3%
----------------------------------------------------------------------------------------------
Syntel, Inc.                                                          56,950     $   2,043,366
----------------------------------------------------------------------------------------------
Construction - 1.2%
----------------------------------------------------------------------------------------------
Dayton Superior Corp. (a)                                            285,580     $   3,284,170
M.D.C. Holdings, Inc. (l)                                            131,370         6,707,752
                                                                                 -------------
                                                                                 $   9,991,922
----------------------------------------------------------------------------------------------
Consumer Goods & Services - 5.3%
----------------------------------------------------------------------------------------------
Central Garden & Pet Co., "A" (a)(l)                                 652,190     $   9,143,704
ITT Educational Services, Inc. (a)                                   106,960         8,554,661
Monster Worldwide, Inc. (a)                                           84,690         4,222,643
New Oriental Educational & Technology Group, ADR (a)                 237,930        10,021,612
Strayer Education, Inc.                                               87,460        10,310,659
                                                                                 -------------
                                                                                 $  42,253,279
----------------------------------------------------------------------------------------------
Electrical Equipment - 2.0%
----------------------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., "A"                                 212,440     $   9,164,662
WESCO International, Inc. (a)                                         98,310         6,560,226
                                                                                 -------------
                                                                                 $  15,724,888
----------------------------------------------------------------------------------------------
Electronics - 9.8%
----------------------------------------------------------------------------------------------
ARM Holdings PLC                                                   5,792,360     $  14,586,245
ATMI, Inc. (a)(l)                                                    300,550         9,990,282
Entegris, Inc. (a)(l)                                                817,276         9,104,455
FormFactor, Inc. (a)(l)                                              251,780        10,763,595
Hittite Microwave Corp. (a)(l)                                       375,350        15,742,179
Intersil Corp., "A"                                                  311,910         8,250,020
NetLogic Microsystems, Inc. (a)(l)                                   254,300         6,342,242
Volterra Semiconductor Corp. (a)(l)                                  297,960         4,195,277
                                                                                 -------------
                                                                                 $  78,974,295
----------------------------------------------------------------------------------------------
Energy - Independent - 3.3%
----------------------------------------------------------------------------------------------
EXCO Resources, Inc. (a)(l)                                          446,290     $   7,774,372
Forest Oil Corp. (a)(l)                                              160,490         5,119,631
Goodrich Petroleum Corp. (a)(l)                                      168,650         5,769,517
Kodiak Oil & Gas Corp. (a)                                           691,290         3,802,095
Venoco, Inc. (a)                                                     274,480         4,172,096
                                                                                 -------------
                                                                                 $  26,637,711
----------------------------------------------------------------------------------------------
Engineering - Construction - 3.7%
----------------------------------------------------------------------------------------------
InfraSource Services, Inc. (a)                                       310,850     $   7,622,042
North American Energy Partners, Inc. (a)                             727,440        13,915,927
Quanta Services, Inc. (a)(l)                                         342,220         7,936,082
                                                                                 -------------
                                                                                 $  29,474,051
----------------------------------------------------------------------------------------------
Food & Beverages - 0.6%
----------------------------------------------------------------------------------------------
Diamond Foods, Inc. (l)                                              301,149     $   5,029,188
----------------------------------------------------------------------------------------------
Forest & Paper Products - 0.8%
----------------------------------------------------------------------------------------------
Universal Forest Products, Inc.                                      120,500     $   6,245,515
----------------------------------------------------------------------------------------------
Gaming & Lodging - 0.7%
----------------------------------------------------------------------------------------------
WMS Industries, Inc. (a)(l)                                          159,780     $   5,980,565
----------------------------------------------------------------------------------------------
General Merchandise - 1.0%
----------------------------------------------------------------------------------------------
Stage Stores, Inc.                                                   379,265     $   8,317,281
----------------------------------------------------------------------------------------------
Internet - 1.6%
----------------------------------------------------------------------------------------------
CNET Networks, Inc. (a)(l)                                           897,840     $   7,883,035
Move, Inc. (a)(l)                                                    717,070         4,280,908
Vocus, Inc. (a)                                                       38,293           759,733
                                                                                 -------------
                                                                                 $  12,923,676
----------------------------------------------------------------------------------------------
Leisure & Toys - 1.8%
----------------------------------------------------------------------------------------------
Activision, Inc. (a)(l)                                              415,910     $   6,954,015
THQ, Inc. (a)(l)                                                     227,924         7,341,432
                                                                                 -------------
                                                                                 $  14,295,447
----------------------------------------------------------------------------------------------
Machinery & Tools - 1.0%
----------------------------------------------------------------------------------------------
Ritchie Bros. Auctioneers, Inc.                                      138,400     $   7,945,544
----------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 5.0%
----------------------------------------------------------------------------------------------
Healthcare Services Group, Inc. (l)                                  307,560     $   8,623,982
IDEXX Laboratories, Inc. (a)                                         118,025        10,171,395
MWI Veterinary Supply, Inc. (a)(l)                                   429,790        13,336,384
VCA Antech, Inc. (a)                                                 116,210         4,266,069
WebMD Health Corp. (a)(l)                                             72,840         3,918,064
                                                                                 -------------
                                                                                 $  40,315,894
----------------------------------------------------------------------------------------------
Medical Equipment - 11.7%
----------------------------------------------------------------------------------------------
ABIOMED, Inc. (a)(l)                                                 132,730     $   1,855,565
Adams Respiratory Therapeutics, Inc. (a)                              52,420         1,903,894
Advanced Medical Optics, Inc. (a)(l)                                 409,580        15,785,213
Aspect Medical Systems, Inc. (a)(l)                                  715,090        11,548,703
AtriCure, Inc. (a)                                                   283,230         2,880,449
Conceptus, Inc. (a)(l)                                               439,810         8,259,632
Cyberonics, Inc. (a)(l)                                              448,320         9,181,594
Dexcom, Inc. (a)(l)                                                  298,150         2,412,034
Haemonetics Corp. (a)                                                117,930         5,306,850
Mindray Medical International Ltd., ADR (a)                          156,230         4,021,360
NxStage Medical, Inc. (a)(l)                                         195,420         2,393,895
Thoratec Corp. (a)(l)                                                637,820        12,533,163
Ventana Medical Systems, Inc. (a)(l)                                 169,190         6,809,898
Volcano Corp. (a)                                                    459,520         8,735,475
                                                                                 -------------
                                                                                 $  93,627,725
----------------------------------------------------------------------------------------------
Network & Telecom - 2.7%
----------------------------------------------------------------------------------------------
NICE Systems Ltd., ADR (a)                                           624,518     $  21,377,251
----------------------------------------------------------------------------------------------
Oil Services - 2.5%
----------------------------------------------------------------------------------------------
Dresser-Rand Group, Inc. (a)(l)                                      421,210     $  10,938,824
Natural Gas Services Group, Inc. (a)(l)                              215,470         2,844,204
Universal Compression Holdings, Inc. (a)                              95,380         6,385,691
                                                                                 -------------
                                                                                 $  20,168,719
----------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 4.2%
----------------------------------------------------------------------------------------------
Accredited Home Lenders Holding Co. (a)(l)                           225,660     $   5,072,837
Commerce Bancorp, Inc. (l)                                           299,000         9,992,580
Nelnet, Inc., "A" (l)                                                158,200         4,086,306
New York Community Bancorp, Inc. (l)                                 441,030         7,382,842
Signature Bank (a)                                                   223,720         6,872,678
                                                                                 -------------
                                                                                 $  33,407,243
----------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 2.1%
----------------------------------------------------------------------------------------------
Mellanox Tecnologies Ltd. (a)                                        202,220     $   4,331,552
Nuance Communications, Inc. (a)(l)                                   897,499        12,645,761
                                                                                 -------------
                                                                                 $  16,977,313
----------------------------------------------------------------------------------------------
Pharmaceuticals - 2.8%
----------------------------------------------------------------------------------------------
Cadence Pharmaceuticals, Inc. (a)(l)                                 202,740     $   2,891,072
Endo Pharmaceuticals Holdings, Inc. (a)                              267,590         8,351,484
Medicis Pharmaceutical Corp., "A" (l)                                274,510         9,981,184
Synta Pharmaceuticals Corp. (a)                                      160,070         1,365,397
                                                                                 -------------
                                                                                 $  22,589,137
----------------------------------------------------------------------------------------------
Printing & Publishing - 0.5%
----------------------------------------------------------------------------------------------
Morningstar, Inc. (a)(l)                                              72,876     $   3,733,437
----------------------------------------------------------------------------------------------
Real Estate - 0.6%
----------------------------------------------------------------------------------------------
Alesco Financial, Inc., REIT                                         425,210     $   4,588,016
----------------------------------------------------------------------------------------------
Restaurants - 5.3%
----------------------------------------------------------------------------------------------
Chipotle Mexican Grill, Inc., "A" (a)(l)                              90,280     $   5,415,897
Panera Bread Co. (a)                                                 138,660         8,490,152
Peet's Coffee & Tea, Inc. (a)(l)                                     150,260         3,809,091
Red Robin Gourmet Burgers, Inc. (a)(l)                               372,410        14,702,747
Texas Roadhouse, Inc., "A" (a)(l)                                    715,310        10,479,292
                                                                                 -------------
                                                                                 $  42,897,179
----------------------------------------------------------------------------------------------
Specialty Chemicals - 0.6%
----------------------------------------------------------------------------------------------
Innophos Holdings, Inc.                                              294,535     $   4,862,773
----------------------------------------------------------------------------------------------
Specialty Stores - 6.2%
----------------------------------------------------------------------------------------------
A.C. Moore Arts & Crafts, Inc. (a)(l)                                345,210     $   6,759,212
CarMax, Inc. (a)(l)                                                  100,920         5,318,484
Citi Trends, Inc. (a)(l)                                             130,510         5,467,064
Dick's Sporting Goods, Inc. (a)(l)                                   126,860         6,639,852
Hibbett Sports, Inc. (a)(l)                                          210,480         6,562,766
Monro Muffler Brake, Inc.                                            140,680         5,116,532
Susser Holdings Corp. (a)                                            204,540         3,685,811
Urban Outfitters, Inc. (a)(l)                                        395,370         9,813,083
                                                                                 -------------
                                                                                 $  49,362,804
----------------------------------------------------------------------------------------------
Telephone Services - 1.2%
----------------------------------------------------------------------------------------------
Level 3 Communications, Inc. (a)(l)                                1,524,360     $  10,015,045
----------------------------------------------------------------------------------------------
Trucking - 1.1%
----------------------------------------------------------------------------------------------
Landstar Systems, Inc.                                               196,340     $   8,774,435
----------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (IDENTIFIED COST, $725,141,543)                              $ 798,361,190
----------------------------------------------------------------------------------------------
Short-Term Obligations - 0.3%
----------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.32%, due 3/01/07,
at Amortized Cost and Value (y)                                 $  1,971,000     $   1,971,000
----------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 15.9%
----------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Cost and Net Asset Value                                      127,861,535     $ 127,861,535
----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $854,974,078)                                $ 928,193,725
----------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (15.7)%                                          (125,849,593)
----------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                              $ 802,344,132
----------------------------------------------------------------------------------------------
(a) Non-income producing security.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR     American Depository Receipt
REIT    Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 2/28/07  (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value, including $124,380,392 of securities on
loan (identified cost, $854,974,078)                                $928,193,725
Cash                                                                         626
Receivable for investments sold                                        5,971,980
Receivable for fund shares sold                                        1,050,687
Interest and dividends receivable                                        119,621
Other assets                                                              14,507
------------------------------------------------------------------------------------------------------
Total assets                                                                              $935,351,146
------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Payable for investments purchased                                       $835,734
Payable for fund shares reacquired                                     3,712,899
Collateral for securities loaned, at value                           127,861,535
Payable to affiliates
  Management fee                                                          35,875
  Shareholder servicing costs                                            362,425
  Distribution and service fees                                           18,656
  Administrative services fee                                                831
  Program manager fees                                                        34
  Retirement plan administration and services fees                           517
Payable for independent trustees' compensation                            12,797
Accrued expenses and other liabilities                                   165,711
------------------------------------------------------------------------------------------------------
Total liabilities                                                                         $133,007,014
------------------------------------------------------------------------------------------------------
Net assets                                                                                $802,344,132
------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $821,598,064
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies           73,219,557
Accumulated net realized gain (loss) on investments and foreign
currency transactions                                                (87,793,435)
Accumulated net investment loss                                       (4,680,054)
------------------------------------------------------------------------------------------------------
Net assets                                                                                $802,344,132
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   39,680,648
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $429,868,002
  Shares outstanding                                                  21,121,872
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $20.35
------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per share)                                $21.59
------------------------------------------------------------------------------------------------------
Class B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $123,067,484
  Shares outstanding                                                   6,352,041
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $19.37
------------------------------------------------------------------------------------------------------
Class C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $47,424,443
  Shares outstanding                                                   2,444,486
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $19.40
------------------------------------------------------------------------------------------------------
Class I shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $105,464,013
  Shares outstanding                                                   5,018,435
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $21.02
------------------------------------------------------------------------------------------------------
Class R shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $11,794,171
  Shares outstanding                                                     582,961
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $20.23
------------------------------------------------------------------------------------------------------
Class R1 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $1,825,271
  Shares outstanding                                                      94,470
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $19.32
------------------------------------------------------------------------------------------------------
Class R2 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $696,788
  Shares outstanding                                                      35,843
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $19.44
------------------------------------------------------------------------------------------------------
Class R3 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $6,045,892
  Shares outstanding                                                     300,592
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $20.11
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class R4 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $3,338,000
  Shares outstanding                                                     164,227
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $20.33
------------------------------------------------------------------------------------------------------

Class R5 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $70,376,149
  Shares outstanding                                                   3,442,786
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $20.44
------------------------------------------------------------------------------------------------------

Class 529A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $1,835,482
  Shares outstanding                                                      91,188
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $20.13
------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per share)                                $21.36
------------------------------------------------------------------------------------------------------

Class 529B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $251,425
  Shares outstanding                                                      13,123
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $19.16
------------------------------------------------------------------------------------------------------

Class 529C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $357,012
  Shares outstanding                                                      18,624
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $19.17
------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and
Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Six months ended 2/28/07  (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT LOSS
-----------------------------------------------------------------------------------------------------
Income
  Dividends                                                          $1,069,440
  Income on securities loaned                                           424,894
  Interest                                                               69,306
  Foreign taxes withheld                                                 (9,472)
-----------------------------------------------------------------------------------------------------
Total investment income                                                                    $1,554,168
-----------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                     $3,633,704
  Distribution and service fees                                       1,697,789
  Program manager fees                                                    2,939
  Shareholder servicing costs                                           861,114
  Administrative services fee                                            74,836
  Retirement plan administration and services fees                       45,051
  Independent trustees' compensation                                     10,621
  Custodian fee                                                         150,550
  Shareholder communications                                             66,784
  Auditing fees                                                          22,457
  Legal fees                                                             12,715
  Miscellaneous                                                          90,760
-----------------------------------------------------------------------------------------------------
Total expenses                                                                             $6,669,320
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                  (37,290)
  Reduction of expenses by investment adviser                          (409,541)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                               $6,222,489
-----------------------------------------------------------------------------------------------------
Net investment loss                                                                       $(4,668,321)
-----------------------------------------------------------------------------------------------------

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                           $87,302,363
  Foreign currency transactions                                          (1,986)
-----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                     $87,300,377
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                       $65,760,336
  Translation of assets and liabilities in foreign currencies               (88)
-----------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                      $65,760,248
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                         $153,060,625
-----------------------------------------------------------------------------------------------------
Change in net assets from operations                                                     $148,392,304
-----------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                             SIX MONTHS ENDED                YEAR ENDED
                                                                      2/28/07                   8/31/06
                                                                  (UNAUDITED)

CHANGE IN NET ASSETS

FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment loss                                               $(4,668,321)             $(11,224,998)
Net realized gain (loss) on investments and foreign
currency transactions                                              87,300,377                95,718,425
Net unrealized gain (loss) on investments and foreign
currency translation                                               65,760,248               (76,087,256)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                             $148,392,304                $8,406,171
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions               $(136,289,511)            $(212,974,517)
-------------------------------------------------------------------------------------------------------
Redemption fees                                                        $1,642                   $17,161
-------------------------------------------------------------------------------------------------------
Total change in net assets                                        $12,104,435             $(204,551,185)
-------------------------------------------------------------------------------------------------------

NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                            790,239,697               994,790,882
At end of period (including accumulated net investment loss
of $4,680,054 and $11,733, respectively)                         $802,344,132              $790,239,697
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                              SIX MONTHS                                      YEARS ENDED 8/31
                                   ENDED      -------------------------------------------------------------------------------
CLASS A                          2/28/07             2006             2005             2004              2003            2002
                             (UNAUDITED)

Net asset value,
beginning of period               $16.96           $16.85           $13.53           $14.57            $11.99          $16.17
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)         $(0.10)          $(0.20)          $(0.16)          $(0.18)           $(0.13)         $(0.18)
  Net realized and
  unrealized gain (loss) on
  investments and foreign
  currency                          3.49             0.31             3.48            (0.86)             2.71           (4.00)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                         $3.39            $0.11            $3.32           $(1.04)            $2.58          $(4.18)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions              $--              $--              $--              $--               $--          $(0.00)(w)
-----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to
paid-in capital (d)                $0.00(w)         $0.00(w)         $0.00(w)         $0.00(w)            $--             $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $20.35           $16.96           $16.85           $13.53            $14.57          $11.99
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)         19.99(n)          0.65            24.54            (7.14)(b)         21.52          (25.85)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                      1.57(a)          1.57             1.57             1.51              1.58            1.58
Expenses after expense
reductions (f)                      1.47(a)          1.47             1.47             1.51               N/A             N/A
Net investment loss                (1.07)(a)        (1.12)           (1.05)           (1.20)            (1.11)          (1.21)
Portfolio turnover                    47               99              112              122               104             102
Net assets at end of period
(000 Omitted)                   $429,868         $409,471         $603,396         $824,708        $1,004,473        $822,193
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                               SIX MONTHS                                        YEARS ENDED 8/31
                                    ENDED      ------------------------------------------------------------------------------
CLASS B                           2/28/07             2006             2005             2004             2003            2002
                              (UNAUDITED)

Net asset value,
beginning of period                $16.20           $16.20           $13.09           $14.19           $11.75          $15.95
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)          $(0.16)          $(0.30)          $(0.25)          $(0.27)          $(0.21)         $(0.28)
  Net realized and
  unrealized gain (loss) on
  investments and foreign
  currency                           3.33             0.30             3.36            (0.83)            2.65           (3.92)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                          $3.17            $0.00            $3.11           $(1.10)           $2.44          $(4.20)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions               $--              $--              $--              $--              $--          $(0.00)(w)
-----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to
paid-in capital (d)                 $0.00(w)         $0.00(w)         $0.00(w)         $0.00(w)           $--             $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                      $19.37           $16.20           $16.20           $13.09           $14.19          $11.75
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)          19.57(n)          0.00            23.76            (7.75)(b)        20.77          (26.33)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                       2.22(a)          2.22             2.22             2.15             2.23            2.23
Expenses after expense
reductions (f)                       2.12(a)          2.12             2.12             2.15              N/A             N/A
Net investment loss                 (1.72)(a)        (1.77)           (1.70)           (1.84)           (1.76)          (1.86)
Portfolio turnover                     47               99              112              122              104             102
Net assets at end of period
(000 Omitted)                    $123,067         $132,519         $203,722         $231,653         $271,580        $232,792
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                    SIX MONTHS                               YEARS ENDED 8/31
                                         ENDED      -------------------------------------------------------------------------
CLASS C                                2/28/07            2006            2005            2004            2003           2002
                                   (UNAUDITED)

Net asset value,
beginning of period                     $16.22          $16.22          $13.10          $14.21          $11.77         $15.97
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)               $(0.16)         $(0.30)         $(0.25)         $(0.27)         $(0.21)        $(0.28)
  Net realized and unrealized gain
  (loss) on investments and
  foreign currency                        3.34            0.30            3.37           (0.84)           2.65          (3.92)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations         $3.18           $0.00           $3.12          $(1.11)          $2.44         $(4.20)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign currency
  transactions                             $--             $--             $--             $--             $--         $(0.00)(w)
-----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to
paid-in capital (d)                      $0.00(w)        $0.00(w)        $0.00(w)        $0.00(w)          $--            $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $19.40          $16.22          $16.22          $13.10          $14.21         $11.77
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)               19.61(n)         0.00           23.82           (7.81)(b)       20.73         (26.34)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                            2.22(a)         2.22            2.22            2.15            2.23           2.23
Expenses after expense
reductions (f)                            2.12(a)         2.12            2.12            2.15             N/A            N/A
Net investment loss                      (1.72)(a)       (1.77)          (1.70)          (1.84)          (1.76)         (1.86)
Portfolio turnover                          47              99             112             122             104            102
Net assets at end of period
(000 Omitted)                          $47,424         $47,293         $58,454         $67,102         $84,391        $87,271
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                 SIX MONTHS                                       YEARS ENDED 8/31
                                      ENDED      ----------------------------------------------------------------------------
CLASS I                             2/28/07             2006             2005             2004            2003           2002
                                (UNAUDITED)

Net asset value,
beginning of period                  $17.48           $17.31           $13.85           $14.86          $12.19         $16.37
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)            $(0.07)          $(0.14)          $(0.11)          $(0.13)         $(0.09)        $(0.13)
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency                 3.61             0.31             3.57            (0.88)           2.76          (4.05)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                            $3.54            $0.17            $3.46           $(1.01)          $2.67         $(4.18)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                 $--              $--              $--              $--             $--         $(0.00)(w)
-----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-
in capital (d)                        $0.00(w)         $0.00(w)         $0.00(w)         $0.00(w)          $--            $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                        $21.02           $17.48           $17.31           $13.85          $14.86         $12.19
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)               20.25(n)          0.98            24.98            (6.80)(b)       21.90         (25.58)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                         1.22(a)          1.22             1.23             1.16            1.23           1.23
Expenses after expense
reductions (f)                         1.12(a)          1.12             1.13             1.16             N/A            N/A
Net investment loss                   (0.72)(a)        (0.77)           (0.70)           (0.84)          (0.75)         (0.86)
Portfolio turnover                       47               99              112              122             104            102
Net assets at end of period
(000 Omitted)                      $105,464         $119,053         $107,842         $103,031         $90,872        $47,641
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                 SIX MONTHS                           YEARS ENDED 8/31
                                                      ENDED       ----------------------------------------------------------
CLASS R                                             2/28/07             2006            2005            2004         2003(i)
                                                (UNAUDITED)
Net asset value, beginning of period                 $16.87           $16.79          $13.50          $14.57          $11.38
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                            $(0.12)          $(0.22)         $(0.18)         $(0.20)         $(0.11)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                     3.48             0.30            3.47           (0.87)           3.30
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      $3.36            $0.08           $3.29          $(1.07)          $3.19
----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in
capital (d)                                           $0.00(w)         $0.00(w)        $0.00(w)        $0.00(w)          $--
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $20.23           $16.87          $16.79          $13.50          $14.57
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                               19.92(n)          0.48           24.37           (7.34)(b)       28.03(n)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                 1.72(a)          1.72            1.73            1.66            1.78(a)
Expenses after expense reductions (f)                  1.62(a)          1.62            1.63            1.66             N/A
Net investment loss                                   (1.22)(a)        (1.27)          (1.17)          (1.32)          (1.26)(a)
Portfolio turnover                                       47               99             112             122             104
Net assets at end of period (000 Omitted)           $11,794          $11,691         $16,926          $7,262          $1,824
----------------------------------------------------------------------------------------------------------------------------

                                                                  SIX MONTHS                 YEARS ENDED 8/31
                                                                       ENDED         -------------------------------
CLASS R1                                                             2/28/07                2006             2005(i)
                                                                 (UNAUDITED)
Net asset value, beginning of period                                  $16.16              $16.18              $14.50
--------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                                             $(0.17)             $(0.31)             $(0.10)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                  3.33                0.29                1.78
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $3.16              $(0.02)              $1.68
--------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)                           $0.00(w)            $0.00(w)            $0.00(w)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $19.32              $16.16              $16.18
--------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                19.55(n)            (0.12)              11.59(n)
--------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                  2.42(a)             2.43                2.43(a)
Expenses after expense reductions (f)                                   2.22(a)             2.22                2.33(a)
Net investment loss                                                    (1.82)(a)           (1.86)              (1.69)(a)
Portfolio turnover                                                        47                  99                 112
Net assets at end of period (000 Omitted)                             $1,825                $857                $206
--------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                  SIX MONTHS                 YEARS ENDED 8/31
                                                                       ENDED         -------------------------------
CLASS R2                                                             2/28/07                2006             2005(i)
                                                                 (UNAUDITED)

Net asset value, beginning of period                                  $16.23              $16.19              $14.50
--------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                                             $(0.13)             $(0.25)             $(0.08)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                  3.34                0.29                1.77
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $3.21               $0.04               $1.69
--------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)                           $0.00(w)            $0.00(w)            $0.00(w)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $19.44              $16.23              $16.19
--------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                19.78(n)             0.25               11.66(n)
--------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                  2.12(a)             2.12                2.12(a)
Expenses after expense reductions (f)                                   1.87(a)             1.88                2.02(a)
Net investment loss                                                    (1.48)(a)           (1.52)              (1.02)(a)
Portfolio turnover                                                        47                  99                 112
Net assets at end of period (000 Omitted)                               $697                $362                $135
--------------------------------------------------------------------------------------------------------------------

                                                       SIX MONTHS                           YEARS ENDED 8/31
                                                            ENDED         -----------------------------------------------
CLASS R3                                                  2/28/07                2006              2005           2004(i)
                                                      (UNAUDITED)
Net asset value, beginning of period                       $16.78              $16.72            $13.47            $15.35
-------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                                  $(0.13)             $(0.24)           $(0.22)           $(0.11)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                           3.46                0.30              3.47             (1.77)
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                            $3.33               $0.06             $3.25            $(1.88)
-------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)                $0.00(w)            $0.00(w)          $0.00(w)          $0.00(w)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $20.11              $16.78            $16.72            $13.47
-------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                     19.85(n)             0.36             24.13            (12.25)(b)(n)
-------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                       1.97(a)             1.96              1.98              1.73(a)
Expenses after expense reductions (f)                        1.77(a)             1.77              1.88              1.73(a)
Net investment loss                                         (1.37)(a)           (1.41)            (1.42)            (1.23)(a)
Portfolio turnover                                             47                  99               112               122
Net assets at end of period (000 Omitted)                  $6,046              $4,417            $1,573              $454
-------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                  SIX MONTHS                  YEARS ENDED 8/31
                                                                       ENDED         -------------------------------
CLASS R4                                                             2/28/07                2006             2005(i)
                                                                 (UNAUDITED)
Net asset value, beginning of period                                  $16.94              $16.84              $15.04
--------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                                             $(0.10)             $(0.21)             $(0.04)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                  3.49                0.31                1.84
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $3.39               $0.10               $1.80
--------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)                           $0.00(w)            $0.00(w)            $0.00(w)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $20.33              $16.94              $16.84
--------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                20.01(n)             0.59               11.97(n)
--------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                  1.62(a)             1.62                1.63(a)
Expenses after expense reductions (f)                                   1.52(a)             1.52                1.53(a)
Net investment loss                                                    (1.12)(a)           (1.15)              (0.66)(a)
Portfolio turnover                                                        47                  99                 112
Net assets at end of period (000 Omitted)                             $3,338              $2,404                $334
--------------------------------------------------------------------------------------------------------------------

                                                                  SIX MONTHS                    YEARS ENDED 8/31
                                                                       ENDED         -------------------------------
CLASS R5                                                             2/28/07                2006             2005(i)
                                                                 (UNAUDITED)

Net asset value, beginning of period                                  $17.01              $16.86              $15.04
--------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                                             $(0.08)             $(0.15)             $(0.04)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                  3.51                0.30                1.86
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $3.43               $0.15               $1.82
--------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)                           $0.00(w)            $0.00(w)            $0.00(w)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $20.44              $17.01              $16.86
--------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                20.16(n)             0.89               12.10(n)
--------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                  1.32(a)             1.32                1.32(a)
Expenses after expense reductions (f)                                   1.22(a)             1.22                1.22(a)
Net investment loss                                                    (0.82)(a)           (0.84)              (0.67)(a)
Portfolio turnover                                                        47                  99                 112
Net assets at end of period (000 Omitted)                            $70,376             $59,999                 $56
--------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                     SIX MONTHS                                   YEARS ENDED 8/31
                                          ENDED      -------------------------------------------------------------------------
CLASS 529A                              2/28/07            2006            2005            2004            2003        2002(i)
                                    (UNAUDITED)

Net asset value,
beginning of period                      $16.79          $16.73          $13.47          $14.53          $11.99         $11.95
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                $(0.14)         $(0.24)         $(0.20)         $(0.21)         $(0.16)        $(0.01)
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                 3.48            0.30            3.46           (0.85)           2.70           0.05
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations          $3.34           $0.06           $3.26          $(1.06)          $2.54          $0.04
------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in
capital (d)                               $0.00(w)        $0.00(w)        $0.00(w)        $0.00(w)          $--            $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $20.13          $16.79          $16.73          $13.47          $14.53         $11.99
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                19.89(n)         0.36           24.20           (7.30)(b)       21.18           0.33(n)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)      1.82(a)         1.83            1.83            1.75            1.84           1.83(a)
Expenses after expense reductions (f)      1.72(a)         1.72            1.73            1.75             N/A            N/A
Net investment loss                       (1.32)(a)       (1.37)          (1.27)          (1.43)          (1.35)         (1.20)(a)
Portfolio turnover                           47              99             112             122             104            102
Net assets at end of period
(000 Omitted)                            $1,835          $1,630          $1,637            $390            $180            $10
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                     SIX MONTHS                                   YEARS ENDED 8/31
                                          ENDED      -------------------------------------------------------------------------
CLASS 529B                              2/28/07            2006            2005            2004            2003        2002(i)
                                    (UNAUDITED)

Net asset value,
beginning of period                      $16.03          $16.07          $13.02          $14.15          $11.75         $11.71
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                $(0.18)         $(0.33)         $(0.28)         $(0.30)         $(0.24)        $(0.02)
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                 3.31            0.29            3.33           (0.83)           2.64           0.06
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations          $3.13          $(0.04)          $3.05          $(1.13)          $2.40          $0.04
------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in
capital (d)                               $0.00(w)        $0.00(w)        $0.00(w)        $0.00(w)          $--            $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $19.16          $16.03          $16.07          $13.02          $14.15         $11.75
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                19.53(n)        (0.25)          23.43           (7.99)(b)       20.43           0.34(n)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)      2.47(a)         2.47            2.47            2.40            2.49           2.48(a)
Expenses after expense reductions (f)      2.37(a)         2.37            2.37            2.40             N/A            N/A
Net investment loss                       (1.97)(a)       (2.02)          (1.93)          (2.07)          (1.99)         (1.87)(a)
Portfolio turnover                           47              99             112             122             104            102
Net assets at end of period
(000 Omitted)                              $251            $211            $177            $135             $84             $6
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                     SIX MONTHS                                  YEARS ENDED 8/31
                                          ENDED      -------------------------------------------------------------------------
CLASS 529C                              2/28/07            2006            2005            2004            2003        2002(i)
                                    (UNAUDITED)

Net asset value,
beginning of period                      $16.04          $16.08          $13.03          $14.16          $11.77         $11.73
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                $(0.18)         $(0.34)         $(0.28)         $(0.31)         $(0.24)        $(0.02)
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                 3.31            0.30            3.33           (0.82)           2.63           0.06
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations          $3.13          $(0.04)          $3.05          $(1.13)          $2.39          $0.04
------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in
capital (d)                               $0.00(w)        $0.00(w)        $0.00(w)        $0.00(w)          $--            $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $19.17          $16.04          $16.08          $13.03          $14.16         $11.77
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                19.51(n)        (0.25)          23.41           (7.98)(b)       20.31           0.34(n)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)      2.47(a)         2.48            2.47            2.40            2.50           2.48(a)
Expenses after expense reductions (f)      2.37(a)         2.37            2.37            2.40             N/A            N/A
Net investment loss                       (1.98)(a)       (2.02)          (1.93)          (2.08)          (1.99)         (1.88)(a)
Portfolio turnover                           47              99             112             122             104            102
Net assets at end of period
(000 Omitted)                              $357            $332            $333            $240            $147             $5
------------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(b) The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(i) For the period from the class' inception, July 31, 2002 (Classes 529A, 529B, and 529C), December 31, 2002 (Class R),
    October 31, 2003 (Class R3), and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS New Discovery Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

SHORT TERM FEES - For purchases made on or after April 1, 2005 and before December 1, 2006, the fund charged a 1% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition. Due to systems limitations associated with the transition from applying a 5 business day redemption fee to a 30 calendar day redemption fee, the fund did not impose redemption fees with respect to purchases made in March 2005 followed by redemptions made in April 2005. The fund may change the redemption fee period in the future, including in connection with Securities and Exchange Commission rule developments. Effective December 1, 2006, the fund no longer charges a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in-capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex- dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving its portfolio holdings are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 28, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.

The fund declared no distributions for the year ended August 31, 2006.

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 2/28/07

          Cost of investments                             $856,273,895
          ------------------------------------------------------------
          Gross appreciation                              $101,285,505
          Gross depreciation                               (29,365,675)
          ------------------------------------------------------------
          Net unrealized appreciation (depreciation)       $71,919,830

          AS OF 8/31/06

          Capital loss carryforwards                     $(173,770,410)
          Other temporary differences                          (35,320)
          Net unrealized appreciation (depreciation)         6,159,494

The aggregate cost above includes prior fiscal year end tax adjustments.

As of August 31, 2006, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

          8/31/11                                        $(173,770,410)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is evaluating the application of the Interpretation to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at an annual rate of 0.90% of the fund's average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.80% for the first $1.5 billion of average daily net assets and 0.75% of average daily net assets in excess of $1.5 billion. This written agreement may be rescinded only upon consent of the fund's Board of Trustees. This management fee reduction amounted to $403,745, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2007 was equivalent to an annual effective rate of 0.80% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $15,895 and $241 for the six months ended February 28, 2007, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE            PLAN(d)           RATE(e)                 FEE

Class A                             0.10%              0.25%              0.35%             0.35%            $744,466
Class B                             0.75%              0.25%              1.00%             1.00%             651,377
Class C                             0.75%              0.25%              1.00%             1.00%             242,445
Class R                             0.25%              0.25%              0.50%             0.50%              30,762
Class R1                            0.50%              0.25%              0.75%             0.75%               5,256
Class R2                            0.25%              0.25%              0.50%             0.50%               1,186
Class R3                            0.25%              0.25%              0.50%             0.50%              13,010
Class R4                               --              0.25%              0.25%             0.25%               3,295
Class 529A                          0.25%              0.25%              0.50%             0.35%               3,102
Class 529B                          0.75%              0.25%              1.00%             1.00%               1,180
Class 529C                          0.75%              0.25%              1.00%             1.00%               1,710
---------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                        $1,697,789

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.

(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended
    February 28, 2007 based on each class' average daily net assets. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2007, were as follows:

                                                           AMOUNT

              Class A                                      $10,213
              Class B                                       73,853
              Class C                                        1,317
              Class 529B                                       126
              Class 529C                                         8

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% of the average daily net assets attributable to each 529 share class. The fee is based on average daily net assets and is currently established at 0.25% annually of average daily net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended February 28, 2007, were as follows:

                                                          AMOUNT

              Class 529A                                  $2,217
              Class 529B                                     295
              Class 529C                                     427
              --------------------------------------------------
              Total Program Manager Fees                  $2,939

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2007, the fee was $308,665, which equated to 0.0764% annually of the fund's average daily net assets. Effective January 1, 2007, MFSC has entered into a sub-accounting agreement with SunLife Retirement Services (U.S.), Inc. (SRS), an affiliate of MFSC, on behalf of the fund to provide omnibus account services to the fund. MFSC pays SRS both an asset based fee and a per account charge of the assets held in the omnibus account. The fund then reimburses MFSC for the sub- accounting fees paid to SRS. For the six months ended February 28, 2007, the sub-accounting fee for SRS was $99,061, which equated to 0.0245% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses. For the six months ended February 28, 2007, these out-of-pocket and sub-accounting costs amounted to $343,205. The fund may also pay shareholder servicing related costs directly to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. The fund's annual fixed amount is $17,500. The administrative services fee incurred for the six months ended February 28, 2007 was equivalent to an annual effective rate of 0.0185% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended February 28, 2007, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                            ANNUAL
                                                         EFFECTIVE        TOTAL
                                            FEE RATE       RATE(g)       AMOUNT

Class R1                                       0.45%         0.35%       $3,156
Class R2                                       0.40%         0.25%          949
Class R3                                       0.25%         0.15%        6,505
Class R4                                       0.15%         0.15%        1,977
Class R5                                       0.10%         0.10%       32,464
-------------------------------------------------------------------------------
Total Retirement Plan Administration and
  Services Fees                                                         $45,051

(g) MFS has agreed in writing to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement will continue until at least September 30, 2008. For the six months ended February 28, 2007, this waiver amounted to $3,658 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $560. This amount is included in independent trustees' compensation for the six months ended February 28, 2007. The liability for deferred retirement benefits payable to certain retired independent trustees amounted to $11,217 at February 28, 2007, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended February 28, 2007, the fee paid to Tarantino LLC was $3,225. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $2,138, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $381,861,801 and $522,830,368, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                              SIX MONTHS ENDED                       YEAR ENDED
                                                   2/28/07                            8/31/06
                                          SHARES           AMOUNT            SHARES            AMOUNT
Shares sold

  Class A                                 2,371,574        $45,628,418        7,953,074       $139,051,896
  Class B                                   362,954          6,609,887        1,176,971         19,953,581
  Class C                                   116,638          2,121,434          418,367          7,100,792
  Class I                                   377,581          7,497,673        1,827,818         33,352,164
  Class R                                    93,314          1,758,983          236,757          4,181,606
  Class R1                                  105,964          1,968,913           61,944            999,073
  Class R2                                   31,333            598,994           20,328            341,919
  Class R3                                  321,623          6,389,511          243,261          4,169,079
  Class R4                                  127,767          2,584,000          171,176          3,009,174
  Class R5                                  510,471          9,877,025        4,426,023         77,317,122
  Class 529A                                  3,300             62,494           11,358            199,860
  Class 529B                                    645             11,618            2,886             46,842
  Class 529C                                  2,081             37,412            3,525             58,773
----------------------------------------------------------------------------------------------------------
                                          4,425,245        $85,146,362       16,553,488       $289,781,881

Shares reacquired

  Class A                                (5,396,780)     $(102,930,483)     (19,617,262)     $(340,453,738)
  Class B                                (2,193,621)       (39,862,911)      (5,571,782)       (93,109,606)
  Class C                                  (588,401)       (10,776,360)      (1,106,411)       (18,501,073)
  Class I                                (2,170,259)       (43,105,706)      (1,248,388)       (22,194,362)
  Class R                                  (203,392)        (3,896,986)        (551,980)        (9,634,623)
  Class R1                                  (64,527)        (1,224,481)         (21,640)          (361,890)
  Class R2                                  (17,785)          (340,715)          (6,398)          (104,910)
  Class R3                                 (284,269)        (5,667,990)         (74,071)        (1,264,874)
  Class R4                                 (105,469)        (2,110,228)         (49,063)          (884,331)
  Class R5                                 (594,710)       (11,256,371)        (902,323)       (15,966,127)
  Class 529A                                 (9,182)          (176,549)         (12,151)          (209,557)
  Class 529B                                   (705)           (13,027)            (747)           (12,139)
  Class 529C                                 (4,178)           (74,066)          (3,536)           (59,168)
----------------------------------------------------------------------------------------------------------
                                        (11,633,278)     $(221,435,873)     (29,165,752)     $(502,756,398)

Net change

  Class A                                (3,025,206)      $(57,302,065)     (11,664,188)     $(201,401,842)
  Class B                                (1,830,667)       (33,253,024)      (4,394,811)       (73,156,025)
  Class C                                  (471,763)        (8,654,926)        (688,044)       (11,400,281)
  Class I                                (1,792,678)       (35,608,033)         579,430         11,157,802
  Class R                                  (110,078)        (2,138,003)        (315,223)        (5,453,017)
  Class R1                                   41,437            744,432           40,304            637,183
  Class R2                                   13,548            258,279           13,930            237,009
  Class R3                                   37,354            721,521          169,190          2,904,205
  Class R4                                   22,298            473,772          122,113          2,124,843
  Class R5                                  (84,239)        (1,379,346)       3,523,700         61,350,995
  Class 529A                                 (5,882)          (114,055)            (793)            (9,697)
  Class 529B                                    (60)            (1,409)           2,139             34,703
  Class 529C                                 (2,097)           (36,654)             (11)              (395)
----------------------------------------------------------------------------------------------------------
                                         (7,208,033)     $(136,289,511)     (12,612,264)     $(212,974,517)

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Aggressive Growth Allocation Fund was the owner of record of approximately 8% of the value of outstanding voting shares. In addition, the MFS Lifetime 2030 Fund and the MFS Lifetime 2040 Fund were each the owners of record of less than 1% of the value of outstanding voting shares.

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended February 28, 2007, the fund's commitment fee and interest expense were $2,969 and $13,604, respectively, and are included in miscellaneous expense on the Statement of Operations.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:
               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA
1-800-637-8255                            02205-5824
24 hours a day
                                          OVERNIGHT MAIL
ACCOUNT SERVICE AND                       MFS Service Center, Inc.
LITERATURE                                500 Boylston Street
                                          Boston, MA 02116-3741
SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

                             M F S(R)
                             INVESTMENT MANAGEMENT

                               [graphic omitted]

                               Semiannual report

                                             MFS(R) RESEARCH INTERNATIONAL FUND

LETTER FROM THE CEO                                     1
---------------------------------------------------------
PORTFOLIO COMPOSITION                                   2
---------------------------------------------------------
EXPENSE TABLE                                           3
---------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                5
---------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                    11
---------------------------------------------------------
STATEMENT OF OPERATIONS                                14
---------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                    16
---------------------------------------------------------
FINANCIAL HIGHLIGHTS                                   18
---------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                          33
---------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT          45
---------------------------------------------------------
PROXY VOTING POLICIES AND
INFORMATION                                            45
---------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                         45
---------------------------------------------------------
CONTACT INFORMATION                            BACK COVER
---------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
------------------------------------------------------------------------------

                                                                         2/28/07
                                                                         RIF-SEM

[Photo of Robert J. Manning]

LETTER FROM THE CEO

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. In February 2007 it hit its all-time high of 12,787. Less than a week later, stocks sold off around the globe. By March 5 the Dow was off 5.8%. That is a sign of volatile markets and a reason investors should make sure they have an investment plan that can ride out the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are inherently cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and that there is no sense in reacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    April 16, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                              98.7%
              Cash & Other Net Assets                     1.3%

              TOP TEN HOLDINGS

              HSBC Holdings PLC                           3.1%
              ------------------------------------------------
              Royal Dutch Shell PLC, "A"                  2.3%
              ------------------------------------------------
              Nestle S.A.                                 2.3%
              ------------------------------------------------
              BHP Billiton PLC                            2.1%
              ------------------------------------------------
              E.ON AG                                     2.1%
              ------------------------------------------------
              TOTAL S.A.                                  2.0%
              ------------------------------------------------
              Royal Bank of Scotland Group PLC            2.0%
              ------------------------------------------------
              Bayer AG                                    2.0%
              ------------------------------------------------
              WPP Group PLC                               2.0%
              ------------------------------------------------
              UBS AG                                      2.0%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         29.3%
              ------------------------------------------------
              Utilities & Communications                 10.8%
              ------------------------------------------------
              Basic Materials                             9.4%
              ------------------------------------------------
              Energy                                      6.8%
              ------------------------------------------------
              Autos & Housing                             6.6%
              ------------------------------------------------
              Health Care                                 6.6%
              ------------------------------------------------
              Consumer Staples                            6.5%
              ------------------------------------------------
              Technology                                  6.0%
              ------------------------------------------------
              Retailing                                   4.7%
              ------------------------------------------------
              Leisure                                     4.7%
              ------------------------------------------------
              Industrial Goods & Services                 4.5%
              ------------------------------------------------
              Special Products & Services                 2.8%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              United Kingdom                             21.3%
              ------------------------------------------------
              Japan                                      16.3%
              ------------------------------------------------
              France                                     13.0%
              ------------------------------------------------
              Germany                                    12.1%
              ------------------------------------------------
              Switzerland                                 9.9%
              ------------------------------------------------
              Italy                                       3.9%
              ------------------------------------------------
              South Korea                                 3.4%
              ------------------------------------------------
              Netherlands                                 3.0%
              ------------------------------------------------
              Norway                                      2.0%
              ------------------------------------------------
              Other Countries                            15.1%
              ------------------------------------------------

Percentages are based on net assets as of 2/28/07.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2006 through February 28, 2007

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2006 through February 28, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    9/01/06-
Class                       Ratio      9/01/06          2/28/07       2/28/07
--------------------------------------------------------------------------------
          Actual            1.33%     $1,000.00        $1,105.50        $6.94
  A  ---------------------------------------------------------------------------
          Hypothetical (h)  1.33%     $1,000.00        $1,018.20        $6.66
--------------------------------------------------------------------------------
          Actual            1.98%     $1,000.00        $1,102.20       $10.32
  B  ---------------------------------------------------------------------------
          Hypothetical (h)  1.98%     $1,000.00        $1,014.98        $9.89
--------------------------------------------------------------------------------
          Actual            1.98%     $1,000.00        $1,102.10       $10.32
  C  ---------------------------------------------------------------------------
          Hypothetical (h)  1.98%     $1,000.00        $1,014.98        $9.89
--------------------------------------------------------------------------------
          Actual            0.98%     $1,000.00        $1,107.70        $5.12
  I  ---------------------------------------------------------------------------
          Hypothetical (h)  0.98%     $1,000.00        $1,019.93        $4.91
--------------------------------------------------------------------------------
          Actual            1.07%     $1,000.00        $1,107.40        $5.59
  W  ---------------------------------------------------------------------------
          Hypothetical (h)  1.07%     $1,000.00        $1,019.49        $5.36
--------------------------------------------------------------------------------
          Actual            1.48%     $1,000.00        $1,104.90        $7.72
  R  ---------------------------------------------------------------------------
          Hypothetical (h)  1.48%     $1,000.00        $1,017.46        $7.40
--------------------------------------------------------------------------------
          Actual            2.07%     $1,000.00        $1,101.70       $10.79
 R1  ---------------------------------------------------------------------------
          Hypothetical (h)  2.07%     $1,000.00        $1,014.53       $10.34
--------------------------------------------------------------------------------
          Actual            1.72%     $1,000.00        $1,103.50        $8.97
 R2  ---------------------------------------------------------------------------
          Hypothetical (h)  1.72%     $1,000.00        $1,016.27        $8.60
--------------------------------------------------------------------------------
          Actual            1.62%     $1,000.00        $1,103.90        $8.45
 R3  ---------------------------------------------------------------------------
          Hypothetical (h)  1.62%     $1,000.00        $1,016.76        $8.10
--------------------------------------------------------------------------------
          Actual            1.37%     $1,000.00        $1,105.30        $7.15
 R4  ---------------------------------------------------------------------------
          Hypothetical (h)  1.37%     $1,000.00        $1,018.00        $6.85
--------------------------------------------------------------------------------
          Actual            1.07%     $1,000.00        $1,106.80        $5.59
 R5  ---------------------------------------------------------------------------
          Hypothetical (h)  1.07%     $1,000.00        $1,019.49        $5.36
--------------------------------------------------------------------------------
          Actual            1.58%     $1,000.00        $1,104.10        $8.24
529A ---------------------------------------------------------------------------
          Hypothetical (h)  1.58%     $1,000.00        $1,016.96        $7.90
--------------------------------------------------------------------------------
          Actual            2.23%     $1,000.00        $1,100.70       $11.62
529B ---------------------------------------------------------------------------
          Hypothetical (h)  2.23%     $1,000.00        $1,013.74       $11.13
--------------------------------------------------------------------------------
          Actual            2.23%     $1,000.00        $1,100.80       $11.62
529C ---------------------------------------------------------------------------
          Hypothetical (h)  2.23%     $1,000.00        $1,013.74       $11.13
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
2/28/07  (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.7%
--------------------------------------------------------------------------------------------------
ISSUER                                                              SHARES/PAR           VALUE ($)
--------------------------------------------------------------------------------------------------
Aerospace - 0.9%
--------------------------------------------------------------------------------------------------
Finmeccanica S.p.A. (l)                                              1,319,840     $    39,027,907
--------------------------------------------------------------------------------------------------
Alcoholic Beverages - 1.7%
--------------------------------------------------------------------------------------------------
Grupo Modelo S.A. de C.V., "C"                                       1,019,730     $     5,241,223
Heineken N.V                                                           900,350          44,372,520
Pernod Ricard S.A. (l)                                                 106,127          21,902,773
                                                                                   ---------------
                                                                                   $    71,516,516
--------------------------------------------------------------------------------------------------
Apparel Manufacturers - 2.8%
--------------------------------------------------------------------------------------------------
Adidas AG (l)                                                        1,172,530     $    57,584,868
Li & Fung Ltd.                                                       7,068,000          22,435,367
LVMH Moet Hennessy Louis Vuitton S.A. (l)                              375,300          41,575,368
                                                                                   ---------------
                                                                                   $   121,595,603
--------------------------------------------------------------------------------------------------
Automotive - 4.7%
--------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG (l)                                        825,790     $    47,974,395
Bridgestone Corp.                                                    1,464,000          30,806,727
Continental AG                                                         427,659          53,361,965
Honda Motor Co. Ltd.                                                 1,796,400          67,101,225
                                                                                   ---------------
                                                                                   $   199,244,312
--------------------------------------------------------------------------------------------------
Biotechnology - 0.7%
--------------------------------------------------------------------------------------------------
Actelion Ltd. (a)(l)                                                   132,960     $    29,036,049
--------------------------------------------------------------------------------------------------
Broadcasting - 3.4%
--------------------------------------------------------------------------------------------------
Antena 3 de Television S.A. (l)                                        928,662     $    20,801,329
Grupo Televisa S.A., ADR                                               402,330          10,979,586
Nippon Television Network Corp.                                        179,030          29,775,293
WPP Group PLC                                                        5,815,170          84,379,596
                                                                                   ---------------
                                                                                   $   145,935,804
--------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 0.6%
--------------------------------------------------------------------------------------------------
EFG International (a)                                                  679,690     $    24,357,349
--------------------------------------------------------------------------------------------------
Business Services - 0.9%
--------------------------------------------------------------------------------------------------
Mitsubishi Corp.                                                     1,628,500     $    37,984,112
--------------------------------------------------------------------------------------------------
Chemicals - 3.9%
--------------------------------------------------------------------------------------------------
Bayer AG (l)                                                         1,481,020     $    85,177,916
Syngenta AG                                                            249,824          44,158,374
Umicore                                                                220,250          37,698,663
                                                                                   ---------------
                                                                                   $   167,034,953
--------------------------------------------------------------------------------------------------
Computer Software - Systems - 0.8%
--------------------------------------------------------------------------------------------------
Cap Gemini S.A. (l)                                                    518,680     $    36,267,777
--------------------------------------------------------------------------------------------------
Conglomerates - 1.9%
--------------------------------------------------------------------------------------------------
Siemens AG                                                             589,190     $    62,167,372
Smiths Group PLC                                                     1,043,820          21,110,252
                                                                                   ---------------
                                                                                   $    83,277,624
--------------------------------------------------------------------------------------------------
Construction - 1.5%
--------------------------------------------------------------------------------------------------
CEMEX S.A. de C.V., ADR (a)                                            242,566     $     8,242,393
CRH PLC                                                              1,064,440          44,432,116
Siam Cement Public Co. Ltd.                                          1,793,300          12,608,727
                                                                                   ---------------
                                                                                   $    65,283,236
--------------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.2%
--------------------------------------------------------------------------------------------------
Kao Corp. (l)                                                        1,558,000     $    45,556,326
Kimberly-Clark de Mexico S.A. de C.V., "A"                           1,963,480           8,226,042
Reckitt Benckiser PLC                                                  773,760          40,245,638
                                                                                   ---------------
                                                                                   $    94,028,006
--------------------------------------------------------------------------------------------------
Electrical Equipment - 2.2%
--------------------------------------------------------------------------------------------------
OMRON Corp.                                                          1,212,600     $    34,022,074
Schneider Electric S.A. (l)                                            479,263          58,209,388
                                                                                   ---------------
                                                                                   $    92,231,462
--------------------------------------------------------------------------------------------------
Electronics - 5.0%
--------------------------------------------------------------------------------------------------
ARM Holdings PLC                                                     7,978,370     $    20,091,027
ASML Holding N.V. (a)                                                1,536,900          37,841,508
Konica Minolta Holdings, Inc.                                        2,114,500          27,125,927
Nippon Electric Glass Co. Ltd.                                         606,000          14,826,080
Royal Philips Electronics N.V                                        1,275,720          46,871,375
Samsung Electronics Co. Ltd.                                            91,088          54,844,320
Venture Corp. Ltd.                                                   1,284,000          11,593,679
                                                                                   ---------------
                                                                                   $   213,193,916
--------------------------------------------------------------------------------------------------
Energy - Integrated - 6.4%
--------------------------------------------------------------------------------------------------
BG Group PLC                                                         1,272,110     $    17,284,680
Petroleo Brasileiro S.A., ADR                                           87,170           7,880,168
Royal Dutch Shell PLC, "A"                                           3,028,570          98,237,714
Sasol Ltd.                                                             411,910          13,244,695
Statoil A.S.A. (l)                                                   2,041,870          52,113,580
TOTAL S.A. (l)                                                       1,279,540          86,371,561
                                                                                   ---------------
                                                                                   $   275,132,398
--------------------------------------------------------------------------------------------------
Food & Beverages - 2.6%
--------------------------------------------------------------------------------------------------
Nestle S.A                                                             262,323     $    97,774,838
Nong Shim Co. Ltd.                                                      42,603          11,717,295
                                                                                   ---------------
                                                                                   $   109,492,133
--------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.0%
--------------------------------------------------------------------------------------------------
Sundrug Co. Ltd.                                                       675,300     $    14,923,599
Tesco PLC                                                            3,463,719          29,380,351
                                                                                   ---------------
                                                                                   $    44,303,950
--------------------------------------------------------------------------------------------------
Furniture & Appliances - 0.4%
--------------------------------------------------------------------------------------------------
Funai Electric Co. Ltd. (l)                                            189,700     $    18,323,933
--------------------------------------------------------------------------------------------------
Insurance - 1.9%
--------------------------------------------------------------------------------------------------
AXA (l)                                                              1,936,480     $    82,395,882
--------------------------------------------------------------------------------------------------
Internet - 0.2%
--------------------------------------------------------------------------------------------------
Universo Online S.A., IPS (a)                                        1,626,300     $     8,023,346
--------------------------------------------------------------------------------------------------
Leisure & Toys - 1.3%
--------------------------------------------------------------------------------------------------
Konami Corp. (l)                                                     1,034,300     $    27,533,550
NAMCO BANDAI Holdings, Inc.                                          1,821,900          26,913,557
                                                                                   ---------------
                                                                                   $    54,447,107
--------------------------------------------------------------------------------------------------
Machinery & Tools - 1.4%
--------------------------------------------------------------------------------------------------
Fanuc Ltd.                                                             411,600     $    36,801,555
GEA Group AG                                                         1,010,810          23,269,938
                                                                                   ---------------
                                                                                   $    60,071,493
--------------------------------------------------------------------------------------------------
Major Banks - 14.8%
--------------------------------------------------------------------------------------------------
Barclays PLC                                                         5,295,470     $    76,942,593
BNP Paribas (l)                                                        757,723          79,137,812
BOC Hong Kong Holdings Ltd.                                         17,776,500          43,002,432
Credit Agricole S.A. (l)                                             1,906,774          76,086,395
Deutsche Postbank AG                                                   338,850          28,490,462
Erste Bank der Oesterreichischen Sparkassen AG (l)                     439,308          32,641,692
Mitsubishi UFJ Financial Group, Inc.                                     4,835          59,656,047
Royal Bank of Scotland Group PLC                                     2,167,681          85,507,832
Standard Chartered PLC                                               1,018,870          28,567,851
Sumitomo Mitsui Financial Group, Inc.                                    6,620          64,337,024
UniCredito Italiano S.p.A. (l)                                       6,130,610          56,818,306
                                                                                   ---------------
                                                                                   $   631,188,446
--------------------------------------------------------------------------------------------------
Metals & Mining - 3.9%
--------------------------------------------------------------------------------------------------
BHP Billiton PLC                                                     4,388,180     $    88,014,331
POSCO                                                                  132,222          49,563,944
Steel Authority of India Ltd.                                        9,620,690          23,630,718
TMK OAO, GDR (a)(z)                                                    159,700           5,270,100
                                                                                   ---------------
                                                                                   $   166,479,093
--------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.9%
--------------------------------------------------------------------------------------------------
Gaz de France (l)                                                      412,901     $    18,196,884
Tokyo Gas Co. Ltd. (l)                                               3,993,390          22,442,359
                                                                                   ---------------
                                                                                   $    40,639,243
--------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.4%
--------------------------------------------------------------------------------------------------
OAO Gazprom, ADR (l)                                                   465,750     $    18,965,340
--------------------------------------------------------------------------------------------------
Oil Services - 0.4%
--------------------------------------------------------------------------------------------------
Saipem S.p.A                                                           611,910     $    16,564,168
--------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 12.0%
--------------------------------------------------------------------------------------------------
Aeon Credit Service Co. Ltd.                                         2,183,300     $    41,514,620
Akbank T.A.S                                                         3,747,777          24,666,897
Banche Popolari Unite S.c.p.a. (l)                                   1,861,520          52,952,030
Banco Nossa Caixa S.A                                                  469,100           8,839,046
Bank of Cyprus Public Co. Ltd.                                       1,106,496          16,484,079
CSU Cardsystem S.A. (a)                                              1,510,770          10,260,866
Hana Financial Group, Inc.                                             514,380          27,311,246
HSBC Holdings PLC                                                    7,595,726         132,885,496
Sapporo Hokuyo Holdings, Inc.                                            1,024          10,644,131
Shinsei Bank Ltd.                                                    4,115,000          22,047,748
SinoPac Holdings                                                    30,674,000          15,358,189
Suncorp-Metway Ltd. (l)                                              3,123,600          53,574,414
UBS AG                                                               1,421,678          84,328,423
Unibanco - Uniao de Bancos Brasileiros S.A., ADR                       142,530          12,183,464
                                                                                   ---------------
                                                                                   $   513,050,649
--------------------------------------------------------------------------------------------------
Pharmaceuticals - 5.9%
--------------------------------------------------------------------------------------------------
Astellas Pharma, Inc.                                                  933,700     $    40,952,447
GlaxoSmithKline PLC                                                  2,334,470          65,547,317
Novartis AG                                                          1,088,370          60,626,333
Roche Holding AG (l)                                                   468,450          83,609,893
                                                                                   ---------------
                                                                                   $   250,735,990
--------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.6%
--------------------------------------------------------------------------------------------------
Linde AG                                                               691,320     $    70,437,299
--------------------------------------------------------------------------------------------------
Specialty Stores - 0.9%
--------------------------------------------------------------------------------------------------
NEXT PLC                                                               915,190     $    36,694,214
--------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 3.0%
--------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., "L", ADR                                   398,460     $    17,452,548
Philippine Long Distance Telephone Co.                                 394,900          18,877,412
Rogers Communications, Inc., "B"                                       621,420          20,282,809
Vodafone Group PLC                                                  25,393,970          70,553,348
                                                                                   ---------------
                                                                                   $   127,166,117
--------------------------------------------------------------------------------------------------
Telephone Services - 2.4%
--------------------------------------------------------------------------------------------------
France Telecom S.A. (l)                                              1,270,300     $    34,504,179
Telenor A.S.A. (l)                                                   1,909,940          35,352,820
TELUS Corp.                                                            659,680          31,778,558
                                                                                   ---------------
                                                                                   $   101,635,557
--------------------------------------------------------------------------------------------------
Utilities - Electric Power - 4.1%
--------------------------------------------------------------------------------------------------
British Energy Group PLC (a)                                         1,759,770     $    14,304,966
CEZ AS                                                                 355,750          14,302,781
E.ON AG                                                                669,360          87,798,100
Equatorial Energia S.A., IEU (a)                                     1,743,510          15,451,633
SUEZ S.A. (l)                                                          439,008          21,269,987
Tohoku Electric Power Co., Inc.                                        849,200          22,677,867
                                                                                   ---------------
                                                                                   $   175,805,334
--------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (IDENTIFIED COST, $3,674,225,684)                              $ 4,221,566,318
--------------------------------------------------------------------------------------------------

Short-Term Obligations - 1.9%
--------------------------------------------------------------------------------------------------
ISSUER                                                              SHARES/PAR           VALUE ($)
--------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.32%, due 3/01/07, at
Amortized Cost and Value (y)                                     $  83,847,000     $    83,847,000
--------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 13.7%
--------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net
Asset Value                                                        584,876,053     $   584,876,053
--------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $4,342,948,737) (k)                            $ 4,890,289,371
--------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (14.3)%                                              (613,302,143)
--------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                $ 4,276,987,228
--------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(k) As of February 28, 2007, the fund had two securities that were fair valued, aggregating
    $20,628,289 and 0.42% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted security:

                                                                       CURRENT
                                 ACQUISITION        ACQUISITION        MARKET         TOTAL % OF
RESTRICTED SECURITIES                DATE               COST            VALUE         NET ASSETS
-------------------------------------------------------------------------------------------------
TMK OAO, GDR                   10/31/06-2/19/07     $3,543,463       $5,270,100          0.1%

The following abbreviations are used in this report and are defined:

ADR    American Depository Receipt
GDR    Global Depository Receipt
IEU    International Equity Unit
IPS    International Preference Stock

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 2/28/07  (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value, including $557,276,508 of securities
on loan (identified cost, $4,342,948,737)                        $4,890,289,371
Cash                                                                    186,036
Foreign currency, at value (identified cost, $9,967,344)              9,616,578
Receivable for investments sold                                      40,040,017
Receivable for fund shares sold                                      14,934,281
Interest and dividends receivable                                     5,187,356
Other assets                                                             69,937
-------------------------------------------------------------------------------------------------------
Total assets                                                                             $4,960,323,576
-------------------------------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------------------------------------
Payable for investments purchased                                   $83,383,190
Payable for fund shares reacquired                                   13,954,290
Collateral for securities loaned, at value (c)                      584,876,053
Payable to affiliates
  Management fee                                                        183,826
  Shareholder servicing costs                                           278,374
  Distribution and service fees                                          57,406
  Administrative services fee                                             3,356
  Program manager fees                                                       45
  Retirement plan administration and services fees                        1,438
Payable for independent trustees' compensation                           35,747
Accrued expenses and other liabilities                                  562,623
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $683,336,348
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $4,276,987,228
-------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                  $3,518,734,728
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies
(net of $40,970 deferred country tax)                               547,076,719
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                       216,292,749
Accumulated distributions in excess of net investment income         (5,116,968)
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $4,276,987,228
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   220,154,562
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                     $1,641,693,854
  Shares outstanding                                                 85,093,987
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $19.29
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset
  value per share)                                                                               $20.47
-------------------------------------------------------------------------------------------------------

Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $198,462,539
  Shares outstanding                                                 10,749,949
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $18.46
-------------------------------------------------------------------------------------------------------

Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $188,893,195
  Shares outstanding                                                 10,279,062
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $18.38
-------------------------------------------------------------------------------------------------------

Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                     $1,941,163,885
  Shares outstanding                                                 98,051,362
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                      $19.80
-------------------------------------------------------------------------------------------------------

Class W shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $2,948,696
  Shares outstanding                                                    152,960
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                      $19.28
-------------------------------------------------------------------------------------------------------

Class R shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $81,044,193
  Shares outstanding                                                  4,233,845
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                      $19.14
-------------------------------------------------------------------------------------------------------

Class R1 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $2,924,953
  Shares outstanding                                                    160,250
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                      $18.25
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class R2 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $1,966,266
  Shares outstanding                                                    107,285
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                      $18.33
-------------------------------------------------------------------------------------------------------

Class R3 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $23,527,268
  Shares outstanding                                                  1,243,349
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                      $18.92
-------------------------------------------------------------------------------------------------------

Class R4 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $29,268,242
  Shares outstanding                                                  1,523,697
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                      $19.21
-------------------------------------------------------------------------------------------------------

Class R5 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $161,880,163
  Shares outstanding                                                  8,387,255
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                      $19.30
-------------------------------------------------------------------------------------------------------

Class 529A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $1,918,017
  Shares outstanding                                                    100,358
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $19.11
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value
  per share)                                                                                     $20.28
-------------------------------------------------------------------------------------------------------

Class 529B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $503,034
  Shares outstanding                                                     27,639
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $18.20
-------------------------------------------------------------------------------------------------------

Class 529C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $792,923
  Shares outstanding                                                     43,564
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $18.20
-------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

(c) Non-cash collateral not included.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Six months ended 2/28/07  (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT LOSS
------------------------------------------------------------------------------------------------------
Income
  Dividends                                                          $20,174,494
  Income on securities loaned                                          1,331,782
  Interest                                                             1,069,237
  Foreign taxes withheld                                              (1,484,058)
------------------------------------------------------------------------------------------------------
Total investment income                                                                    $21,091,455
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                     $15,019,100
  Distribution and service fees                                        4,720,425
  Program manager fees                                                     3,692
  Shareholder servicing costs                                          2,207,735
  Administrative services fee                                            292,955
  Retirement plan administration and services fees                       114,144
  Independent trustees' compensation                                      30,628
  Custodian fee                                                        1,022,286
  Shareholder communications                                              92,880
  Auditing fees                                                           23,895
  Legal fees                                                              44,320
  Miscellaneous                                                          147,420
------------------------------------------------------------------------------------------------------
Total expenses                                                                             $23,719,480
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                  (126,825)
  Reduction of expenses by investment adviser                            (21,123)
------------------------------------------------------------------------------------------------------
Net expenses                                                                               $23,571,532
------------------------------------------------------------------------------------------------------
Net investment loss                                                                        $(2,480,077)
------------------------------------------------------------------------------------------------------

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions (net of $287 country tax)                 $311,482,190
  Foreign currency transactions                                         (739,047)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                     $310,743,143
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments (net of $40,970 increase in deferred country tax)      $76,081,628
  Translation of assets and liabilities in foreign currencies           (223,139)
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                       $75,858,489
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                          $386,601,632
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $384,121,555
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                            SIX MONTHS ENDED                 YEAR ENDED
                                                                     2/28/07                    8/31/06
                                                                 (UNAUDITED)

CHANGE IN NET ASSETS

FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income (loss)                                     $(2,480,077)               $30,991,305
Net realized gain (loss) on investments and foreign
currency transactions                                            310,743,143                379,594,014
Net unrealized gain (loss) on investments and foreign
currency translation                                              75,858,489                209,290,585
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                            $384,121,555               $619,875,904
-------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                       $(16,967,603)               $(7,372,365)
  Class B                                                         (1,072,793)                  (226,370)
  Class C                                                         (1,096,339)                  (254,257)
  Class I                                                        (24,753,020)                (9,060,373)
  Class W                                                            (24,752)                        --
  Class R                                                           (787,598)                  (303,000)
  Class R1                                                           (19,857)                    (2,858)
  Class R2                                                           (14,104)                    (1,155)
  Class R3                                                          (173,134)                   (29,271)
  Class R4                                                          (225,636)                    (1,034)
  Class R5                                                        (2,054,416)                      (523)
  Class 529A                                                         (17,590)                    (4,962)
  Class 529B                                                          (2,810)                       (80)
  Class 529C                                                          (3,613)                       (10)

Statement of Changes in Net Assets - continued

From net realized gain on investments and foreign currency transactions

  Class A                                                      $(141,613,840)              $(80,787,062)
  Class B                                                        (19,000,322)               (12,159,865)
  Class C                                                        (17,352,910)                (9,704,848)
  Class I                                                       (163,196,758)               (70,748,663)
  Class W                                                           (166,668)                        --
  Class R                                                         (7,397,422)                (3,873,527)
  Class R1                                                          (244,118)                   (33,799)
  Class R2                                                          (125,262)                   (13,584)
  Class R3                                                        (1,606,783)                  (346,752)
  Class R4                                                        (1,723,640)                    (9,270)
  Class R5                                                       (14,271,300)                    (4,369)
  Class 529A                                                        (171,279)                   (70,615)
  Class 529B                                                         (44,384)                   (15,904)
  Class 529C                                                         (75,790)                   (39,146)
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                   $(414,203,741)             $(195,063,662)
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions               $841,079,291               $931,454,179
-------------------------------------------------------------------------------------------------------
Total change in net assets                                      $810,997,105             $1,356,266,421
-------------------------------------------------------------------------------------------------------

NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                         3,465,990,123              2,109,723,702
At end of period (including accumulated distributions in
excess of net investment income of $5,116,968 and
undistributed net investment income of $44,576,374)           $4,276,987,228             $3,465,990,123
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                 SIX MONTHS                                     YEARS ENDED 8/31
                                      ENDED      ----------------------------------------------------------------------------
CLASS A                             2/28/07              2006             2005             2004           2003           2002
                                (UNAUDITED)

Net asset value,
beginning of period                  $19.44            $16.65           $14.25           $11.53         $10.78         $12.25
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income
  (loss) (d)                         $(0.02)            $0.19            $0.12            $0.10          $0.04         $(0.00)(w)
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency                 2.04              4.08             3.04             2.63           0.71          (1.47)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                            $2.02             $4.27            $3.16            $2.73          $0.75         $(1.47)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income         $(0.23)           $(0.12)          $(0.08)          $(0.01)           $--            $--
  From net realized gain on
  investments and foreign
  currency transactions               (1.94)            (1.36)           (0.68)              --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                      $(2.17)           $(1.48)          $(0.76)          $(0.01)           $--            $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                               $19.29            $19.44           $16.65           $14.25         $11.53         $10.78
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)            10.55(n)          27.18            22.67            23.65           6.96         (12.00)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                         1.33(a)           1.43             1.52             1.61           1.80           1.86
Expenses after expense
reductions (f)                         1.33(a)           1.43             1.55(e)          1.67(e)        1.75           1.77
Net investment income (loss)          (0.23)(a)          1.06             0.80             0.75           0.36          (0.02)
Portfolio turnover                       37                85               79              102             96            153
Net assets at end of period
(000 Omitted)                    $1,641,694        $1,344,754         $958,878         $593,574       $387,732       $313,418
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                     SIX MONTHS                                    YEARS ENDED 8/31
                                          ENDED      --------------------------------------------------------------------------
CLASS B                                 2/28/07             2006             2005              2004          2003          2002
                                    (UNAUDITED)

Net asset value,
beginning of period                      $18.63           $16.02           $13.76            $11.19        $10.54        $12.04
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income
  (loss) (d)                             $(0.08)           $0.07            $0.01             $0.02        $(0.03)       $(0.08)
  Net realized and unrealized gain
  (loss) on investments and
  foreign currency                         1.96             3.93             2.93              2.55          0.68         (1.42)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations          $1.88            $4.00            $2.94             $2.57         $0.65        $(1.50)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income             $(0.11)          $(0.03)          $(0.00)(w)           $--           $--           $--
  From net realized gain on
  investments and foreign currency
  transactions                            (1.94)           (1.36)           (0.68)               --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                             $(2.05)          $(1.39)          $(0.68)              $--           $--           $--
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $18.46           $18.63           $16.02            $13.76        $11.19        $10.54
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                10.22(n)         26.36            21.77             22.97          6.17        (12.46)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)      1.98(a)          2.08             2.17              2.25          2.45          2.51
Expenses after expense
reductions (f)                             1.98(a)          2.08             2.20(e)           2.31(e)       2.40          2.42
Net investment income (loss)              (0.88)(a)         0.40             0.08              0.12         (0.32)        (0.69)
Portfolio turnover                           37               85               79               102            96           153
Net assets at end of period
(000 Omitted)                          $198,463         $184,341         $141,515          $116,165       $88,177       $82,659
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                      SIX MONTHS                                    YEARS ENDED 8/31
                                           ENDED      -------------------------------------------------------------------------
CLASS C                                  2/28/07             2006             2005             2004          2003          2002
                                     (UNAUDITED)

Net asset value,
beginning of period                       $18.57           $15.98           $13.73           $11.17        $10.52        $12.02
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)        $(0.08)           $0.07            $0.02            $0.02        $(0.03)       $(0.08)
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                          1.95             3.92             2.92             2.54          0.68         (1.42)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations           $1.87            $3.99            $2.94            $2.56         $0.65        $(1.50)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income              $(0.12)          $(0.04)          $(0.01)             $--           $--           $--
  From net realized gain on
  investments and foreign currency
  transactions                             (1.94)           (1.36)           (0.68)              --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                              $(2.06)          $(1.40)          $(0.69)             $--           $--           $--
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $18.38           $18.57           $15.98           $13.73        $11.17        $10.52
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                 10.21(n)         26.38            21.84            22.92          6.18        (12.48)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                              1.98(a)          2.08             2.17             2.25          2.45          2.51
Expenses after expense
reductions (f)                              1.98(a)          2.08             2.20(e)          2.31(e)       2.40          2.42
Net investment income (loss)               (0.88)(a)         0.41             0.13             0.15         (0.32)        (0.09)
Portfolio turnover                            37               85               79              102            96           153
Net assets at end of period
(000 Omitted)                           $188,893         $158,564         $109,347          $75,580       $46,022       $43,046
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                     SIX MONTHS                                     YEARS ENDED 8/31
                                          ENDED      --------------------------------------------------------------------------
CLASS I                                 2/28/07              2006             2005            2004           2003          2002
                                    (UNAUDITED)

Net asset value,
beginning of period                      $19.92            $17.02           $14.54          $11.75         $10.95        $12.39
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)               $0.01             $0.26            $0.19           $0.16          $0.10         $0.04
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                         2.10              4.17             3.10            2.66           0.70         (1.48)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations          $2.11             $4.43            $3.29           $2.82          $0.80        $(1.44)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income             $(0.29)           $(0.17)          $(0.13)         $(0.03)           $--           $--
  From net realized gain on
  investments and foreign
  currency transactions                   (1.94)            (1.36)           (0.68)             --             --            --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                             $(2.23)           $(1.53)          $(0.81)         $(0.03)           $--           $--
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $19.80            $19.92           $17.02          $14.54         $11.75        $10.95
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                   10.77(n)          27.61            23.09           24.05           7.31        (11.62)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                             0.98(a)           1.08             1.17            1.26           1.45          1.51
Expenses after expense
reductions (f)                             0.98(a)           1.08             1.20(e)         1.32(e)        1.40          1.42
Net investment income                      0.12(a)           1.41             1.18            1.18           0.95          0.38
Portfolio turnover                           37                85               79             102             96           153
Net assets at end of period
(000 Omitted)                        $1,941,164        $1,565,596         $851,484        $469,181       $232,328       $18,207
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                       SIX MONTHS
                                                                            ENDED               YEAR ENDED
CLASS W                                                                   2/28/07               8/31/06(i)
                                                                      (UNAUDITED)

Net asset value, beginning of period                                       $19.45                   $19.54
----------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                 $0.00(w)                 $0.04
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                       2.06                    (0.13)(g)
----------------------------------------------------------------------------------------------------------
Total from investment operations                                            $2.06                   $(0.09)
----------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------
  From net investment income                                               $(0.29)                     $--
  From net realized gain on investments and foreign
  currency transactions                                                     (1.94)                      --
----------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                               $(2.23)                     $--
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $19.28                   $19.45
----------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                     10.74(n)                 (0.46)(n)
----------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                       1.07(a)                  1.20(a)
Expenses after expense reductions (f)                                        1.07(a)                  1.20(a)
Net investment income                                                        0.01(a)                  1.02(a)
Portfolio turnover                                                             37                       85
Net assets at end of period
(000 Omitted)                                                              $2,949                   $1,033
----------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                   SIX MONTHS                              YEARS ENDED 8/31
                                                        ENDED      ----------------------------------------------------------
CLASS R                                               2/28/07            2006            2005            2004         2003(i)
                                                  (UNAUDITED)

Net asset value, beginning of period                   $19.29          $16.54          $14.20          $11.52          $10.32
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                     $(0.04)          $0.17           $0.11           $0.09          $(0.01)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                       2.04            4.05            3.01            2.61            1.21
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $2.00           $4.22           $3.12           $2.70           $1.20
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                           $(0.21)         $(0.11)         $(0.10)         $(0.02)            $--
  From net realized gain on investments and
  foreign currency transactions                         (1.94)          (1.36)          (0.68)             --              --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders           $(2.15)         $(1.47)         $(0.78)         $(0.02)            $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $19.14          $19.29          $16.54          $14.20          $11.52
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                 10.49(n)        26.98           22.40           23.50           11.63(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   1.48(a)         1.58            1.66            1.75            1.95(a)
Expenses after expense reductions (f)                    1.48(a)         1.58            1.69(e)         1.81(e)         1.90(a)
Net investment income (loss)                            (0.38)(a)        0.95            0.73            0.69           (0.09)(a)
Portfolio turnover                                         37              85              79             102              96
Net assets at end of period
(000 Omitted)                                         $81,044         $69,507         $44,300         $19,596          $4,810
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                   SIX MONTHS                YEARS ENDED 8/31
                                                                        ENDED           -------------------------
CLASS R1                                                              2/28/07              2006           2005(i)
                                                                  (UNAUDITED)

Net asset value, beginning of period                                   $18.49            $16.02            $15.07
-----------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                     $(0.09)            $0.11             $0.03
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                       1.95              3.84              0.92
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                                        $1.86             $3.95             $0.95
-----------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------
  From net investment income                                           $(0.16)           $(0.12)              $--
  From net realized gain on investments and foreign
  currency transactions                                                 (1.94)            (1.36)               --
-----------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                           $(2.10)           $(1.48)              $--
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $18.25            $18.49            $16.02
-----------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                 10.17(n)          26.12              6.30(n)
-----------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                   2.17(a)           2.26              2.36(a)
Expenses after expense reductions (f)                                    2.07(a)           2.16              2.39(a)(e)
Net investment income (loss)                                            (0.97)(a)          0.65              0.46(a)
Portfolio turnover                                                         37                85                79
Net assets at end of period
(000 Omitted)                                                          $2,925            $2,027              $171
-----------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                   SIX MONTHS                YEARS ENDED 8/31
                                                                        ENDED           -------------------------
CLASS R2                                                              2/28/07              2006           2005(i)
                                                                  (UNAUDITED)

Net asset value, beginning of period                                   $18.59            $16.04            $15.07
-----------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                     $(0.06)            $0.14             $0.06
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                       1.96              3.89              0.91
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                                        $1.90             $4.03             $0.97
-----------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------
  From net investment income                                           $(0.22)           $(0.12)              $--
  From net realized gain on investments and foreign
  currency transactions                                                 (1.94)            (1.36)               --
-----------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                           $(2.16)           $(1.48)              $--
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $18.33            $18.59            $16.04
-----------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                 10.35(n)          26.63              6.44(n)
-----------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                   1.87(a)           1.96              2.04(a)
Expenses after expense reductions (f)                                    1.72(a)           1.82              2.07(a)(e)
Net investment income (loss)                                            (0.64)(a)          0.83              1.12(a)
Portfolio turnover                                                         37                85                79
Net assets at end of period
(000 Omitted)                                                          $1,966            $1,021              $178
-----------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                          SIX MONTHS                        YEARS ENDED 8/31
                                                               ENDED           -------------------------------------------
CLASS R3                                                     2/28/07              2006              2005           2004(i)
                                                         (UNAUDITED)

Net asset value, beginning of period                          $19.11            $16.43            $14.16            $12.71
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                            $(0.05)            $0.15             $0.11             $0.02
  Net realized and unrealized gain (loss) on
  investments and foreign currency                              2.01              4.01              2.96              1.46
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                               $1.96             $4.16             $3.07             $1.48
--------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net investment income                                  $(0.21)           $(0.12)           $(0.12)           $(0.03)
  From net realized gain on investments and
  foreign currency transactions                                (1.94)            (1.36)            (0.68)               --
--------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                  $(2.15)           $(1.48)           $(0.80)           $(0.03)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $18.92            $19.11            $16.43            $14.16
--------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                        10.39(n)          26.79             22.13             11.69(n)
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                          1.72(a)           1.82              1.92              2.01(a)
Expenses after expense reductions (f)                           1.62(a)           1.73              1.95(e)           2.07(a)(e)
Net investment income (loss)                                   (0.54)(a)          0.83              0.74              0.18(a)
Portfolio turnover                                                37                85                79               102
Net assets at end of period
(000 Omitted)                                                $23,527           $13,799            $2,357              $431
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                   SIX MONTHS              YEARS ENDED 8/31
                                                                        ENDED           -------------------------
CLASS R4                                                              2/28/07              2006           2005(i)
                                                                  (UNAUDITED)

Net asset value, beginning of period                                   $19.39            $16.65            $15.62
-----------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                     $(0.03)            $0.25             $0.12
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                   2.04              4.00              0.91
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                                        $2.01             $4.25             $1.03
-----------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------
  From net investment income                                           $(0.25)           $(0.15)              $--
  From net realized gain on investments and foreign
  currency transactions                                                 (1.94)            (1.36)               --
-----------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                           $(2.19)           $(1.51)              $--
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $19.21            $19.39            $16.65
-----------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                 10.53(n)          27.07              6.59(n)
-----------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                   1.37(a)           1.47              1.55(a)
Expenses after expense reductions (f)                                    1.37(a)           1.47              1.58(a)(e)
Net investment income (loss)                                            (0.29)(a)          1.42              1.79(a)
Portfolio turnover                                                         37                85                79
Net assets at end of period
(000 Omitted)                                                         $29,268           $12,796               $53
-----------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                  SIX MONTHS                YEARS ENDED 8/31
                                                                       ENDED           --------------------------
CLASS R5                                                             2/28/07               2006           2005(i)
                                                                 (UNAUDITED)

Net asset value, beginning of period                                  $19.47             $16.67            $15.62
-----------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                            $0.00(w)           $0.33             $0.14
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                  2.05               3.99              0.91
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $2.05              $4.32             $1.05
-----------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------
  From net investment income                                          $(0.28)            $(0.16)              $--
  From net realized gain on investments and foreign
  currency transactions                                                (1.94)             (1.36)               --
-----------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                          $(2.22)            $(1.52)              $--
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $19.30             $19.47            $16.67
-----------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                10.68(n)           27.50              6.72(n)
-----------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                  1.08(a)            1.17              1.25(a)
Expenses after expense reductions (f)                                   1.07(a)            1.17              1.28(a)(e)
Net investment income                                                   0.01(a)            1.82              2.09(a)
Portfolio turnover                                                        37                 85                79
Net assets at end of period
(000 Omitted)                                                       $161,880           $109,993               $53
-----------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                       SIX MONTHS                                 YEARS ENDED 8/31
                                            ENDED          ------------------------------------------------------------------
CLASS 529A                                2/28/07            2006            2005            2004          2003       2002(i)
                                      (UNAUDITED)

Net asset value,
beginning of period                        $19.27          $16.53          $14.18          $11.50        $10.78        $10.66
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)         $(0.05)          $0.16           $0.10           $0.08         $0.03        $(0.00)(w)
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                   2.03            4.04            3.01            2.61          0.69          0.12
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations            $1.98           $4.20           $3.11           $2.69         $0.72         $0.12
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income               $(0.20)         $(0.10)         $(0.08)         $(0.01)          $--           $--
  From net realized gain on
  investments and foreign currency
  transactions                              (1.94)          (1.36)          (0.68)             --            --            --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                               $(2.14)         $(1.46)         $(0.76)         $(0.01)          $--           $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $19.11          $19.27          $16.53          $14.18        $11.50        $10.78
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                  10.41(n)        26.86           22.35           23.39          6.68          1.13(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)        1.58(a)         1.68            1.76            1.85          2.05          2.11(a)
Expenses after expense reductions (f)        1.58(a)         1.68            1.79(e)         1.91(e)       2.00          2.02(a)
Net investment income (loss)                (0.48)(a)        0.88            0.65            0.62          0.30         (0.20)(a)
Portfolio turnover                             37              85              79             102            96           153
Net assets at end of period
(000 Omitted)                              $1,918          $1,552            $760            $332          $112           $11
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                      SIX MONTHS                                 YEARS ENDED 8/31
                                           ENDED          -------------------------------------------------------------------
CLASS 529B                               2/28/07            2006            2005            2004           2003       2002(i)
                                     (UNAUDITED)

Net asset value,
beginning of period                       $18.43          $15.88          $13.68          $11.17         $10.54        $10.42
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)        $(0.10)          $0.03          $(0.02)         $(0.00)(w)     $(0.05)       $(0.00)(w)
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                  1.93            3.89            2.91            2.51           0.68          0.12
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations           $1.83           $3.92           $2.89           $2.51          $0.63         $0.12
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income              $(0.12)         $(0.01)         $(0.01)            $--            $--           $--
  From net realized gain on
  investments and foreign currency
  transactions                             (1.94)          (1.36)          (0.68)             --             --            --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                              $(2.06)         $(1.37)         $(0.69)            $--            $--           $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $18.20          $18.43          $15.88          $13.68         $11.17        $10.54
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                 10.07(n)        26.06           21.54           22.47           5.98          1.15(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)       2.23(a)         2.33            2.42            2.50           2.70          2.76(a)
Expenses after expense reductions(f)        2.23(a)         2.33            2.45(e)         2.56(e)        2.65          2.67(a)
Net investment income (loss)               (1.13)(a)        0.15           (0.13)          (0.03)         (0.43)        (0.45)(a)
Portfolio turnover                            37              85              79             102             96           153
Net assets at end of period
(000 Omitted)                               $503            $356            $174            $110            $41            $5
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                     SIX MONTHS                                 YEARS ENDED 8/31
                                          ENDED          --------------------------------------------------------------------
CLASS 529C                              2/28/07            2006             2005            2004           2003       2002(i)
                                    (UNAUDITED)

Net asset value,
beginning of period                      $18.40          $15.86           $13.66          $11.14         $10.52        $10.40
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)       $(0.11)          $0.03           $(0.01)         $(0.00)(w)     $(0.04)       $(0.00)(w)
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                 1.94            3.87             2.90            2.52           0.66          0.12
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations          $1.83           $3.90            $2.89           $2.52          $0.62         $0.12
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income             $(0.09)         $(0.00)(w)       $(0.01)            $--            $--           $--
  From net realized gain on
  investments and foreign currency
  transactions                            (1.94)          (1.36)           (0.68)             --             --            --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                             $(2.03)         $(1.36)          $(0.69)            $--            $--           $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $18.20          $18.40           $15.86          $13.66         $11.14        $10.52
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                10.08(n)        25.98            21.53           22.62           5.89          1.15(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)      2.23(a)         2.33             2.42            2.49           2.70          2.76(a)
Expenses after expense reductions(f)       2.23(a)         2.33             2.45(e)         2.55(e)        2.65          2.67(a)
Net investment income (loss)              (1.14)(a)        0.16            (0.07)          (0.02)         (0.36)        (0.45)(a)
Portfolio turnover                           37              85               79             102             96           153
Net assets at end of period
(000 Omitted)                              $793            $650             $454            $280            $81            $5
-----------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(e) Ratio includes a reimbursement fee for expenses borne by MFS in prior years under the then existing expense reimbursement agreement.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, July 31, 2002 (Classes 529A, 529B, and 529C), December 31, 2002 (Class R),
    October 31, 2003 (Class R3), April 1, 2005 (Classes R1, R2, R4, and R5) and May 1, 2006 (Class W) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Research International Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open- end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At February 28, 2007, the value of securities loaned was $557,276,508. These loans were collateralized by cash of $584,876,053 and U.S. Treasury obligations of $460,000.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex- dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving its portfolio holdings are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 28, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, foreign currency transactions, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                               8/31/06

          Ordinary income (including any short-term
          capital gains)                                   $104,557,669
          Long-term capital gain                             90,505,993
          -------------------------------------------------------------
          Total distributions                              $195,063,662

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 2/28/07

          Cost of investments                            $4,360,475,150
          -------------------------------------------------------------
          Gross appreciation                               $580,546,783
          Gross depreciation                                (50,732,562)
          -------------------------------------------------------------
          Net unrealized appreciation (depreciation)       $529,814,221

          AS OF 8/31/06

          Undistributed ordinary income                    $179,019,881
          Undistributed long-term capital gain              155,812,624
          Other temporary differences                          (189,443)
          Net unrealized appreciation (depreciation)        453,691,624

The aggregate cost above includes prior fiscal year end tax adjustments.

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is evaluating the application of the Interpretation to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

          First $1.0 billion of average daily net assets        0.90%
          Next $1.0 billion of average daily net assets         0.80%
          Average daily net assets in excess of $2.0 billion    0.70%

The management fee incurred for the six months ended February 28, 2007 was equivalent to an annual effective rate of 0.78% of the fund's average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund's operating expenses, exclusive of management, distribution and service, retirement plan administration and services, program manager, and certain other fees and expenses, such that operating expenses do not exceed 0.40% annually of the fund's average daily net assets. This written agreement will continue through December 31, 2007 unless changed or rescinded by the fund's Board of Trustees. For the six months ended February 28, 2007, the fund's actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund's expenses.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $95,684 and $703 for the six months ended February 28, 2007, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE            PLAN(d)           RATE(e)                 FEE

Class A                             0.10%              0.25%              0.35%             0.35%          $2,605,294
Class B                             0.75%              0.25%              1.00%             1.00%             964,204
Class C                             0.75%              0.25%              1.00%             1.00%             869,925
Class W                             0.10%                 --              0.10%             0.10%                 887
Class R                             0.25%              0.25%              0.50%             0.50%             190,712
Class R1                            0.50%              0.25%              0.75%             0.75%               9,359
Class R2                            0.25%              0.25%              0.50%             0.50%               3,182
Class R3                            0.25%              0.25%              0.50%             0.50%              43,934
Class R4                               --              0.25%              0.25%             0.25%              23,923
Class 529A                          0.25%              0.25%              0.50%             0.35%               3,104
Class 529B                          0.75%              0.25%              1.00%             1.00%               2,164
Class 529C                          0.75%              0.25%              1.00%             1.00%               3,737
---------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                        $4,720,425

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended
    February 28, 2007 based on each class' average daily net assets. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2007, were as follows:

                                                                AMOUNT

              Class A                                           $24,675
              Class B                                            76,099
              Class C                                             6,646
              Class 529B                                            115
              Class 529C                                             45

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% of the average daily net assets attributable to each 529 share class. The fee is based on average daily net assets and is currently established at 0.25% annually of average daily net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended February 28, 2007, were as follows:

                                                               AMOUNT

              Class 529A                                        $2,217
              Class 529B                                           541
              Class 529C                                           934
              --------------------------------------------------------
              Total Program Manager Fees                        $3,692

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2007, the fee was $1,458,479, which equated to 0.0754% annually of the fund's average daily net assets. Effective January 1, 2007, MFSC has entered into a sub-accounting agreement with SunLife Retirement Services (U.S.), Inc. (SRS), an affiliate of MFSC, on behalf of the fund to provide omnibus account services to the fund. MFSC pays SRS both an asset based fee and a per account charge of the assets held in the omnibus account. The fund then reimburses MFSC for the sub-accounting fees paid to SRS. For the six months ended February 28, 2007, the sub-accounting fee for SRS was $141,417, which equated to 0.0073% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses. For the six months ended February 28, 2007, these out-of-pocket and sub-accounting costs amounted to $495,073. The fund may also pay shareholder servicing related costs directly to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. The fund's annual fixed amount is $17,500. The administrative services fee incurred for the six months ended February 28, 2007 was equivalent to an annual effective rate of 0.0151% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended February 28, 2007, the fund paid MFS an annual retirement plan adminstration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                            ANNUAL
                                                         EFFECTIVE        TOTAL
                                            FEE RATE       RATE(g)       AMOUNT

Class R1                                       0.45%         0.35%       $5,615
Class R2                                       0.40%         0.25%        2,546
Class R3                                       0.25%         0.15%       21,967
Class R4                                       0.15%         0.15%       14,354
Class R5                                       0.10%         0.10%       69,662
-------------------------------------------------------------------------------
Total Retirement Plan Administration and
  Services Fees                                                        $114,144

(g) MFS has agreed in writing to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement will continue until at least September 30, 2008. For the six months ended February 28, 2007, this waiver amounted to $10,990 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $272. The fund also has an unfunded retirement benefit deferral plan for certain independent trustees which resulted in an expense of $4,104. Both amounts are included in independent trustees' compensation for the six months ended
February 28, 2007. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $33,817 at February 28, 2007, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended February 28, 2007, the fee paid to Tarantino LLC was $15,607. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $10,133, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $1,829,770,683 and $1,425,475,547, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                SIX MONTHS ENDED                     YEAR ENDED
                                                    2/28/07                          8/31/06(i)
                                            SHARES           AMOUNT           SHARES           AMOUNT
Shares sold

  Class A                                  22,575,976      $444,173,969      30,630,255       $556,734,183
  Class B                                   1,608,134        30,234,231       3,401,167         59,298,455
  Class C                                   1,888,447        35,345,960       3,025,371         52,468,875
  Class I                                  13,560,111       274,083,251      30,755,216        581,780,278
  Class W                                     103,780         2,048,509          53,111          1,031,086
  Class R                                   1,107,345        21,737,537       1,713,782         30,827,673
  Class R1                                    161,900         3,001,660         118,411          2,100,359
  Class R2                                    109,278         2,040,737          46,997            846,131
  Class R3                                  1,304,377        25,093,794         805,222         14,237,540
  Class R4                                  1,562,547        30,585,112         737,220         13,528,900
  Class R5                                  2,688,459        54,184,669       6,785,761        117,544,808
  Class 529A                                   13,210           258,596          35,512            640,671
  Class 529B                                    6,524           122,480           7,849            136,554
  Class 529C                                    8,046           149,117           7,149            123,841
----------------------------------------------------------------------------------------------------------
                                           46,698,134      $923,059,622      78,123,023     $1,431,299,354

Shares issued to shareholders in
reinvestment of distributions

  Class A                                   5,693,666      $108,521,287       3,732,231        $62,253,599
  Class B                                     925,951        16,907,886         649,122         10,424,911
  Class C                                     693,008        12,598,865         441,721          7,067,535
  Class I                                   9,490,387       185,442,163       4,619,694         78,765,784
  Class W                                       9,678           184,179              --                 --
  Class R                                     395,202         7,477,210         234,859          3,891,575
  Class R1                                     14,617           263,975           2,328             36,657
  Class R2                                      7,691           139,366             922             14,739
  Class R3                                     95,132         1,779,917          22,921            376,023
  Class R4                                    102,687         1,948,996             619             10,304
  Class R5                                    856,467        16,324,252             293              4,892
  Class 529A                                    9,998           188,869           4,564             75,577
  Class 529B                                    2,620            47,194           1,005             15,984
  Class 529C                                    4,406            79,403           2,465             39,156
----------------------------------------------------------------------------------------------------------
                                           18,301,510      $351,903,562       9,712,744       $162,976,736

Shares reacquired

  Class A                                 (12,357,124)    $(244,543,532)    (22,770,545)     $(406,301,939)
  Class B                                  (1,677,925)      (31,706,574)     (2,987,955)       (52,111,572)
  Class C                                    (842,701)      (15,899,972)     (1,768,974)       (30,633,224)
  Class I                                  (3,596,258)      (72,092,869)     (6,808,899)      (127,967,564)
  Class W                                     (13,609)         (272,261)              --                 --
  Class R                                    (871,762)      (17,049,113)     (1,023,578)       (18,415,220)
  Class R1                                   (125,882)       (2,329,361)        (21,804)          (394,455)
  Class R2                                    (64,641)       (1,199,105)         (4,075)           (70,219)
  Class R3                                   (878,231)      (16,918,318)       (249,484)        (4,380,146)
  Class R4                                   (801,558)      (15,757,626)        (81,019)        (1,516,299)
  Class R5                                   (808,231)      (15,955,217)     (1,138,695)       (20,875,810)
  Class 529A                                   (3,410)          (65,630)         (5,526)           (98,083)
  Class 529B                                     (826)          (15,818)           (463)            (8,063)
  Class 529C                                   (4,212)          (78,497)         (2,944)           (49,317)
----------------------------------------------------------------------------------------------------------
                                          (22,046,370)    $(433,883,893)    (36,863,961)     $(662,821,911)

Net change

  Class A                                  15,912,518      $308,151,724      11,591,941       $212,685,843
  Class B                                     856,160        15,435,543       1,062,334         17,611,794
  Class C                                   1,738,754        32,044,853       1,698,118         28,903,186
  Class I                                  19,454,240       387,432,545      28,566,011        532,578,498
  Class W                                      99,849         1,960,427          53,111          1,031,086
  Class R                                     630,785        12,165,634         925,063         16,304,028
  Class R1                                     50,635           936,274          98,935          1,742,561
  Class R2                                     52,328           980,998          43,844            790,651
  Class R3                                    521,278         9,955,393         578,659         10,233,417
  Class R4                                    863,676        16,776,482         656,820         12,022,905
  Class R5                                  2,736,695        54,553,704       5,647,359         96,673,890
  Class 529A                                   19,798           381,835          34,550            618,165
  Class 529B                                    8,318           153,856           8,391            144,475
  Class 529C                                    8,240           150,023           6,670            113,680
----------------------------------------------------------------------------------------------------------
                                           42,953,274      $841,079,291      50,971,806       $931,454,179

(i) For the period from the class' inception, May 1, 2006 (Class W), through the stated period end.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund were the owners of record of approximately 17%, 5%, 9%, and 3%, respectively, of the value of outstanding voting shares. In addition, the MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2040 Fund, and MFS Conservative Allocation Fund were each the owners of record of less than 1% of the value of outstanding voting shares.

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended February 28, 2007, the fund's commitment fee and interest expense were $9,737 and $3,725, respectively, and are included in miscellaneous expense on the Statement of Operations.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA
1-800-637-8255                            02205-5824
24 hours a day
                                          OVERNIGHT MAIL
ACCOUNT SERVICE AND                       MFS Service Center, Inc.
LITERATURE                                500 Boylston Street
                                          Boston, MA 02116-3741
SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

                             M F S(R)
                             INVESTMENT MANAGEMENT

                               [graphic omitted]

                               Semiannual report

                                                         MFS(R) TECHNOLOGY FUND

LETTER FROM THE CEO                               1
---------------------------------------------------
PORTFOLIO COMPOSITION                             2
---------------------------------------------------
EXPENSE TABLE                                     3
---------------------------------------------------
PORTFOLIO OF INVESTMENTS                          5
---------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES               8
---------------------------------------------------
STATEMENT OF OPERATIONS                          11
---------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS              12
---------------------------------------------------
FINANCIAL HIGHLIGHTS                             13
---------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                    19
---------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT    30
---------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION            30
---------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                   30
---------------------------------------------------
CONTACT INFORMATION                      BACK COVER
---------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
------------------------------------------------------------------------------

                                                                        2/28/07
                                                                        SCT-SEM

[Photo of Robert J. Manning]

LETTER FROM THE CEO

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. In February 2007 it hit its all-time high of 12,787. Less than a week later, stocks sold off around the globe. By March 5 the Dow was off 5.8%. That is a sign of volatile markets and a reason investors should make sure they have an investment plan that can ride out the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are inherently cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and that there is no sense in reacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    April 16, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                              97.3%
              Cash & Other Net Assets                     2.7%

              TOP TEN HOLDINGS

              Intel Corp.                                 7.6%
              ------------------------------------------------
              Cisco Systems, Inc.                         6.7%
              ------------------------------------------------
              Marvell Technology Group Ltd.               4.0%
              ------------------------------------------------
              Google, Inc., "A"                           3.7%
              ------------------------------------------------
              Oracle Corp.                                3.5%
              ------------------------------------------------
              MSC Software Corp.                          3.4%
              ------------------------------------------------
              Adobe Systems, Inc.                         3.3%
              ------------------------------------------------
              Juniper Networks, Inc.                      3.1%
              ------------------------------------------------
              EMC Corp.                                   3.0%
              ------------------------------------------------
              Qwest Communications
              International, Inc.                         2.8%
              ------------------------------------------------

              TOP FIVE INDUSTRIES

              Electronics                                28.2%
              ------------------------------------------------
              Computer Software                          16.8%
              ------------------------------------------------
              Network & Telecom                          12.9%
              ------------------------------------------------
              Business Services                           7.6%
              ------------------------------------------------
              Internet                                    7.4%
              ------------------------------------------------

Percentages are based on net assets as of 2/28/07.
The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2006 through February 28, 2007

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2006 through February 28, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    9/01/06-
Class                       Ratio      9/01/06          2/28/07       2/28/07
--------------------------------------------------------------------------------
       Actual               1.50%    $1,000.00         $1,175.70       $8.09
 A  ----------------------------------------------------------------------------
       Hypothetical (h)     1.50%    $1,000.00         $1,017.36       $7.50
--------------------------------------------------------------------------------
       Actual               2.15%    $1,000.00         $1,172.70      $11.58
 B  ----------------------------------------------------------------------------
       Hypothetical (h)     2.15%    $1,000.00         $1,014.13      $10.74
--------------------------------------------------------------------------------
       Actual               2.15%    $1,000.00         $1,171.80      $11.58
 C  ----------------------------------------------------------------------------
       Hypothetical (h)     2.15%    $1,000.00         $1,014.13      $10.74
--------------------------------------------------------------------------------
       Actual               1.15%    $1,000.00         $1,178.10       $6.21
 I  ----------------------------------------------------------------------------
       Hypothetical (h)     1.15%    $1,000.00         $1,019.09       $5.76
--------------------------------------------------------------------------------
       Actual               1.65%    $1,000.00         $1,175.00       $8.90
 R  ----------------------------------------------------------------------------
       Hypothetical (h)     1.65%    $1,000.00         $1,016.61       $8.25
--------------------------------------------------------------------------------
       Actual               2.25%    $1,000.00         $1,171.80      $12.12
R1  ----------------------------------------------------------------------------
       Hypothetical (h)     2.25%    $1,000.00         $1,013.64      $11.23
--------------------------------------------------------------------------------
       Actual               1.90%    $1,000.00         $1,173.00      $10.24
R2  ----------------------------------------------------------------------------
       Hypothetical (h)     1.90%    $1,000.00         $1,015.37       $9.49
--------------------------------------------------------------------------------
       Actual               1.80%    $1,000.00         $1,175.00       $9.71
 R3 ----------------------------------------------------------------------------
       Hypothetical (h)     1.80%    $1,000.00         $1,015.87       $9.00
--------------------------------------------------------------------------------
       Actual               1.55%    $1,000.00         $1,175.90       $8.36
 R4 ----------------------------------------------------------------------------
       Hypothetical (h)     1.55%    $1,000.00         $1,017.11       $7.75
--------------------------------------------------------------------------------
       Actual               1.25%    $1,000.00         $1,178.00       $6.75
 R5 ----------------------------------------------------------------------------
       Hypothetical (h)     1.25%    $1,000.00         $1,018.60       $6.26
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
2/28/07  (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Common Stocks - 97.3%
----------------------------------------------------------------------------------------------------------
ISSUER                                                                SHARES/PAR                 VALUE ($)
----------------------------------------------------------------------------------------------------------
Broadcasting - 3.7%
---------------------------------------------------------------------------------------------------------
Sirius Satellite Radio, Inc. (a)(l)                                      593,102             $  2,164,822
XM Satellite Radio Holdings, Inc., "A" (a)                               170,000                2,441,200
                                                                                             ------------
                                                                                             $  4,606,022
---------------------------------------------------------------------------------------------------------
Business Services - 7.6%
---------------------------------------------------------------------------------------------------------
Amdocs Ltd. (a)                                                           69,910             $  2,419,585
First Data Corp.                                                         127,080                3,244,352
Global Payments, Inc.                                                     67,720                2,605,188
Ultimate Software Group, Inc. (a)(l)                                      45,110                1,201,730
                                                                                             ------------
                                                                                             $  9,470,855
---------------------------------------------------------------------------------------------------------
Computer Software - 16.8%
---------------------------------------------------------------------------------------------------------
Adobe Systems, Inc. (a)                                                  103,500             $  4,062,375
Cognos, Inc. (a)                                                          29,030                1,106,333
Hyperion Solutions Corp. (a)                                              22,500                  963,900
McAfee, Inc. (a)                                                          77,970                2,348,456
MSC.Software Corp. (a)                                                   312,074                4,197,395
Oracle Corp. (a)                                                         264,538                4,346,359
Salesforce.com, Inc. (a)                                                  43,350                1,875,321
Symantec Corp. (a)                                                       111,351                1,904,102
                                                                                             ------------
                                                                                             $ 20,804,241
---------------------------------------------------------------------------------------------------------
Computer Software - Systems - 3.5%
---------------------------------------------------------------------------------------------------------
Cray, Inc. (a)                                                           181,940             $  2,432,538
Salary.com, Inc. (a)                                                     165,470                1,869,811
                                                                                             ------------
                                                                                             $  4,302,349
---------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.0%
---------------------------------------------------------------------------------------------------------
ITT Educational Services, Inc. (a)                                        15,570             $  1,245,289
Monster Worldwide, Inc. (a)                                               23,710                1,182,181
                                                                                             ------------
                                                                                             $  2,427,470
---------------------------------------------------------------------------------------------------------
Electronics - 28.2%
---------------------------------------------------------------------------------------------------------
Applied Materials, Inc.                                                  149,880             $  2,783,272
ASML Holding N.V. (a)                                                     38,310                  941,660
Atmel Corp. (a)                                                          189,910                1,052,101
Fairchild Semiconductor International, Inc. (a)                           40,200                  752,142
Flextronics International Ltd. (a)                                       109,400                1,195,742
Intel Corp.                                                              475,520                9,439,072
LSI Logic Corp. (a)                                                      138,690                1,406,317
Marvell Technology Group Ltd. (a)                                        240,660                4,938,343
National Semiconductor Corp.                                              57,600                1,475,712
Nintendo Co. Ltd. (l)                                                      9,600                2,555,565
Samsung Electronics Co. Ltd., GDR                                          5,151                1,546,588
SanDisk Corp. (a)                                                         88,840                3,235,553
Sanmina-SCI Corp. (a)                                                    281,200                1,043,252
Solectron Corp. (a)                                                      319,900                1,030,078
Texas Instruments, Inc.                                                   50,060                1,549,858
                                                                                             ------------
                                                                                             $ 34,945,255
---------------------------------------------------------------------------------------------------------
Internet - 7.4%
---------------------------------------------------------------------------------------------------------
Baidu.com, Inc., ADR (a)                                                  16,170             $  1,725,339
Google, Inc., "A" (a)                                                     10,175                4,573,154
Move, Inc. (a)                                                            52,400                  312,828
NHN Corp.                                                                 18,643                2,553,836
                                                                                             ------------
                                                                                             $  9,165,157
---------------------------------------------------------------------------------------------------------
Leisure & Toys - 2.7%
---------------------------------------------------------------------------------------------------------
Activision, Inc. (a)                                                      73,910             $  1,235,775
Ubisoft Entertainment S.A. (a)(l)                                         47,275                2,082,822
                                                                                             ------------
                                                                                             $  3,318,597
---------------------------------------------------------------------------------------------------------
Network & Telecom - 12.9%
---------------------------------------------------------------------------------------------------------
Cisco Systems, Inc. (a)                                                  319,693             $  8,292,836
Juniper Networks, Inc. (a)                                               201,830                3,816,605
Nokia Corp., ADR                                                          76,620                1,672,615
Research In Motion Ltd. (a)                                                4,950                  696,020
Sonus Networks, Inc. (a)                                                 198,620                1,527,388
                                                                                             ------------
                                                                                             $ 16,005,464
---------------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 6.1%
---------------------------------------------------------------------------------------------------------
EMC Corp. (a)                                                            262,590             $  3,663,130
Network Appliance, Inc. (a)                                               48,400                1,871,628
Seagate Technology LLC                                                    35,840                  964,096
Western Digital Corp. (a)                                                 57,210                1,096,716
                                                                                             ------------
                                                                                             $  7,595,570
---------------------------------------------------------------------------------------------------------
Telephone Services - 6.4%
---------------------------------------------------------------------------------------------------------
Global Crossing Ltd. (a)(l)                                               92,020             $  2,616,129
Level 3 Communications, Inc. (a)(l)                                      269,760                1,772,323
Qwest Communications International, Inc. (a)(l)                          394,320                3,501,562
                                                                                             ------------
                                                                                             $  7,890,014
---------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (IDENTIFIED COST, $122,683,744)                                          $120,530,994
---------------------------------------------------------------------------------------------------------
Short-Term Obligations - 0.8%
---------------------------------------------------------------------------------------------------------
ISSUER                                                                SHARES/PAR                VALUE ($)
---------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.32%, due 3/01/07,
at Amortized Cost and Value (y)                                     $ 1,018,000              $  1,018,000
---------------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 10.9%
---------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Cost and Net Asset Value                                           13,554,073             $ 13,554,073
---------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $137,255,817)                                            $135,103,067
---------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (9.0)%                                                       (11,159,194)
---------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                          $123,943,873
---------------------------------------------------------------------------------------------------------
(a) Non-income producing security.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR American Depository Receipt
GDR Global Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 2/28/07  (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value, including $13,110,548 of securities on
loan (identified cost, $137,255,817)                                $135,103,067
Cash                                                                          79
Foreign currency, at value (identified cost, $1,442,837)               1,389,664
Receivable for investments sold                                        5,874,655
Receivable for fund shares sold                                          476,995
Interest and dividends receivable                                         69,792
Receivable from investment adviser                                        16,684
Other assets                                                               2,750
------------------------------------------------------------------------------------------------------
Total assets                                                                              $142,933,686
------------------------------------------------------------------------------------------------------

LIABILITIES
------------------------------------------------------------------------------------------------------
Payable for investments purchased                                     $4,781,358
Payable for fund shares reacquired                                       443,631
Collateral for securities loaned, at value                            13,554,073
Payable to affiliates
  Management fee                                                           5,186
  Shareholder servicing costs                                             89,242
  Distribution and service fees                                            4,365
  Administrative services fee                                                169
  Retirement plan administration and services fees                            36
Payable for independent trustees' compensation                            54,977
Accrued expenses and other liabilities                                    56,776
------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $18,989,813
------------------------------------------------------------------------------------------------------
Net assets                                                                                $123,943,873
------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $428,679,721
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies           (2,205,684)
Accumulated net realized gain (loss) on investments and foreign
currency transactions                                               (301,763,420)
Accumulated net investment loss                                         (766,744)
------------------------------------------------------------------------------------------------------
Net assets                                                                                $123,943,873
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   10,606,677
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued
Class A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $58,276,394
  Shares outstanding                                                   4,892,218
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $11.91
------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per share)                                $12.64
------------------------------------------------------------------------------------------------------

Class B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $40,423,950
  Shares outstanding                                                   3,542,331
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $11.41
------------------------------------------------------------------------------------------------------

Class C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $14,066,018
  Shares outstanding                                                   1,234,710
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $11.39
------------------------------------------------------------------------------------------------------

Class I shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $4,085,412
  Shares outstanding                                                     333,660
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $12.24
------------------------------------------------------------------------------------------------------

Class R shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $3,858,038
  Shares outstanding                                                     326,404
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $11.82
------------------------------------------------------------------------------------------------------

Class R1 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $339,485
  Shares outstanding                                                      29,817
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $11.39
------------------------------------------------------------------------------------------------------

Class R2 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $905,408
  Shares outstanding                                                      78,974
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $11.46
------------------------------------------------------------------------------------------------------

Class R3 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $1,306,939
  Shares outstanding                                                     111,266
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $11.75
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class R4 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $609,740
  Shares outstanding                                                      51,244
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $11.90
------------------------------------------------------------------------------------------------------

Class R5 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                             $72,489
  Shares outstanding                                                       6,053
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $11.98
------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Six months ended 2/28/07  (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT LOSS
------------------------------------------------------------------------------------------------------
Income
  Dividends                                                              $202,472
  Interest                                                                 53,713
  Income on securities loaned                                              43,159
  Foreign taxes withheld                                                   (1,875)
------------------------------------------------------------------------------------------------------
Total investment income                                                                       $297,469
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                         $445,205
  Distribution and service fees                                           381,964
  Shareholder servicing costs                                             174,592
  Administrative services fee                                              14,728
  Retirement plan administration and services fees                          3,679
  Independent trustees' compensation                                       14,281
  Custodian fee                                                            32,191
  Shareholder communications                                              101,603
  Auditing fees                                                            22,457
  Legal fees                                                                1,766
  Miscellaneous                                                            53,069
------------------------------------------------------------------------------------------------------
Total expenses                                                                              $1,245,535
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                     (3,949)
  Reduction of expenses by investment adviser                            (177,373)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                $1,064,213
------------------------------------------------------------------------------------------------------
Net investment loss                                                                          $(766,744)
------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                             $19,188,200
  Foreign currency transactions                                            (5,853)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                      $19,182,347
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                           $(463,326)
  Translation of assets and liabilities in foreign currencies              (1,905)
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency
translation                                                                                  $(465,231)
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                           $18,717,116
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $17,950,372
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                             SIX MONTHS ENDED               YEAR ENDED
                                                                      2/28/07                  8/31/06
                                                                  (UNAUDITED)

CHANGE IN NET ASSETS

FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment loss                                                 $(766,744)             $(1,614,441)
Net realized gain (loss) on investments and foreign
currency transactions                                              19,182,347               21,168,444
Net unrealized gain (loss) on investments and foreign
currency translation                                                 (465,231)              (4,992,797)
------------------------------------------------------------------------------------------------------
Change in net assets from operations                              $17,950,372              $14,561,206
------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                  $3,902,348             $(23,708,788)
------------------------------------------------------------------------------------------------------
Total change in net assets                                        $21,852,720              $(9,147,582)
------------------------------------------------------------------------------------------------------

NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                            102,091,153              111,238,735
At end of period (including accumulated net investment loss
of $766,744 and $0, respectively)                                $123,943,873             $102,091,153
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                         SIX MONTHS                                YEARS ENDED 8/31
                                              ENDED          -----------------------------------------------------------------
CLASS A                                     2/28/07            2006            2005          2004           2003          2002
                                        (UNAUDITED)

Net asset value, beginning of period         $10.13           $8.84           $7.70         $8.30          $6.25        $10.70
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                    $(0.06)         $(0.11)         $(0.05)       $(0.10)        $(0.07)       $(0.11)
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                             1.84            1.40            1.19         (0.50)          2.12         (4.34)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations              $1.78           $1.29           $1.14        $(0.60)         $2.05        $(4.45)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $11.91          $10.13           $8.84         $7.70          $8.30         $6.25
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                    17.57(n)        14.59           14.81         (7.23)(b)      32.80        (41.53)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)         1.79(a)         1.79            1.79          1.60           1.76          1.74
Expenses after expense reductions (f)          1.50(a)         1.50            1.51          1.50           1.52          1.51
Net investment loss                           (0.99)(a)       (1.13)          (0.56)        (1.10)         (1.05)        (1.22)
Portfolio turnover                              138             217             163           141            162           210
Net assets at end of period
(000 Omitted)                               $58,276         $43,313         $48,945       $75,786       $101,059       $53,142
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                          SIX MONTHS                                YEARS ENDED 8/31
                                               ENDED      --------------------------------------------------------------------
CLASS B                                      2/28/07            2006            2005          2004          2003          2002
                                         (UNAUDITED)

Net asset value, beginning of period           $9.73           $8.55           $7.50         $8.13         $6.16        $10.61
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                     $(0.09)         $(0.17)         $(0.10)       $(0.15)       $(0.11)       $(0.17)
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                      1.77            1.35            1.15         (0.48)         2.08         (4.28)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations               $1.68           $1.18           $1.05        $(0.63)        $1.97        $(4.45)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $11.41           $9.73           $8.55         $7.50         $8.13         $6.16
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                     17.27(n)        13.80           14.00         (7.75)(b)     31.98        (41.94)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)          2.45(a)         2.44            2.44          2.25          2.42          2.39
Expenses after expense reductions (f)           2.15(a)         2.15            2.16          2.15          2.18          2.16
Net investment loss                            (1.64)(a)       (1.79)          (1.24)        (1.74)        (1.71)        (1.87)
Portfolio turnover                               138             217             163           141           162           210
Net assets at end of period
(000 Omitted)                                $40,424         $39,025         $43,765       $50,896       $61,353       $25,997
------------------------------------------------------------------------------------------------------------------------------

                                          SIX MONTHS                                YEARS ENDED 8/31
                                               ENDED      --------------------------------------------------------------------
CLASS C                                      2/28/07            2006            2005          2004          2003          2002
                                         (UNAUDITED)

Net asset value, beginning of period           $9.72           $8.54           $7.48         $8.12         $6.16        $10.61
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                     $(0.09)         $(0.17)         $(0.10)       $(0.15)       $(0.11)       $(0.17)
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                      1.76            1.35            1.16         (0.49)         2.07         (4.28)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations               $1.67           $1.18           $1.06        $(0.64)        $1.96        $(4.45)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $11.39           $9.72           $8.54         $7.48         $8.12         $6.16
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                     17.18(n)        13.82           14.17         (7.88)(b)     31.82        (41.94)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)          2.45(a)         2.44            2.44          2.25          2.42          2.39
Expenses after expense reductions (f)           2.15(a)         2.15            2.16          2.15          2.18          2.16
Net investment loss                            (1.64)(a)       (1.78)          (1.22)        (1.74)        (1.71)        (1.87)
Portfolio turnover                               138             217             163           141           162           210
Net assets at end of period
(000 Omitted)                                $14,066         $11,659         $12,414       $15,367       $20,210       $10,476
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                          SIX MONTHS                                YEARS ENDED 8/31
                                               ENDED      --------------------------------------------------------------------
CLASS I                                      2/28/07            2006            2005          2004          2003          2002
                                         (UNAUDITED)
Net asset value, beginning of period          $10.39           $9.04           $7.85         $8.43         $6.33        $10.79
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)            $(0.04)         $(0.08)          $0.01        $(0.06)       $(0.05)       $(0.08)
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                      1.89            1.43            1.18         (0.52)         2.15         (4.38)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations               $1.85           $1.35           $1.19        $(0.58)        $2.10        $(4.46)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $12.24          $10.39           $9.04         $7.85         $8.43         $6.33
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                        17.81(n)        14.93           15.16         (6.88)(b)     33.18        (41.33)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)          1.45(a)         1.43            1.44          1.26          1.41          1.39
Expenses after expense reductions (f)           1.15(a)         1.15            1.16          1.16          1.17          1.16
Net investment income (loss)                   (0.64)(a)       (0.78)           0.17         (0.70)        (0.71)        (0.87)
Portfolio turnover                               138             217             163           141           162           210
Net assets at end of period (000 Omitted)     $4,085          $3,492          $3,384       $13,404        $4,179        $3,045
------------------------------------------------------------------------------------------------------------------------------

                                                   SIX MONTHS                           YEARS ENDED 8/31
                                                        ENDED      ----------------------------------------------------------
CLASS R                                               2/28/07            2006            2005            2004         2003(i)
                                                  (UNAUDITED)
Net asset value, beginning of period                   $10.06           $8.80           $7.67           $8.28           $6.16
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                              $(0.06)         $(0.13)         $(0.07)         $(0.10)         $(0.08)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                       1.82            1.39            1.20           (0.51)           2.20
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $1.76           $1.26           $1.13          $(0.61)          $2.12
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $11.82          $10.06           $8.80           $7.67           $8.28
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                 17.50(n)        14.32           14.73           (7.37)(b)       34.42(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   1.95(a)         1.93            1.94            1.76            1.88(a)
Expenses after expense reductions (f)                    1.65(a)         1.65            1.66            1.66            1.64(a)
Net investment loss                                     (1.14)(a)       (1.28)          (0.79)          (1.21)          (1.22)(a)
Portfolio turnover                                        138             217             163             141             162
Net assets at end of period (000 Omitted)              $3,858          $3,047          $2,283          $1,266            $173
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                                       SIX MONTHS             YEARS ENDED 8/31
                                                                            ENDED       -----------------------------
CLASS R1                                                                  2/28/07              2006           2005(i)
                                                                      (UNAUDITED)
Net asset value, beginning of period                                        $9.72             $8.55             $8.01
---------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                                                  $(0.10)           $(0.18)           $(0.07)
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                           1.77              1.35              0.61(g)
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                            $1.67             $1.17             $0.54
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $11.39             $9.72             $8.55
---------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                     17.18(n)          13.68              6.74(n)
---------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                       2.65(a)           2.63              2.62(a)
Expenses after expense reductions (f)                                        2.25(a)           2.25              2.34(a)
Net investment loss                                                         (1.75)(a)         (1.88)            (1.90)(a)
Portfolio turnover                                                            138               217               163
Net assets at end of period (000 Omitted)                                    $339              $213               $64
---------------------------------------------------------------------------------------------------------------------
                                                                       SIX MONTHS             YEARS ENDED 8/31
                                                                            ENDED       -----------------------------
CLASS R2                                                                  2/28/07              2006           2005(i)
                                                                      (UNAUDITED)
Net asset value, beginning of period                                        $9.77             $8.56             $8.01
---------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                                                  $(0.07)           $(0.15)           $(0.05)
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                           1.76              1.36              0.60(g)
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                            $1.69             $1.21             $0.55
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $11.46             $9.77             $8.56
---------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                     17.30(n)          14.14              6.87(n)
---------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                       2.33(a)           2.33              2.32(a)
Expenses after expense reductions (f)                                        1.90(a)           1.90              2.04(a)
Net investment loss                                                         (1.38)(a)         (1.52)            (1.60)(a)
Portfolio turnover                                                            138               217               163
Net assets at end of period (000 Omitted)                                    $905              $367               $85
---------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                           SIX MONTHS                     YEARS ENDED 8/31
                                                                ENDED       ---------------------------------------------
CLASS R3                                                      2/28/07              2006              2005         2004(i)
                                                          (UNAUDITED)
Net asset value, beginning of period                           $10.00             $8.76             $7.66           $8.79
-------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                                      $(0.07)           $(0.14)           $(0.09)         $(0.09)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                           1.82              1.38              1.19           (1.04)
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                $1.75             $1.24             $1.10          $(1.13)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $11.75            $10.00             $8.76           $7.66
-------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                         17.50(n)          14.16             14.36          (12.86)(b)(n)
-------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                           2.19(a)           2.18              2.19            2.01(a)
Expenses after expense reductions (f)                            1.80(a)           1.80              1.91            1.91(a)
Net investment loss                                             (1.28)(a)         (1.41)            (1.07)          (1.47)(a)
Portfolio turnover                                                138               217               163             141
Net assets at end of period (000 Omitted)                      $1,307              $800              $192            $132
-------------------------------------------------------------------------------------------------------------------------

                                                                           SIX MONTHS             YEARS ENDED 8/31
                                                                                ENDED       -----------------------------
CLASS R4                                                                      2/28/07              2006           2005(i)
                                                                          (UNAUDITED)
Net asset value, beginning of period                                           $10.12             $8.85             $8.26
-------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                                                      $(0.06)           $(0.14)           $(0.04)
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                               1.84              1.41              0.63(g)
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                $1.78             $1.27             $0.59
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                 $11.90            $10.12             $8.85
-------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                         17.59(n)          14.35              7.14(n)
-------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                           1.82(a)           1.84              1.82(a)
Expenses after expense reductions (f)                                            1.55(a)           1.55              1.54(a)
Net investment loss                                                             (1.01)(a)         (1.18)            (1.10)(a)
Portfolio turnover                                                                138               217               163
Net assets at end of period (000 Omitted)                                        $610              $113               $54
-------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                       SIX MONTHS             YEARS ENDED 8/31
                                                                            ENDED       -----------------------------
CLASS R5                                                                  2/28/07              2006           2005(i)
                                                                      (UNAUDITED)

Net asset value, beginning of period                                       $10.17             $8.86             $8.26
---------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                                                  $(0.04)           $(0.09)           $(0.03)
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                           1.85              1.40              0.63(g)
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                            $1.81             $1.31             $0.60
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $11.98            $10.17             $8.86
---------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                     17.80(n)          14.79              7.26(n)
---------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                       1.55(a)           1.53              1.52(a)
Expenses after expense reductions (f)                                        1.25(a)           1.25              1.24(a)
Net investment loss                                                         (0.75)(a)         (0.88)            (0.79)(a)
Portfolio turnover                                                            138               217               163
Net assets at end of period (000 Omitted)                                     $72               $62               $54
---------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.
(a) Annualized.
(b) The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, December 31, 2002 (Class R), October 31, 2003 (Class R3), April 1,
    2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Technology Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving its portfolio holdings are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 28, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.

The fund declared no distributions for the year ended August 31, 2006.

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 2/28/07

          Cost of investments                        $138,053,569
          -------------------------------------------------------
          Gross appreciation                           $4,849,634
          Gross depreciation                           (7,800,136)
          -------------------------------------------------------
          Net unrealized appreciation (depreciation)  $(2,950,502)

          AS OF 8/31/06

          Capital loss carryforwards                $(320,056,572)
          Other temporary differences                    (142,472)
          Net unrealized appreciation (depreciation)   (2,487,176)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of August 31, 2006, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

          8/31/08                                     $(7,419,613)
          8/31/09                                    (113,374,272)
          8/31/10                                    (119,907,823)
          8/31/11                                     (74,891,618)
          8/31/12                                      (4,463,246)
          -------------------------------------------------------
                                                    $(320,056,572)

The availability of a portion of the capital loss carryforwards, which were acquired on August 22, 2003 in connection with the MFS Global
Telecommunications Fund merger, may be limited in a given year.

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is evaluating the application of the Interpretation to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.70% of average daily net assets in excess of $1 billion. This written agreement may be rescinded only upon consent of the fund's Board of Trustees. For the six months ended February 28, 2007, the fund's average daily net assets did not exceed $1 billion and therefore, the management fee was not reduced.

The investment adviser has agreed in writing to pay a portion of the fund's operating expenses, exclusive of management, distribution and service, retirement plan administration and services, and certain other fees and expenses, such that operating expenses do not exceed 0.40% annually of the fund's average daily net assets. This written agreement will continue through December 31, 2007 unless changed or rescinded by the fund's Board of Trustees. For the six months ended February 28, 2007, this reduction amounted to $175,907 and is reflected as a reduction of total expenses in the Statement of Operations.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $12,101 for the six months ended
February 28, 2007, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE            PLAN(d)           RATE(e)                 FEE

Class A                             0.10%              0.25%              0.35%             0.35%             $95,273
Class B                             0.75%              0.25%              1.00%             1.00%             205,701
Class C                             0.75%              0.25%              1.00%             1.00%              66,213
Class R                             0.25%              0.25%              0.50%             0.50%               8,756
Class R1                            0.50%              0.25%              0.75%             0.75%               1,622
Class R2                            0.25%              0.25%              0.50%             0.50%               1,436
Class R3                            0.25%              0.25%              0.50%             0.50%               2,548
Class R4                               --              0.25%              0.25%             0.25%                 415
---------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                          $381,964

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2007 based on each class' average daily net assets.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2007, were as follows:

                                                          AMOUNT

              Class A                                     $1,094
              Class B                                    $30,106
              Class C                                     $1,094

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2007, the fee was $44,735 which equated to 0.0753% annually of the fund's average daily net assets. Effective January 1, 2007, MFSC has entered into a sub-accounting agreement with SunLife Retirement Services (U.S.), Inc. (SRS), an affiliate of MFSC, on behalf of the fund to provide omnibus account services to the fund. MFSC pays SRS both an asset based fee and a per account charge of the assets held in the omnibus account. The fund then reimburses MFSC for the sub-accounting fees paid to SRS. For the six months ended February 28, 2007, the sub-accounting fee for SRS was $11,778, which equated to 0.0198% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses. For the six months ended February 28, 2007, these out-of-pocket and sub-accounting costs amounted to $81,233. The fund may also pay shareholder servicing related costs directly to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. The fund's annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended
February 28, 2007 was equivalent to an annual effective rate of 0.0248% of the funds average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended February 28, 2007, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                            ANNUAL
                                                         EFFECTIVE        TOTAL
                                            FEE RATE       RATE(g)       AMOUNT

Class R1                                       0.45%         0.35%         $973
Class R2                                       0.40%         0.25%        1,148
Class R3                                       0.25%         0.15%        1,274
Class R4                                       0.15%         0.15%          249
Class R5                                       0.10%         0.10%           35
-------------------------------------------------------------------------------
Total Retirement Plan Administration and
  Services Fees                                                          $3,679

(g) MFS has agreed in writing to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement will continue until at least September 30, 2008. For the six months ended February 28, 2007, this waiver amounted to $1,156 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $270. The fund also has an unfunded retirement benefit deferral plan for certain independent trustees which resulted in an expense of $11,321. Both amounts are included in independent trustees' compensation for the six months ended February 28, 2007. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $54,263 at February 28, 2007, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended February 28, 2007, the fee paid to Tarantino LLC was $480. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $310, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $160,148,043 and $158,642,160, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                    SIX MONTHS ENDED                   YEAR ENDED
                                                        2/28/07                         8/31/06
                                                SHARES          AMOUNT          SHARES          AMOUNT
Shares sold

  Class A                                       2,288,850      $26,675,802        936,633       $9,265,824
  Class B                                         272,200        2,989,645        431,689        4,087,393
  Class C                                         248,416        2,744,969        168,042        1,594,448
  Class I                                         108,146        1,269,025         84,307          859,389
  Class R                                          75,409          882,616        100,509          991,380
  Class R1                                         34,389          359,424         24,284          239,333
  Class R2                                         75,781          879,656         31,881          288,973
  Class R3                                        170,702        2,002,402         97,787          947,694
  Class R4                                         60,059          708,421         77,723          839,955
  Class R5                                             --               --              8               78
----------------------------------------------------------------------------------------------------------
                                                3,333,952      $38,511,960      1,952,863      $19,114,467

Shares reacquired

  Class A                                      (1,673,551)    $(19,686,910)    (2,193,910)    $(21,391,336)
  Class B                                        (739,679)      (8,116,863)    (1,538,128)     (14,435,786)
  Class C                                        (213,685)      (2,347,950)      (421,535)      (3,939,737)
  Class I                                        (110,514)      (1,283,173)      (122,505)      (1,226,997)
  Class R                                         (52,052)        (605,063)       (57,043)        (568,460)
  Class R1                                        (26,492)        (300,752)        (9,866)         (98,868)
  Class R2                                        (34,395)        (408,215)        (4,276)         (38,622)
  Class R3                                       (139,487)      (1,623,479)       (39,636)        (372,004)
  Class R4                                        (20,008)        (237,207)       (72,583)        (751,370)
  Class R5                                             --               --             (8)             (75)
----------------------------------------------------------------------------------------------------------
                                               (3,009,863)    $(34,609,612)    (4,459,490)    $(42,823,255)

Net change

  Class A                                         615,299       $6,988,892     (1,257,277)    $(12,125,512)
  Class B                                        (467,479)      (5,127,218)    (1,106,439)     (10,348,393)
  Class C                                          34,731          397,019       (253,493)      (2,345,289)
  Class I                                          (2,368)         (14,148)       (38,198)        (367,608)
  Class R                                          23,357          277,553         43,466          422,920
  Class R1                                          7,897           58,672         14,418          140,465
  Class R2                                         41,386          471,441         27,605          250,351
  Class R3                                         31,215          378,923         58,151          575,690
  Class R4                                         40,051          471,214          5,140           88,585
  Class R5                                             --               --             --                3
----------------------------------------------------------------------------------------------------------
                                                  324,089       $3,902,348     (2,506,627)    $(23,708,788)

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended February 28, 2007, the fund's commitment fee and interest expense were $371 and $601, respectively, and are included in miscellaneous expense on the Statement of Operations.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA
1-800-637-8255                            02205-5824
24 hours a day
                                          OVERNIGHT MAIL
ACCOUNT SERVICE AND                       MFS Service Center, Inc.
LITERATURE                                500 Boylston Street
                                          Boston, MA 02116-3741
SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                               SEMIANNUAL REPORT

                                                              MFS(R) VALUE FUND

LETTER FROM THE CEO                                          1
--------------------------------------------------------------
PORTFOLIO COMPOSITION                                        2
--------------------------------------------------------------
EXPENSE TABLE                                                3
--------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                     5
--------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                         10
--------------------------------------------------------------
STATEMENT OF OPERATIONS                                     13
--------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                         14
--------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                        16
--------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                               31
--------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT               43
--------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                       43
--------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                              43
--------------------------------------------------------------
CONTACT INFORMATION                                 BACK COVER
--------------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
------------------------------------------------------------------------------

                                                                        2/28/07
                                                                        EIF-SEM

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. In February 2007 it hit its all-time high of 12,787. Less than a week later, stocks sold off around the globe. By March 5 the Dow was off 5.8%. That is a sign of volatile markets and a reason investors should make sure they have an investment plan that can ride out the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are inherently cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and that there is no sense in reacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    April 16, 2007


The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                              98.8%
              Cash & Other Net Assets                     1.2%

              TOP TEN HOLDINGS

              Altria Group, Inc.                          3.9%
              ------------------------------------------------
              Lockheed Martin Corp.                       3.9%
              ------------------------------------------------
              Bank of America Corp.                       3.9%
              ------------------------------------------------
              Allstate Corp.                              3.2%
              ------------------------------------------------
              Citigroup, Inc.                             3.2%
              ------------------------------------------------
              MetLife, Inc.                               3.1%
              ------------------------------------------------
              Johnson & Johnson                           2.7%
              ------------------------------------------------
              Goldman Sachs Group, Inc.                   2.6%
              ------------------------------------------------
              Exxon Mobil Corp.                           2.4%
              ------------------------------------------------
              TOTAL S.A., ADR                             2.2%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         31.7%
              ------------------------------------------------
              Industrial Goods & Services                11.4%
              ------------------------------------------------
              Energy                                     11.3%
              ------------------------------------------------
              Health Care                                 8.4%
              ------------------------------------------------
              Consumer Staples                            8.0%
              ------------------------------------------------
              Utilities & Communications                  7.9%
              ------------------------------------------------
              Basic Materials                             5.3%
              ------------------------------------------------
              Retailing                                   3.4%
              ------------------------------------------------
              Technology                                  3.3%
              ------------------------------------------------
              Autos & Housing                             3.0%
              ------------------------------------------------
              Leisure                                     2.3%
              ------------------------------------------------
              Transportation                              1.8%
              ------------------------------------------------
              Special Products & Services                 1.0%
              ------------------------------------------------

Percentages are based on net assets as of 2/28/07.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2006 through February 28, 2007

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2006 through February 28, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                      Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    9/01/06-
Class                       Ratio      9/01/06         2/28/07        2/28/07
--------------------------------------------------------------------------------
        Actual              1.11%     $1,000.00       $1,109.40        $5.81
  A     ------------------------------------------------------------------------
        Hypothetical (h)    1.11%     $1,000.00       $1,019.29        $5.56
--------------------------------------------------------------------------------
        Actual              1.76%     $1,000.00       $1,106.10        $9.19
  B    -------------------------------------------------------------------------
        Hypothetical (h)    1.76%     $1,000.00       $1,016.07        $8.80
--------------------------------------------------------------------------------
        Actual              1.76%     $1,000.00       $1,105.90        $9.19
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.76%     $1,000.00       $1,016.07        $8.80
--------------------------------------------------------------------------------
        Actual              0.76%     $1,000.00       $1,111.20        $3.98
  I     ------------------------------------------------------------------------
        Hypothetical (h)    0.76%     $1,000.00       $1,021.03        $3.81
--------------------------------------------------------------------------------
        Actual              0.86%     $1,000.00       $1,110.90        $4.50
  W     ------------------------------------------------------------------------
        Hypothetical (h)    0.86%     $1,000.00       $1,020.53        $4.31
--------------------------------------------------------------------------------
        Actual              1.26%     $1,000.00       $1,108.80        $6.59
  R     ------------------------------------------------------------------------
        Hypothetical (h)    1.26%     $1,000.00       $1,018.55        $6.31
--------------------------------------------------------------------------------
        Actual              1.85%     $1,000.00       $1,105.40        $9.66
  R1    ------------------------------------------------------------------------
        Hypothetical (h)    1.85%     $1,000.00       $1,015.62        $9.25
--------------------------------------------------------------------------------
        Actual              1.50%     $1,000.00       $1,107.20        $7.84
  R2    ------------------------------------------------------------------------
        Hypothetical (h)    1.50%     $1,000.00       $1,017.36        $7.50
--------------------------------------------------------------------------------
        Actual              1.40%     $1,000.00       $1,108.20        $7.32
  R3    ------------------------------------------------------------------------
        Hypothetical (h)    1.40%     $1,000.00       $1,017.85        $7.00
--------------------------------------------------------------------------------
        Actual              1.15%     $1,000.00       $1,109.40        $6.01
  R4    ------------------------------------------------------------------------
        Hypothetical (h)    1.15%     $1,000.00       $1,019.09        $5.76
--------------------------------------------------------------------------------
        Actual              0.86%     $1,000.00       $1,111.10        $4.50
  R5    ------------------------------------------------------------------------
        Hypothetical (h)    0.86%     $1,000.00       $1,020.53        $4.31
--------------------------------------------------------------------------------
        Actual              1.36%     $1,000.00       $1,107.80        $7.11
  529A  ------------------------------------------------------------------------
        Hypothetical (h)    1.36%     $1,000.00       $1,018.05        $6.80
--------------------------------------------------------------------------------
        Actual              2.01%     $1,000.00       $1,104.50       $10.49
  529B  ------------------------------------------------------------------------
        Hypothetical (h)    2.01%     $1,000.00       $1,014.83       $10.04
--------------------------------------------------------------------------------
        Actual              2.01%     $1,000.00       $1,104.50       $10.49
  529C  ------------------------------------------------------------------------
        Hypothetical (h)    2.01%     $1,000.00       $1,014.83       $10.04
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
2/28/07  (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Common Stocks - 98.8%
----------------------------------------------------------------------------------------------------
ISSUER                                                              SHARES/PAR           VALUE ($)
----------------------------------------------------------------------------------------------------
Aerospace - 7.5%
----------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                 3,846,290       $  374,167,091
Northrop Grumman Corp. (l)                                            2,839,380          204,009,453
United Technologies Corp.                                             2,231,870          146,477,628
                                                                                      --------------
                                                                                      $  724,654,172
----------------------------------------------------------------------------------------------------
Alcoholic Beverages - 1.1%
----------------------------------------------------------------------------------------------------
Diageo PLC                                                            5,172,989       $  102,028,637
----------------------------------------------------------------------------------------------------
Apparel Manufacturers - 1.5%
----------------------------------------------------------------------------------------------------
Hanesbrands, Inc. (a)(l)                                                287,481       $    8,224,831
NIKE, Inc., "B"                                                       1,281,410          133,868,903
                                                                                      --------------
                                                                                      $  142,093,734
----------------------------------------------------------------------------------------------------
Automotive - 0.5%
----------------------------------------------------------------------------------------------------
Johnson Controls, Inc. (l)                                              509,460       $   47,787,348
----------------------------------------------------------------------------------------------------
Broadcasting - 1.7%
----------------------------------------------------------------------------------------------------
Viacom, Inc., "B" (a)                                                 1,867,911       $   72,923,245
Walt Disney Co.                                                       1,372,730           47,029,730
WPP Group PLC                                                         3,039,460           44,103,338
                                                                                      --------------
                                                                                      $  164,056,313
----------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 5.5%
----------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                535,790       $   62,896,388
Goldman Sachs Group, Inc.                                             1,228,620          247,689,792
Lehman Brothers Holdings, Inc.                                          927,810           68,008,473
Mellon Financial Corp.                                                2,035,700           88,410,451
Merrill Lynch & Co., Inc.                                               706,830           59,147,534
                                                                                      --------------
                                                                                      $  526,152,638
----------------------------------------------------------------------------------------------------
Business Services - 1.0%
----------------------------------------------------------------------------------------------------
Accenture Ltd., "A"                                                   2,766,660       $   98,769,762
----------------------------------------------------------------------------------------------------
Chemicals - 3.3%
----------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                      1,492,920       $   65,389,896
Nalco Holding Co.                                                       904,100           21,607,990
PPG Industries, Inc.                                                  1,904,460          126,170,475
Syngenta AG                                                             599,330          105,936,332
                                                                                      --------------
                                                                                      $  319,104,693
----------------------------------------------------------------------------------------------------
Computer Software - 1.4%
----------------------------------------------------------------------------------------------------
Oracle Corp. (a)                                                      7,903,150       $  129,848,754
----------------------------------------------------------------------------------------------------
Computer Software - Systems - 0.6%
----------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                   1,355,260       $   53,370,139
----------------------------------------------------------------------------------------------------
Construction - 2.5%
----------------------------------------------------------------------------------------------------
Masco Corp.                                                           5,668,960       $  169,218,456
Sherwin-Williams Co.                                                    742,980           49,445,319
Toll Brothers, Inc. (a)(l)                                              760,010           22,693,899
                                                                                      --------------
                                                                                      $  241,357,674
----------------------------------------------------------------------------------------------------
Containers - 0.2%
----------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp. (a)                                     1,547,940       $   19,101,580
----------------------------------------------------------------------------------------------------
Electrical Equipment - 1.8%
----------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                             148,760       $   13,647,242
General Electric Co.                                                    553,700           19,335,204
Rockwell Automation, Inc. (l)                                         1,091,750           67,786,757
W.W. Grainger, Inc.                                                     947,930           73,132,800
                                                                                      --------------
                                                                                      $  173,902,003
----------------------------------------------------------------------------------------------------
Electronics - 0.9%
----------------------------------------------------------------------------------------------------
Intel Corp.                                                           4,551,510       $   90,347,474
----------------------------------------------------------------------------------------------------
Energy - Independent - 2.4%
----------------------------------------------------------------------------------------------------
Apache Corp.                                                          1,000,780       $   68,583,453
Devon Energy Corp. (l)                                                1,486,540           97,680,543
EOG Resources, Inc.                                                     884,130           59,890,966
                                                                                      --------------
                                                                                      $  226,154,962
----------------------------------------------------------------------------------------------------
Energy - Integrated - 8.6%
----------------------------------------------------------------------------------------------------
Chevron Corp.                                                           977,024       $   67,033,617
ConocoPhillips                                                        2,537,380          165,995,400
Exxon Mobil Corp.                                                     3,176,060          227,659,981
Hess Corp.                                                            2,156,140          114,383,227
Royal Dutch Shell PLC, ADR                                              670,010           43,557,350
TOTAL S.A., ADR                                                       3,121,000          210,105,720
                                                                                      --------------
                                                                                      $  828,735,295
----------------------------------------------------------------------------------------------------
Food & Beverages - 3.0%
----------------------------------------------------------------------------------------------------
Kellogg Co.                                                           2,105,430       $  105,103,066
Nestle S.A                                                              244,589           91,164,900
PepsiCo, Inc.                                                         1,143,316           72,200,405
Tyson Foods, Inc., "A" (l)                                            1,048,580           19,136,585
                                                                                      --------------
                                                                                      $  287,604,956
----------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.5%
----------------------------------------------------------------------------------------------------
CVS Corp.                                                             1,575,990       $   49,501,846
----------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.4%
----------------------------------------------------------------------------------------------------
Bowater, Inc. (l)                                                       353,090       $    8,537,716
International Paper Co.                                                 942,140           33,926,461
                                                                                      --------------
                                                                                      $   42,464,177
----------------------------------------------------------------------------------------------------
General Merchandise - 1.4%
----------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                                     3,087,590       $  137,891,769
----------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 1.4%
----------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                691,520       $   36,097,344
WellPoint, Inc. (a)                                                   1,288,790          102,317,038
                                                                                      --------------
                                                                                      $  138,414,382
----------------------------------------------------------------------------------------------------
Insurance - 9.4%
----------------------------------------------------------------------------------------------------
Aflac, Inc.                                                             844,980       $   39,883,056
Allstate Corp.                                                        5,156,910          309,724,015
Chubb Corp.                                                           1,112,170           56,776,279
Genworth Financial, Inc., "A"                                         2,906,940          102,818,468
Hartford Financial Services Group, Inc.                               1,009,915           95,497,562
MetLife, Inc.                                                         4,689,450          296,138,767
                                                                                      --------------
                                                                                      $  900,838,147
----------------------------------------------------------------------------------------------------
Leisure & Toys - 0.3%
----------------------------------------------------------------------------------------------------
Hasbro, Inc. (l)                                                      1,067,880       $   30,210,325
----------------------------------------------------------------------------------------------------
Machinery & Tools - 2.1%
----------------------------------------------------------------------------------------------------
Deere & Co.                                                           1,694,116       $  183,676,057
Eaton Corp.                                                             248,950           20,167,440
                                                                                      --------------
                                                                                      $  203,843,497
----------------------------------------------------------------------------------------------------
Major Banks - 8.8%
----------------------------------------------------------------------------------------------------
Bank of America Corp.                                                 7,342,055       $  373,490,338
Bank of New York Co., Inc.                                            3,533,020          143,511,272
PNC Financial Services Group, Inc.                                    1,723,540          126,352,717
SunTrust Banks, Inc.                                                  2,405,210          202,783,255
                                                                                      --------------
                                                                                      $  846,137,582
----------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.3%
----------------------------------------------------------------------------------------------------
Caremark Rx, Inc.                                                       518,500       $   31,934,415
----------------------------------------------------------------------------------------------------
Network & Telecom - 0.4%
----------------------------------------------------------------------------------------------------
Cisco Systems, Inc. (a)                                               1,393,740       $   36,153,616
----------------------------------------------------------------------------------------------------
Oil Services - 0.3%
----------------------------------------------------------------------------------------------------
Noble Corp.                                                             457,080       $   32,096,158
----------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 8.0%
----------------------------------------------------------------------------------------------------
American Express Co.                                                  1,543,510       $   87,779,414
Citigroup, Inc.                                                       6,068,950          305,875,080
Fannie Mae                                                            2,973,020          168,659,425
Freddie Mac                                                             823,850           52,874,693
UBS AG (l)                                                            2,597,046          154,046,692
                                                                                      --------------
                                                                                      $  769,235,304
----------------------------------------------------------------------------------------------------
Pharmaceuticals - 6.7%
----------------------------------------------------------------------------------------------------
Abbott Laboratories                                                     726,730       $   39,693,993
Eli Lilly & Co.                                                       1,579,380           83,138,563
Johnson & Johnson                                                     4,106,950          258,943,198
Merck & Co., Inc.                                                     2,351,760          103,853,722
Wyeth                                                                 3,241,790          158,588,367
                                                                                      --------------
                                                                                      $  644,217,843
----------------------------------------------------------------------------------------------------
Printing & Publishing - 0.3%
----------------------------------------------------------------------------------------------------
New York Times Co., "A" (l)                                             975,400       $   24,121,642
----------------------------------------------------------------------------------------------------
Railroad & Shipping - 1.8%
----------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                    1,372,060       $  108,653,431
Norfolk Southern Corp.                                                1,401,440           66,428,256
                                                                                      --------------
                                                                                      $  175,081,687
----------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.4%
----------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                          933,668       $   69,857,040
Praxair, Inc.                                                         1,122,060           69,219,881
                                                                                      --------------
                                                                                      $  139,076,921
----------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.9%
----------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                   31,391,483       $   87,216,541
----------------------------------------------------------------------------------------------------
Telephone Services - 2.3%
----------------------------------------------------------------------------------------------------
Embarq Corp.                                                            906,559       $   50,178,041
Sprint Nextel Corp.                                                   5,796,590          111,758,255
TELUS Corp. (non-voting shares)                                         328,180           15,509,118
Verizon Communications, Inc.                                          1,158,080           43,346,934
                                                                                      --------------
                                                                                      $  220,792,348
----------------------------------------------------------------------------------------------------
Tobacco - 3.9%
----------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                    4,442,180       $  374,386,930
----------------------------------------------------------------------------------------------------
Utilities - Electric Power - 4.7%
----------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                              1,866,280       $  159,622,928
Entergy Corp.                                                           679,010           67,018,287
FPL Group, Inc. (l)                                                   1,669,730           98,630,951
PPL Corp.                                                               660,100           25,097,002
Public Service Enterprise Group, Inc.                                   301,630           22,592,087
TXU Corp. (l)                                                         1,199,670       $   79,358,170
                                                                                      --------------
                                                                                      $  452,319,425
----------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (IDENTIFIED COST, $7,071,841,893)                                 $9,511,004,689
----------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 1.7%
----------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net
Asset Value                                                         162,321,804       $  162,321,804
----------------------------------------------------------------------------------------------------
Short-Term Obligations - 1.3% (y)
----------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.32%, due 3/01/07                  $101,894,000      $  101,894,000
Old Line Funding LLC, 5.26%, due 3/19/07 (t)                         17,463,000           17,417,072
Regency Markets No. 1 LLC, 5.27%, due 3/02/07 (t)                     9,100,000            9,098,668
----------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS, AT AMORTIZED COST                                       $  128,409,740
----------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $7,362,573,437)                                   $9,801,736,233
----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (1.8)%                                                 (172,021,626)
----------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                   $9,629,714,607
----------------------------------------------------------------------------------------------------
(a) Non-income producing security.
(l) All or a portion of this security is on loan.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under
    Section 4(2) of the Securities Act of 1933.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR      American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 2/28/07  (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value, including $158,629,747 of securities
on loan (identified cost, $7,362,573,437)                        $9,801,736,233
Cash                                                                        304
Receivable for investments sold                                      22,873,752
Receivable for fund shares sold                                      26,195,366
Interest and dividends receivable                                    21,400,651
Receivable from investment adviser                                       52,568
Other assets                                                            153,127
-------------------------------------------------------------------------------------------------------
Total assets                                                                             $9,872,412,001
-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Payable for investments purchased                                   $55,939,646
Payable for fund shares reacquired                                   22,689,790
Collateral for securities loaned, at value                          162,321,804
Payable to affiliates
  Management fee                                                        314,818
  Shareholder servicing costs                                           841,427
  Distribution and service fees                                         236,983
  Administrative services fee                                             3,356
  Program manager fees                                                      104
  Retirement plan administration and services fees                        2,159
Payable for independent trustees' compensation                           14,966
Accrued expenses and other liabilities                                  332,341
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $242,697,394
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $9,629,714,607
-------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                  $7,047,537,750
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies       2,439,164,830
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                       129,094,013
Undistributed net investment income                                  13,918,014
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $9,629,714,607
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   357,775,635
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued


Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                     $5,730,293,552
  Shares outstanding                                                212,677,552
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $26.94
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per
  share)                                                                                         $28.58
-------------------------------------------------------------------------------------------------------
Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                     $1,148,702,813
  Shares outstanding                                                 42,917,671
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $26.77
-------------------------------------------------------------------------------------------------------
Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $994,650,398
  Shares outstanding                                                 37,210,012
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $26.73
-------------------------------------------------------------------------------------------------------
Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                     $1,350,786,262
  Shares outstanding                                                 49,899,549
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $27.07
-------------------------------------------------------------------------------------------------------
Class W shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $22,804,936
  Shares outstanding                                                    846,475
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $26.94
-------------------------------------------------------------------------------------------------------
Class R shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $93,912,269
  Shares outstanding                                                  3,492,997
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $26.89
-------------------------------------------------------------------------------------------------------
Class R1 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $8,458,071
  Shares outstanding                                                    317,613
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $26.63
-------------------------------------------------------------------------------------------------------
Class R2 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $8,083,203
  Shares outstanding                                                    302,285
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $26.74
-------------------------------------------------------------------------------------------------------
Class R3 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $61,292,853
  Shares outstanding                                                  2,287,400
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $26.80
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued


Class R4 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $86,787,071
  Shares outstanding                                                  3,225,157
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $26.91
-------------------------------------------------------------------------------------------------------
Class R5 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $116,469,233
  Shares outstanding                                                  4,319,216
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $26.97
-------------------------------------------------------------------------------------------------------
Class 529A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $4,682,091
  Shares outstanding                                                    174,608
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $26.81
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per
  share)                                                                                         $28.45
-------------------------------------------------------------------------------------------------------
Class 529B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $1,185,231
  Shares outstanding                                                     44,607
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $26.57
-------------------------------------------------------------------------------------------------------
Class 529C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $1,606,624
  Shares outstanding                                                     60,493
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $26.56
-------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class
529B, and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Six months ended 2/28/07  (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.


NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Income
  Dividends                                                          $95,135,475
  Interest                                                             3,319,782
  Foreign taxes withheld                                                (652,851)
------------------------------------------------------------------------------------------------------
Total investment income                                                                    $97,802,406
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                     $27,332,599
  Distribution and service fees                                       20,556,919
  Program manager fees                                                     8,597
  Shareholder servicing costs                                          6,167,994
  Administrative services fee                                            303,734
  Retirement plan administration and services fees                       164,256
  Independent trustees' compensation                                      60,191
  Custodian fee                                                          437,553
  Shareholder communications                                             276,523
  Auditing fees                                                           22,589
  Legal fees                                                             118,254
  Miscellaneous                                                          285,667
------------------------------------------------------------------------------------------------------
Total expenses                                                                             $55,734,876
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                  (327,290)
  Reduction of expenses by investment adviser                           (472,502)
------------------------------------------------------------------------------------------------------
Net expenses                                                                               $54,935,084
------------------------------------------------------------------------------------------------------
Net investment income                                                                      $42,867,322
------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                           $210,136,854
  Foreign currency transactions                                           (1,775)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                     $210,135,079
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                       $669,658,560
  Translation of assets and liabilities in foreign currencies             (4,156)
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                      $669,654,404
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                          $879,789,483
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $922,656,805
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                            SIX MONTHS ENDED                 YEAR ENDED
                                                                     2/28/07                    8/31/06
                                                                 (UNAUDITED)
CHANGE IN NET ASSETS

FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                            $42,867,322               $101,398,166
Net realized gain (loss) on investments and foreign
currency transactions                                            210,135,079                303,639,543
Net unrealized gain (loss) on investments and foreign
currency translation                                             669,654,404                521,315,817
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                            $922,656,805               $926,353,526
-------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                       $(39,929,473)              $(56,268,368)
  Class B                                                         (5,078,228)                (6,779,390)
  Class C                                                         (4,128,352)                (4,984,908)
  Class I                                                        (11,446,415)               (15,180,640)
  Class W                                                           (107,096)                      (388)
  Class R                                                           (741,144)                (1,084,796)
  Class R1                                                           (25,011)                   (14,051)
  Class R2                                                           (32,290)                   (12,119)
  Class R3                                                          (244,352)                  (160,191)
  Class R4                                                          (391,948)                  (168,024)
  Class R5                                                          (568,852)                  (571,771)
  Class 529A                                                         (27,030)                   (32,149)
  Class 529B                                                          (3,414)                    (2,874)
  Class 529C                                                          (4,664)                    (4,307)

From net realized gain on investments and foreign
currency transactions
  Class A                                                      $(161,744,414)             $(217,446,760)
  Class B                                                        (34,846,208)               (58,304,573)
  Class C                                                        (28,334,762)               (41,125,028)
  Class I                                                        (37,523,913)               (44,433,140)
  Class W                                                           (415,807)                        --
  Class R                                                         (3,323,744)                (5,057,671)
  Class R1                                                          (202,116)                   (65,732)
  Class R2                                                          (177,924)                   (32,165)
  Class R3                                                        (1,332,483)                  (644,654)
  Class R4                                                        (1,724,464)                  (108,618)
  Class R5                                                        (1,986,525)                (2,214,112)
  Class 529A                                                        (129,843)                  (147,960)
  Class 529B                                                         (31,527)                   (34,246)
  Class 529C                                                         (45,316)                   (54,564)
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                   $(334,547,315)             $(454,933,199)
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions               $665,923,066               $224,602,050
-------------------------------------------------------------------------------------------------------
Total change in net assets                                    $1,254,032,556               $696,022,377
-------------------------------------------------------------------------------------------------------

NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                         8,375,682,051              7,679,659,674

At end of period (including undistributed net investment
income of $13,918,014 and $33,778,961, respectively)          $9,629,714,607             $8,375,682,051
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                SIX MONTHS                                       YEARS ENDED 8/31
                                     ENDED      -------------------------------------------------------------------------------
CLASS A                            2/28/07              2006             2005             2004              2003           2002
                               (UNAUDITED)
Net asset value,
beginning of period                 $25.20            $23.81           $20.88           $18.03            $17.21         $19.28
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)          $0.14             $0.34            $0.28            $0.23             $0.24          $0.20
  Net realized and
  unrealized gain (loss) on
  investments and foreign
  currency                            2.60              2.48             2.91             2.84              0.81          (2.05)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                           $2.74             $2.82            $3.19            $3.07             $1.05         $(1.85)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income        $(0.20)           $(0.29)          $(0.26)          $(0.22)           $(0.23)        $(0.15)
  From net realized gain on
  investments and foreign
  currency transactions              (0.80)            (1.14)              --               --                --          (0.07)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                     $(1.00)           $(1.43)          $(0.26)          $(0.22)           $(0.23)        $(0.22)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                              $26.94            $25.20           $23.81           $20.88            $18.03         $17.21
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)           10.94(n)          12.36            15.36            17.13(b)           6.22          (9.64)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                        1.12(a)           1.17             1.16             1.18              1.20           1.25
Expenses after expense
reductions (f)                        1.11(a)           1.16             1.16             1.18               N/A            N/A
Net investment income                 1.05(a)           1.40             1.23             1.14              1.41           1.05
Portfolio turnover                      13                26               24               42                55             48
Net assets at end of period
(000 Omitted)                   $5,730,294        $4,929,525       $4,554,484       $3,527,854        $3,039,085     $1,820,568
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                  SIX MONTHS                                      YEARS ENDED 8/31
                                       ENDED      -----------------------------------------------------------------------------
CLASS B                              2/28/07              2006             2005             2004             2003          2002
                                 (UNAUDITED)
Net asset value,
beginning of period                   $25.04            $23.66           $20.77           $17.94           $17.13        $19.19
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)            $0.05             $0.17            $0.13            $0.10            $0.12         $0.07
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency                  2.59              2.49             2.90             2.83             0.81         (2.02)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                             $2.64             $2.66            $3.03            $2.93            $0.93        $(1.95)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income          $(0.11)           $(0.14)          $(0.14)          $(0.10)          $(0.12)       $(0.04)
  From net realized gain on
  investments and foreign
  currency transactions                (0.80)            (1.14)              --               --               --        $(0.07)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                       $(0.91)           $(1.28)          $(0.14)          $(0.10)          $(0.12)       $(0.11)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period        $26.77            $25.04           $23.66           $20.77           $17.94        $17.13
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)             10.61(n)          11.66            14.61            16.35(b)          5.50        (10.20)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                          1.77(a)           1.82             1.81             1.82             1.85          1.90
Expenses after expense
reductions (f)                          1.76(a)           1.81             1.81             1.82              N/A           N/A
Net investment income                   0.38(a)           0.72             0.58             0.49             0.76          0.40
Portfolio turnover                        13                26               24               42               55            48
Net assets at end of period
(000 Omitted)                     $1,148,703        $1,139,651       $1,262,029       $1,199,074       $1,069,389      $923,330
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                      SIX MONTHS                                    YEARS ENDED 8/31
                                           ENDED         ----------------------------------------------------------------------
CLASS C                                  2/28/07             2006             2005           2004           2003           2002
                                     (UNAUDITED)
Net asset value,
beginning of period                       $25.01           $23.64           $20.75         $17.93         $17.12         $19.18
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                $0.05            $0.18            $0.13          $0.10          $0.12          $0.07
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                          2.58             2.47             2.90           2.82           0.81          (2.02)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations           $2.63            $2.65            $3.03          $2.92          $0.93         $(1.95)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income              $(0.11)          $(0.14)          $(0.14)        $(0.10)        $(0.12)        $(0.04)
  From net realized gain on
  investments and foreign currency
  transactions                             (0.80)           (1.14)              --             --             --          (0.07)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                              $(0.91)          $(1.28)          $(0.14)        $(0.10)        $(0.12)        $(0.11)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $26.73           $25.01           $23.64         $20.75         $17.93         $17.12
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                 10.59(n)         11.65            14.63          16.32(b)        5.52         (10.21)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)      1.77(a)          1.82             1.81           1.82           1.85           1.90
Expenses after expense reductions (f)       1.76(a)          1.81             1.81           1.82            N/A            N/A
Net investment income                       0.39(a)          0.74             0.58           0.49           0.76           0.40
Portfolio turnover                            13               26               24             42             55             48
Net assets at end of period
(000 Omitted)                           $994,650         $881,538         $863,486       $761,669       $648,318       $473,537
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                     SIX MONTHS                                     YEARS ENDED 8/31
                                          ENDED      ------------------------------------------------------------------------------
CLASS I                                 2/28/07              2006             2005            2004           2003          2002
                                    (UNAUDITED)
Net asset value,
beginning of period                      $25.32            $23.91           $20.95          $18.10         $17.27        $19.35
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)               $0.19             $0.43            $0.37           $0.30          $0.30         $0.27
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                         2.60              2.49             2.91            2.84           0.82         (2.06)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations          $2.79             $2.92            $3.28           $3.14          $1.12        $(1.79)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income             $(0.24)           $(0.37)          $(0.32)         $(0.29)        $(0.29)       $(0.22)
  From net realized gain on
  investments and foreign
  currency transactions                   (0.80)            (1.14)              --              --             --         (0.07)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                             $(1.04)           $(1.51)          $(0.32)         $(0.29)        $(0.29)       $(0.29)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $27.07            $25.32           $23.91          $20.95         $18.10        $17.27
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                   11.12(n)          12.78            15.78           17.47(b)        6.61         (9.35)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)     0.77(a)           0.82             0.81            0.83           0.85          0.90
Expenses after expense reductions (f)      0.76(a)           0.81             0.81            0.83            N/A           N/A
Net investment income                      1.39(a)           1.77             1.59            1.50           1.76          1.40
Portfolio turnover                           13                26               24              42             55            48
Net assets at end of period
(000 Omitted)                        $1,350,786        $1,162,665         $899,654        $593,364       $296,961       $76,932
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                       SIX MONTHS
                                                                            ENDED               YEAR ENDED
CLASS W                                                                   2/28/07               8/31/06(i)
                                                                      (UNAUDITED)
Net asset value, beginning of period                                       $25.20                   $25.04
----------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                 $0.18                    $0.24
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                           2.59                     0.02(g)
----------------------------------------------------------------------------------------------------------
Total from investment operations                                            $2.77                    $0.26
----------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------
  From net investment income                                               $(0.23)                  $(0.10)
  From net realized gain on investments and foreign
  currency transactions                                                     (0.80)                      --
----------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                               $(1.03)                  $(0.10)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $26.94                   $25.20
----------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                     11.09(n)                  1.05(n)
----------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                       0.87(a)                  0.92(a)
Expenses after expense reductions (f)                                        0.86(a)                  0.91(a)
Net investment income                                                        1.37(a)                  3.32(a)
Portfolio turnover                                                             13                       26
Net assets at end of period (000 Omitted)                                 $22,805                   $8,952
----------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                  SIX MONTHS                              YEARS ENDED 8/31
                                                       ENDED         --------------------------------------------------------
CLASS R                                              2/28/07             2006            2005            2004         2003(i)
                                                 (UNAUDITED)
Net asset value, beginning of period                  $25.15           $23.76          $20.84          $18.01          $16.53
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                            $0.12            $0.30           $0.25           $0.21           $0.15
  Net realized and unrealized gain (loss) on
  investments and foreign currency                      2.60             2.49            2.90            2.82            1.45
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $2.72            $2.79           $3.15           $3.03           $1.60
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                          $(0.18)          $(0.26)         $(0.23)         $(0.20)         $(0.12)
  From net realized gain on investments and
  foreign currency transactions                        (0.80)           (1.14)             --              --              --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $(0.98)          $(1.40)         $(0.23)         $(0.20)         $(0.12)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $26.89           $25.15          $23.76          $20.84          $18.01
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                10.88(n)         12.22           15.21           16.92(b)         9.76(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                  1.27(a)          1.31            1.31            1.33            1.42(a)
Expenses after expense reductions (f)                   1.26(a)          1.31            1.31            1.33             N/A
Net investment income                                   0.88(a)          1.24            1.10            1.02            1.26(a)
Portfolio turnover                                        13               26              24              42              55
Net assets at end of period (000 Omitted)            $93,912         $101,162         $85,302         $47,970         $14,583
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued


                                                                     SIX MONTHS                 YEARS ENDED 8/31
                                                                          ENDED           -------------------------
CLASS R1                                                                2/28/07              2006           2005(i)
                                                                    (UNAUDITED)
Net asset value, beginning of period                                     $24.93            $23.63            $23.17
-------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                               $0.04             $0.22             $0.09
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                         2.57              2.39              0.42(g)
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          $2.61             $2.61             $0.51
-------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------
  From net investment income                                             $(0.11)           $(0.17)           $(0.05)
  From net realized gain on investments and foreign
  currency transactions                                                   (0.80)            (1.14)               --
-------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                             $(0.91)           $(1.31)           $(0.05)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $26.63            $24.93            $23.63
-------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                   10.54(n)          11.51              2.21(n)
-------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                     1.96(a)           2.02              2.04(a)
Expenses after expense reductions (f)                                      1.85(a)           1.92              2.04(a)
Net investment income                                                      0.34(a)           0.93              0.89(a)
Portfolio turnover                                                           13                26                24
Net assets at end of period (000 Omitted)                                $8,458            $4,639              $574
-------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued


                                                                     SIX MONTHS                 YEARS ENDED 8/31
                                                                          ENDED           -------------------------
CLASS R2                                                                2/28/07              2006           2005(i)
                                                                    (UNAUDITED)
Net asset value, beginning of period                                     $25.03            $23.67            $23.17
-------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                               $0.09             $0.30             $0.11
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                         2.58              2.42              0.43(g)
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          $2.67             $2.72             $0.54
-------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------
  From net investment income                                             $(0.16)           $(0.22)           $(0.04)
  From net realized gain on investments and foreign
  currency transactions                                                   (0.80)            (1.14)               --
-------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                             $(0.96)           $(1.36)           $(0.04)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $26.74            $25.03            $23.67
-------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                   10.72(n)          11.96              2.34(n)
-------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                     1.66(a)           1.71              1.73(a)
Expenses after expense reductions (f)                                      1.50(a)           1.57              1.73(a)
Net investment income                                                      0.68(a)           1.33              1.49(a)
Portfolio turnover                                                           13                26                24
Net assets at end of period (000 Omitted)                                $8,083            $4,520              $732
-------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                          SIX MONTHS                           YEARS ENDED 8/31
                                                               ENDED           -------------------------------------------
CLASS R3                                                     2/28/07              2006              2005           2004(i)
                                                         (UNAUDITED)
Net asset value, beginning of period                          $25.07            $23.71            $20.84            $18.73
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                    $0.10             $0.31             $0.21             $0.11
  Net realized and unrealized gain (loss) on
  investments and foreign currency                              2.59              2.43              2.88              2.12
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                               $2.69             $2.74             $3.09             $2.23
--------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net investment income                                  $(0.16)           $(0.24)           $(0.22)           $(0.12)
  From net realized gain on investments and foreign
  currency transactions                                        (0.80)            (1.14)               --                --
--------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                  $(0.96)           $(1.38)           $(0.22)           $(0.12)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $26.80            $25.07            $23.71            $20.84
--------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                        10.82(n)          12.03             14.91             11.93(b)(n)
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                          1.51(a)           1.56              1.57              1.59(a)
Expenses after expense reductions (f)                           1.40(a)           1.47              1.57              1.59(a)
Net investment income                                           0.78(a)           1.27              0.93              0.80(a)
Portfolio turnover                                                13                26                24                42
Net assets at end of period (000 Omitted)                    $61,293           $30,001            $8,316              $414
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued


                                                                     SIX MONTHS                 YEARS ENDED 8/31
                                                                          ENDED           -------------------------
CLASS R4                                                                2/28/07              2006           2005(i)
                                                                    (UNAUDITED)
Net asset value, beginning of period                                     $25.17            $23.81            $23.29
-------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                               $0.14             $0.42             $0.15
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                         2.59              2.39              0.44(g)
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          $2.73             $2.81             $0.59
-------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------
  From net investment income                                             $(0.19)           $(0.31)           $(0.07)
  From net realized gain on investments and foreign
  currency transactions                                                   (0.80)            (1.14)               --
-------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                             $(0.99)           $(1.45)           $(0.07)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $26.91            $25.17            $23.81
-------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                   10.94(n)          12.33              2.53(n)
-------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                     1.16(a)           1.22              1.23(a)
Expenses after expense reductions (f)                                      1.15(a)           1.22              1.23(a)
Net investment income                                                      1.04(a)           1.80              1.94(a)
Portfolio turnover                                                           13                26                24
Net assets at end of period (000 Omitted)                               $86,787           $46,731              $400
-------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued


                                                                     SIX MONTHS                 YEARS ENDED 8/31
                                                                          ENDED           -------------------------
CLASS R5                                                                2/28/07              2006           2005(i)
                                                                    (UNAUDITED)

Net asset value, beginning of period                                     $25.22            $23.83            $23.29
-------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                               $0.18             $0.45             $0.15
  Net realized and unrealized gain (loss) on
  investments and foreign currency                                         2.60              2.43              0.47(g)
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          $2.78             $2.88             $0.62
-------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------
  From net investment income                                             $(0.23)           $(0.35)           $(0.08)
  From net realized gain on investments and foreign
  currency transactions                                                   (0.80)            (1.14)               --
-------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                             $(1.03)           $(1.49)           $(0.08)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $26.97            $25.22            $23.83
-------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                   11.11(n)          12.64              2.68(n)
-------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                     0.87(a)           0.92              0.92(a)
Expenses after expense reductions (f)                                      0.86(a)           0.91              0.92(a)
Net investment income                                                      1.39(a)           1.80              1.57(a)
Portfolio turnover                                                           13                26                24
Net assets at end of period (000 Omitted)                              $116,469           $60,124               $51
-------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                         SIX MONTHS                                   YEARS ENDED 8/31
                                              ENDED          -----------------------------------------------------------------
CLASS 529A                                  2/28/07            2006            2005           2004          2003       2002(i)
                                        (UNAUDITED)

Net asset value, beginning of period         $25.09          $23.71          $20.80         $18.00        $17.21        $16.84
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                   $0.10           $0.28           $0.23          $0.18         $0.20         $0.03
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                     2.59            2.48            2.90           2.80          0.81          0.34
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations              $2.69           $2.76           $3.13          $2.98         $1.01         $0.37
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                 $(0.17)         $(0.24)         $(0.22)        $(0.18)       $(0.22)          $--
  From net realized gain on investments
  and foreign currency transactions           (0.80)          (1.14)             --             --            --            --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                 $(0.97)         $(1.38)         $(0.22)        $(0.18)       $(0.22)          $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $26.81          $25.09          $23.71         $20.80        $18.00        $17.21
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                    10.78(n)        12.11           15.09          16.63(b)       5.98          2.20(n)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)         1.37(a)         1.42            1.41           1.43          1.48          1.50(a)
Expenses after expense reductions (f)          1.36(a)         1.41            1.41           1.43           N/A           N/A
Net investment income                          0.79(a)         1.18            0.99           0.91          1.20          2.23(a)
Portfolio turnover                               13              26              24             42            55            48
Net assets at end of period
(000 Omitted)                                $4,682          $3,947          $2,914         $1,673          $806           $10
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                         SIX MONTHS                                   YEARS ENDED 8/31
                                              ENDED          -----------------------------------------------------------------
CLASS 529B                                  2/28/07            2006            2005           2004          2003       2002(i)
                                        (UNAUDITED)
Net asset value, beginning of period         $24.87          $23.52          $20.67         $17.87        $17.12        $16.76
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                   $0.02           $0.13           $0.08          $0.05         $0.09         $0.02
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                     2.56            2.45            2.87           2.81          0.80          0.34
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations              $2.58           $2.58           $2.95          $2.86         $0.89         $0.36
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                 $(0.08)         $(0.09)         $(0.10)        $(0.06)       $(0.14)          $--
  From net realized gain on investments
  and foreign currency transactions           (0.80)          (1.14)             --             --            --            --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                 $(0.88)         $(1.23)         $(0.10)        $(0.06)       $(0.14)          $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $26.57          $24.87          $23.52         $20.67        $17.87        $17.12
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                    10.45(n)        11.39           14.32          16.03(b)       5.29          2.15(n)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)         2.02(a)         2.06            2.06           2.07          2.13          2.15(a)
Expenses after expense reductions (f)          2.01(a)         2.06            2.06           2.07           N/A           N/A
Net investment income                          0.15(a)         0.53            0.34           0.27          0.52          1.33(a)
Portfolio turnover                               13              26              24             42            55            48
Net assets at end of period
(000 Omitted)                                $1,185            $946            $655           $439          $181            $6
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                         SIX MONTHS                                   YEARS ENDED 8/31
                                              ENDED          -----------------------------------------------------------------
CLASS 529C                                  2/28/07            2006            2005           2004          2003       2002(i)
                                        (UNAUDITED)
Net asset value, beginning of period         $24.86          $23.51          $20.66         $17.86        $17.11        $16.75
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                   $0.02           $0.12           $0.08          $0.05         $0.09         $0.02
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                     2.56            2.46            2.87           2.81          0.80          0.34
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations              $2.58           $2.58           $2.95          $2.86         $0.89         $0.36
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                 $(0.08)         $(0.09)         $(0.10)        $(0.06)       $(0.14)          $--
  From net realized gain on investments
  and foreign currency transactions           (0.80)          (1.14)             --             --            --            --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                 $(0.88)         $(1.23)         $(0.10)        $(0.06)       $(0.14)          $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $26.56          $24.86          $23.51         $20.66        $17.86        $17.11
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                    10.45(n)        11.39           14.32          16.03(b)       5.31          2.15(n)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)         2.02(a)         2.06            2.06           2.07          2.13          2.15(a)
Expenses after expense reductions (f)          2.01(a)         2.06            2.06           2.07           N/A           N/A
Net investment income                          0.15(a)         0.51            0.36           0.26          0.55          1.75(a)
Portfolio turnover                               13              26              24             42            55            48
Net assets at end of period
(000 Omitted)                                $1,607          $1,279          $1,062           $643          $352           $21
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a) Annualized.
(b) The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, July 31, 2002 (Classes 529A, 529B, and 529C), December 31, 2002 (Class R), October 31, 2003 (Class R3), April 1, 2005 (Classes R1, R2, R4, and R5) and May 1, 2006 (Class W) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Value Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving its portfolio holdings are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 28, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and redemptions in-kind.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                             8/31/06

          Ordinary income (including any short-term
          capital gains)                                   $90,625,348
          Long-term capital gain                           364,307,851
          ------------------------------------------------------------
          Total distributions                             $454,933,199

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 2/28/07
          Cost of investments                           $7,381,017,867
          ------------------------------------------------------------
          Gross appreciation                             $2,492,735,755
          Gross depreciation                               (72,017,389)
          ------------------------------------------------------------
          Net unrealized appreciation (depreciation)    $2,420,718,366

          AS OF 8/31/06
          Undistributed ordinary income                    $41,676,548
          Undistributed long-term capital gain             201,335,214
          Other temporary differences                           (4,200)
          Net unrealized appreciation (depreciation)     1,751,059,805

The aggregate cost above includes prior fiscal year end tax adjustments.

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is evaluating the application of the Interpretation to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.60% of the fund's average daily net assets.

The investment adviser has agreed in writing to reduce its management fee to 0.55% of average daily net assets in excess of $7.5 billion. This written agreement may be rescinded only upon consent of the fund's Board of Trustees. This management fee reduction amounted to $418,128, which is shown as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the six months ended February 28, 2007 was equivalent to an annual effective rate of 0.59% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $251,232 and $1,520 for the six months ended February 28, 2007, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE            PLAN(d)           RATE(e)                 FEE
Class A                             0.10%              0.25%              0.35%             0.35%          $9,474,480
Class B                             0.75%              0.25%              1.00%             1.00%           5,827,599
Class C                             0.75%              0.25%              1.00%             1.00%           4,735,496
Class W                             0.10%                 --              0.10%             0.10%               7,108
Class R                             0.25%              0.25%              0.50%             0.50%             264,490
Class R1                            0.50%              0.25%              0.75%             0.75%              24,392
Class R2                            0.25%              0.25%              0.50%             0.50%              15,310
Class R3                            0.25%              0.25%              0.50%             0.50%             112,860
Class R4                               --              0.25%              0.25%             0.25%              74,866
Class 529A                          0.25%              0.25%              0.50%             0.35%               7,575
Class 529B                          0.75%              0.25%              1.00%             1.00%               5,320
Class 529C                          0.75%              0.25%              1.00%             1.00%               7,423
---------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                       $20,556,919

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.

(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended
    February 28, 2007 based on each class' average daily net assets. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2007, were as follows:

                                                          AMOUNT

              Class A                                    $51,703
              Class B                                   $564,266
              Class C                                    $16,279
              Class 529B                                    $198
              Class 529C                                     $38

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% of the average daily net assets attributable to each 529 share class. The fee is based on average daily net assets and is currently established at 0.25% annually of average daily net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended February 28, 2007, were as follows:

                                                          AMOUNT

              Class 529A                                  $5,411
              Class 529B                                   1,330
              Class 529C                                   1,856
              --------------------------------------------------
              Total Program Manager Fees                  $8,597

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2007, the fee was $3,452,540, which equated to 0.0757% annually of the fund's average daily net assets. Effective January 1, 2007, MFSC has entered into a sub-accounting agreement with SunLife Retirement Services (U.S.), Inc. (SRS), an affiliate of MFSC, on behalf of the fund to provide omnibus account services to the fund. MFSC pays SRS both an asset based fee and a per account charge of the assets held in the omnibus account. The fund then reimburses MFSC for the sub-accounting fees paid to SRS. For the six months ended February 28, 2007, the sub-accounting fee for SRS was $244,568, which equated to 0.0054% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses. For the six months ended February 28, 2007, these out-of-pocket and sub-accounting costs amounted to $2,069,568. The fund may also pay shareholder servicing related costs directly to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. The fund's annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended February 28, 2007 was equivalent to an annual effective rate of 0.0067% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended February 28, 2007, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                          ANNUAL
                                                       EFFECTIVE          TOTAL
                                         FEE RATE        RATE(g)         AMOUNT

Class R1                                    0.45%          0.35%        $14,635
Class R2                                    0.40%          0.25%         12,249
Class R3                                    0.25%          0.15%         56,430
Class R4                                    0.15%          0.15%         44,919
Class R5                                    0.10%          0.10%         36,023
-------------------------------------------------------------------------------
Total Retirement Plan Administration
  and Services Fees                                                    $164,256

(g) MFS has agreed in writing to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement will continue until at least September 30, 2008. For the six months ended February 28, 2007, this waiver amounted to $30,417 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $555. This amount is included in independent trustees' compensation for the six months ended February 28, 2007. The liability for deferred retirement benefits payable to certain retired independent trustees amounted to $9,946 at February 28, 2007, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended February 28, 2007, the fee paid to Tarantino LLC was $36,733. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $23,957, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $1,497,739,200 and $1,129,224,464, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                               SIX MONTHS ENDED                       YEAR ENDED
                                                   2/28/07                            8/31/06(i)
                                          SHARES            AMOUNT            SHARES            AMOUNT
Shares sold
  Class A                                38,069,768      $1,015,918,178      60,803,749      $1,470,033,391
  Class B                                 2,529,176          66,880,916       4,311,711         103,369,845
  Class C                                 3,897,182         103,246,991       5,194,373         124,008,983
  Class I                                 4,306,678         115,306,979       9,361,214         225,782,424
  Class W                                   523,492          14,057,841         355,829           8,707,026
  Class R                                   597,070          15,878,360       2,171,753          51,431,346
  Class R1                                  322,180           8,633,989         219,186           5,288,225
  Class R2                                  303,857           8,137,856         192,249           4,708,059
  Class R3                                2,207,413          59,170,233       1,329,770          31,972,342
  Class R4                                3,330,741          90,794,230       2,221,181          53,759,704
  Class R5                                2,164,600          58,905,364       2,712,139          63,685,240
  Class 529A                                 18,909             502,735          36,431             876,014
  Class 529B                                  6,197             163,281           9,630             228,856
  Class 529C                                 10,981             286,965           8,588             204,251
------------------------------------------------------------------------------------------------------------
                                         58,288,244      $1,557,883,918      88,927,803      $2,144,055,706

Shares issued to shareholders in
reinvestment of distributions
  Class A                                 6,037,277        $159,746,219       9,462,744        $221,685,921
  Class B                                 1,245,618          32,830,501       2,278,450          53,009,523
  Class C                                   773,319          20,352,377       1,259,073          29,257,616
  Class I                                 1,773,437          47,098,644       2,428,532          57,190,569
  Class W                                    16,682             441,422              16                 388
  Class R                                   143,380           3,788,763         246,252           5,756,203
  Class R1                                    8,655             227,127           3,439              79,783
  Class R2                                    7,988             210,174           1,901              44,284
  Class R3                                   59,481           1,568,209          34,444             803,843
  Class R4                                   80,031           2,116,010          11,675             276,619
  Class R5                                      269               7,116             138               3,249
  Class 529A                                  5,948             156,809           7,720             180,072
  Class 529B                                  1,334              34,940           1,606              37,120
  Class 529C                                  1,909              49,980           2,549              58,871
------------------------------------------------------------------------------------------------------------
                                         10,155,328        $268,628,291      15,738,539        $368,384,061

Shares reacquired
  Class A                               (27,024,553)      $(723,269,227)    (65,973,843)    $(1,589,756,950)
  Class B                                (6,371,375)       (169,064,056)    (14,415,374)       (346,071,665)
  Class C                                (2,706,854)        (71,751,900)     (7,736,571)       (185,371,128)
  Class I                                (2,105,993)        (56,370,985)     (3,495,733)        (85,149,119)
  Class W                                   (48,922)         (1,300,761)           (622)            (15,405)
  Class R                                (1,270,148)        (34,161,470)     (1,985,641)        (48,501,782)
  Class R1                                 (199,309)         (5,364,717)        (60,823)         (1,476,315)
  Class R2                                 (190,171)         (5,123,694)        (44,464)         (1,089,173)
  Class R3                               (1,175,991)        (31,867,794)       (518,447)        (12,427,593)
  Class R4                               (2,041,964)        (55,862,536)       (393,300)         (9,578,895)
  Class R5                                 (229,587)         (6,125,712)       (330,497)         (8,024,795)
  Class 529A                                 (7,591)           (198,905)         (9,716)           (232,975)
  Class 529B                                   (965)            (25,604)         (1,056)            (25,650)
  Class 529C                                 (3,834)           (101,782)         (4,854)           (116,272)
------------------------------------------------------------------------------------------------------------
                                        (43,377,257)    $(1,160,589,143)    (94,970,941)    $(2,287,837,717)
Net change
  Class A                                17,082,492        $452,395,170       4,292,650        $101,962,362
  Class B                                (2,596,581)        (69,352,639)     (7,825,213)       (189,692,297)
  Class C                                 1,963,647          51,847,468      (1,283,125)        (32,104,529)
  Class I                                 3,974,122         106,034,638       8,294,013         197,823,874
  Class W                                   491,252          13,198,502         355,223           8,692,009
  Class R                                  (529,698)        (14,494,347)        432,364           8,685,767
  Class R1                                  131,526           3,496,399         161,802           3,891,693
  Class R2                                  121,674           3,224,336         149,686           3,663,170
  Class R3                                1,090,903          28,870,648         845,767          20,348,592
  Class R4                                1,368,808          37,047,704       1,839,556          44,457,428
  Class R5                                1,935,282          52,786,768       2,381,780          55,663,694
  Class 529A                                 17,266             460,639          34,435             823,111
  Class 529B                                  6,566             172,617          10,180             240,326
  Class 529C                                  9,056             235,163           6,283             146,850
------------------------------------------------------------------------------------------------------------
                                         25,066,315        $665,923,066       9,695,401        $224,602,050

(i) For the period from the class' inception, May 1, 2006 (Class W) through the stated period ended.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund and MFS Aggressive Growth Allocation Fund were the owners of record of approximately 1%, 3%, 4% and 2% respectively, of the value of outstanding voting shares. In addition, the MFS Lifetime Retirement Income Fund, the MFS Lifetime 2010 Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2030 Fund and the MFS Lifetime 2040 Fund were each the owners of record of less than 1% of the value of outstanding voting shares.

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended February 28, 2007, the fund's commitment fee and interest expense were $25,387 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA 02205-5824
1-800-637-8255
24 hours a day                            OVERNIGHT MAIL
                                          MFS Service Center, Inc.
ACCOUNT SERVICE AND                       500 Boylston Street
LITERATURE                                Boston, MA 02116-3741

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

                             M F S(R)
                             INVESTMENT MANAGEMENT

                               [graphic omitted]

                               Semiannual report

                                                       MFS(R) CASH RESERVE FUND

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
EXPENSE TABLE                                      3
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           5
----------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                7
----------------------------------------------------
STATEMENT OF OPERATIONS                           10
----------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS               11
----------------------------------------------------
FINANCIAL HIGHLIGHTS                              12
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     21
----------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT     30
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION             30
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    30
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER
----------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
------------------------------------------------------------------------------

                                                                        2/28/07
                                                                        LMM-SEM

[Photo of Robert J. Manning]

LETTER FROM THE CEO

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. In February 2007 it hit its all-time high of 12,787. Less than a week later, stocks sold off around the globe. By March 5 the Dow was off 5.8%. That is a sign of volatile markets and a reason investors should make sure they have an investment plan that can ride out the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are inherently cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and that there is no sense in reacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    April 16, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE(u)

              Commercial Paper                           87.7%
              Certificates of Deposit                    13.4%
              Cash & Other Net Assets                    (1.1)%

              SHORT TERM CREDIT QUALITY (q)

              Average Credit Quality
              Short Term Bonds (a)                         A-1
              ------------------------------------------------

              All holdings are rated "A-1"

              MATURITY BREAKDOWN (u)

              0 - 29 days                                68.0%
              ------------------------------------------------
              30 - 59 days                                8.8%
              ------------------------------------------------
              60 - 89 days                                8.8%
              ------------------------------------------------
              90 - 366 days                              15.5%
              ------------------------------------------------
              Other Assets Less Liabilities              -1.1%
              ------------------------------------------------

(a) The average credit quality is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(q) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. If not rated by any of the three agencies, the security is considered Not Rated. U.S. Treasuries and U.S. Agency securities are included in the "A-1"-rating category. Percentages are based on the total market value of investments as of 2/28/07.
(u) For purposes of this graphical presentation, accrued interest, where applicable, is included.

From time to time "Other Assets Less Liabilities" may be negative due to timing of cash receipts.
Percentages are based on net assets as of 2/28/07, unless otherwise noted. The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2006 through February 28, 2007

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2006 through February 28, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    9/01/06-
Class                       Ratio      9/01/06          2/28/07       2/28/07
--------------------------------------------------------------------------------
         Actual             0.46%     $1,000.00       $1,024.80        $2.31
 A   ---------------------------------------------------------------------------
         Hypothetical (h)   0.46%     $1,000.00       $1,022.51        $2.31
--------------------------------------------------------------------------------
         Actual             1.46%     $1,000.00       $1,019.80        $7.31
 B   ---------------------------------------------------------------------------
         Hypothetical (h)   1.46%     $1,000.00       $1,017.55        $7.30
--------------------------------------------------------------------------------
         Actual             1.46%     $1,000.00       $1,019.80        $7.31
 C   ---------------------------------------------------------------------------
         Hypothetical (h)   1.46%     $1,000.00       $1,017.55        $7.30
--------------------------------------------------------------------------------
         Actual             1.57%     $1,000.00       $1,019.20        $7.86
 R1  ---------------------------------------------------------------------------
         Hypothetical (h)   1.57%     $1,000.00       $1,017.01        $7.85
--------------------------------------------------------------------------------
         Actual             1.23%     $1,000.00       $1,021.00        $6.16
 R2  ---------------------------------------------------------------------------
         Hypothetical (h)   1.23%     $1,000.00       $1,018.70        $6.16
--------------------------------------------------------------------------------
         Actual             1.12%     $1,000.00       $1,021.50        $5.61
 R3  ---------------------------------------------------------------------------
         Hypothetical (h)   1.12%     $1,000.00       $1,019.24        $5.61
--------------------------------------------------------------------------------
         Actual             0.87%     $1,000.00       $1,022.70        $4.36
 R4  ---------------------------------------------------------------------------
         Hypothetical (h)   0.87%     $1,000.00       $1,020.48        $4.36
--------------------------------------------------------------------------------
         Actual             0.56%     $1,000.00       $1,024.30        $2.81
 R5  ---------------------------------------------------------------------------
         Hypothetical (h)   0.56%     $1,000.00       $1,022.02        $2.81
--------------------------------------------------------------------------------
         Actual             0.71%     $1,000.00       $1,023.50        $3.56
529A ---------------------------------------------------------------------------
         Hypothetical (h)   0.71%     $1,000.00       $1,021.27        $3.56
--------------------------------------------------------------------------------
         Actual             1.71%     $1,000.00       $1,018.50        $8.56
529B ---------------------------------------------------------------------------
         Hypothetical (h)   1.71%     $1,000.00       $1,016.31        $8.55
--------------------------------------------------------------------------------
         Actual             1.71%     $1,000.00       $1,018.50        $8.56
529C ---------------------------------------------------------------------------
         Hypothetical (h)   1.71%     $1,000.00       $1,016.31        $8.55
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
2/28/07  (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Certificates of Deposit - 13.3%
----------------------------------------------------------------------------------------------
ISSUER                                                          SHARES/PAR           VALUE ($)
----------------------------------------------------------------------------------------------
Major Banks - 10.2%
----------------------------------------------------------------------------------------------
Barclays Bank PLC, NY, 5.31%, due 3/13/07                    $   7,200,000       $   7,200,000
Royal Bank of Canada, New York Branch, 5.32%, due 6/21/07       12,700,000          12,700,000
UBS AG, Stamford, CT Branch, 5.355%, due 3/06/07                15,933,000          15,933,000
                                                                                 -------------
                                                                                 $  35,833,000
----------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 3.1%
----------------------------------------------------------------------------------------------
Natexis Banques Populaires, NY, 5.34%, due 8/13/07           $  11,000,000       $  11,000,000
----------------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT, AT AMORTIZED COST AND VALUE                       $  46,833,000
----------------------------------------------------------------------------------------------
Commercial Paper - 87.7% (y)
----------------------------------------------------------------------------------------------
Asset Backed & Securitized - 4.0%
----------------------------------------------------------------------------------------------
Yorktown Capital LLC, 5.32%, due 3/01/07 (t)                 $   1,968,000       $   1,968,000
Yorktown Capital LLC, 5.255%, due 3/05/07 - 3/07/07 (t)          9,176,000           9,170,041
Yorktown Capital LLC, 5.25%, due 4/02/07 (t)                     3,025,000           3,010,883
                                                                                 -------------
                                                                                 $  14,148,924
----------------------------------------------------------------------------------------------
Automotive - 2.2%
----------------------------------------------------------------------------------------------
Toyota Motor Credit Corp., 5.2%, due 7/27/07                 $   7,740,000       $   7,574,536
----------------------------------------------------------------------------------------------
Electrical Equipment - 3.1%
----------------------------------------------------------------------------------------------
General Electric Co., 5.215%, due 6/29/07                    $  11,230,000       $  11,034,785
----------------------------------------------------------------------------------------------
Financial Institutions - 50.6%
----------------------------------------------------------------------------------------------
Barton Capital Corp., 5.25%, due 3/08/07 (t)                 $  14,926,000       $  14,910,763
Bryant Park Funding LLC, 5.24%, due 5/15/07 (t)                  3,000,000           2,967,250
CAFCO LLC, 5.25%, due 3/02/07 - 3/07/07 (t)                      9,090,000           9,085,656
CRC Funding LLC, 5.25%, due 3/09/07 (t)                         10,050,000          10,038,275
CRC Funding LLC, 5.235%, due 5/30/07 (t)                         4,067,000           4,013,773
Ciesco LLC, 5.25%, due 3/09/07 (t)                               7,673,000           7,664,048
Citibank Credit Card Issuance Trust, 5.25%,
due 3/13/07 - 3/16/07 (t)                                       14,940,000          14,910,211
Edison Asset Securitization LLC, 5.23%, due 5/23/07 (t)          3,455,000           3,413,339
Falcon Asset Securitization Co. LLC, 5.32%, due 3/01/07 (t)     13,560,000          13,560,000
Falcon Asset Securitization Co. LLC, 5.25%, due 4/25/07 (t)        594,000             589,236
Govco, Inc., 5.24%, due 3/07/07 (t)                              2,360,000           2,357,939
Govco, Inc., 5.245%, due 5/16/07 (t)                             2,515,000           2,487,152
Jupiter Securitization Co. LLC, 5.32%, due 3/01/07 (t)           8,447,000           8,447,000
Kitty Hawk Funding Corp., 5.25%, due 3/30/07 (t)                14,820,000          14,757,324
Old Line Funding LLC, 5.26%, due 3/19/07 (t)                    14,538,000          14,499,762
Ranger Funding Co. LLC, 5.25%, due 3/02/07 - 3/12/07 (t)        14,776,000          14,763,401
Regency Markets, No. 1 LLC, 5.26%, due 3/20/07 (t)               2,191,000           2,184,918
Regency Markets, No. 1 LLC, 5.25%, due 4/16/07 (t)              12,810,000          12,724,066
Scaldis Capital LLC, 5.25%, due 3/27/07 (t)                      4,700,000           4,682,179
Thunder Bay Funding LLC, 5.25%, due 3/19/07 (t)                  9,600,000           9,574,800
Windmill Funding Corp., 5.25%, due 3/01/07 (t)                  10,549,000          10,549,000
                                                                                 -------------
                                                                                 $ 178,180,092
----------------------------------------------------------------------------------------------
Insurance - 1.9%
----------------------------------------------------------------------------------------------
MetLife, Inc., 5.24%, due 3/05/07 (t)                        $   1,000,000       $     999,418
MetLife, Inc., 5.25%, due 4/12/07 (t)                            5,600,000           5,565,700
                                                                                 -------------
                                                                                 $   6,565,118
----------------------------------------------------------------------------------------------
Major Banks - 10.0%
----------------------------------------------------------------------------------------------
Barclays U.S. Funding Corp., 5.24%, due 3/26/07              $   5,410,000       $   5,390,314
Barclays U.S. Funding Corp., 5.21%, due 7/09/07                  1,630,000           1,599,333
HBOS Treasury Services PLC, 5.26%, due 3/05/07                   2,825,000           2,823,349
HBOS Treasury Services PLC, 5.255%, due 3/21/07                    390,000             388,861
HBOS Treasury Services PLC, 5.25%, due 4/30/07                   2,450,000           2,428,563
HBOS Treasury Services PLC, 5.24%, due 5/10/07                   8,700,000           8,611,357
Societe Generale North America, 5.25%, due 3/08/07                 115,000             114,883
Societe Generale North America, 5.23%, due 3/29/07              13,961,000          13,904,210
                                                                                 -------------
                                                                                 $  35,260,870
----------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 15.9%
----------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 5.26%, due 3/20/07                  $  14,688,000       $  14,647,224
DEPFA Bank PLC, 5.24%, due 5/22/07 (t)                           7,426,000           7,337,367
DEPFA Bank PLC, 4.98%, due 12/21/07 (t)                          7,000,000           6,714,342
Deutsche Bank Financial LLC, 5.33%, due 3/01/07                 10,413,000          10,413,000
ING America Insurance Holdings, Inc., 5.26%, due 3/14/07         3,910,000           3,902,573
Svenska Handelsbanken, Inc., 5.23%, due 4/04/07                  9,016,000           8,971,466
Svenska Handelsbanken, Inc., 5.245%, due 5/02/07                 3,881,000           3,845,943
                                                                                 -------------
                                                                                 $  55,831,915
----------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER, AT AMORTIZED COST AND VALUE                              $ 308,596,240
----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT AMORTIZED COST AND VALUE                                   $ 355,429,240
----------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (1.0)%                                             (3,396,229)
----------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                              $ 352,033,011
----------------------------------------------------------------------------------------------
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under
    Section 4(2) of the Securities Act of 1933.
(y) The rate shown represents an annualized yield at time of purchase.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 2/28/07  (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
------------------------------------------------------------------------------------------------------
Investments, at amortized cost and value                            $355,429,240
Cash                                                                         852
Receivable for fund shares sold                                        5,297,031
Interest receivable                                                      541,083
Other assets                                                               7,034
------------------------------------------------------------------------------------------------------
Total assets                                                                              $361,275,240
------------------------------------------------------------------------------------------------------

LIABILITIES
------------------------------------------------------------------------------------------------------
Distributions payable                                                    $48,329
Payable for fund shares reacquired                                     8,802,840
Payable to affiliates
  Management fee                                                           2,894
  Shareholder servicing costs                                            228,188
  Distribution and service fees                                           12,303
  Administrative services fee                                                386
  Program manager fees                                                        45
  Retirement plan administration and services fees                           320
Payable for independent trustees' compensation                            29,233
Accrued expenses and other liabilities                                   117,691
------------------------------------------------------------------------------------------------------
Total liabilities                                                                           $9,242,229
------------------------------------------------------------------------------------------------------
Net assets                                                                                $352,033,011
------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------
Paid-in-capital                                                     $352,035,943
Accumulated net realized gain (loss) on investments                       (1,256)
Accumulated distributions in excess of net investment income              (1,676)
------------------------------------------------------------------------------------------------------
Net assets                                                                                $352,033,011
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                  352,035,965
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $109,460,982
  Shares outstanding                                                 109,461,721
------------------------------------------------------------------------------------------------------
  Net asset value, offering price and redemption price per share                                 $1.00
------------------------------------------------------------------------------------------------------

Class B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $169,866,769
  Shares outstanding                                                 169,868,565
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $1.00
------------------------------------------------------------------------------------------------------

Class C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $40,206,932
  Shares outstanding                                                  40,207,288
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $1.00
------------------------------------------------------------------------------------------------------

Class R1 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $4,264,081
  Shares outstanding                                                   4,264,086
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $1.00
------------------------------------------------------------------------------------------------------

Class R2 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $4,166,462
  Shares outstanding                                                   4,166,468
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $1.00
------------------------------------------------------------------------------------------------------

Class R3 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $13,737,706
  Shares outstanding                                                  13,737,733
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $1.00
------------------------------------------------------------------------------------------------------

Class R4 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $6,988,288
  Shares outstanding                                                   6,988,290
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $1.00
------------------------------------------------------------------------------------------------------

Class R5 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                             $53,872
  Shares outstanding                                                      53,873
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $1.00
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class 529A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $2,314,977
  Shares outstanding                                                   2,314,991
------------------------------------------------------------------------------------------------------
  Net asset value, offering price and redemption price per share                                 $1.00
------------------------------------------------------------------------------------------------------

Class 529B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $296,383
  Shares outstanding                                                     296,386
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $1.00
------------------------------------------------------------------------------------------------------

Class 529C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $676,559
  Shares outstanding                                                     676,564
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $1.00
------------------------------------------------------------------------------------------------------

A contingent deferred sales charge may be imposed on redemptions of Class B, Class C, Class 529B, and
Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Six months ended 2/28/07  (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Interest income                                                                             $9,873,106
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                        $1,008,887
  Distribution and service fees                                          1,235,257
  Program manager fees                                                       3,961
  Shareholder servicing costs                                              378,421
  Administrative services fee                                               36,441
  Retirement plan administration and services fees                          23,123
  Independent trustees' compensation                                         7,292
  Custodian fee                                                             45,829
  Shareholder communications                                                36,680
  Auditing fees                                                             15,477
  Legal fees                                                                 5,615
  Miscellaneous                                                             50,814
------------------------------------------------------------------------------------------------------
Total expenses                                                                              $2,847,797
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                     (15,290)
  Reduction of expenses by investment adviser and distributor             (745,605)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                $2,086,902
------------------------------------------------------------------------------------------------------
Net investment income                                                                       $7,786,204
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                        $7,786,204
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                             SIX MONTHS ENDED               YEAR ENDED
                                                                      2/28/07                  8/31/06
                                                                  (UNAUDITED)
CHANGE IN NET ASSETS

FROM OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                              $7,786,204              $13,405,250
Net realized gain (loss) on investments                                    --                     (811)
------------------------------------------------------------------------------------------------------
Change in net assets from operations                               $7,786,204              $13,404,439
------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                         $(2,706,039)             $(4,153,465)
  Class B                                                          (3,830,585)              (7,438,988)
  Class C                                                            (865,218)              (1,500,901)
  Class R1                                                            (43,033)                 (22,701)
  Class R2                                                            (43,014)                 (30,414)
  Class R3                                                           (185,366)                (102,446)
  Class R4                                                            (91,259)                  (9,619)
  Class R5                                                             (1,279)                  (2,066)
  Class 529A                                                          (51,919)                 (70,775)
  Class 529B                                                           (5,504)                  (9,881)
  Class 529C                                                          (12,210)                 (16,893)
------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                      $(7,835,426)            $(13,358,149)
------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                $(52,617,452)            $(18,098,331)
------------------------------------------------------------------------------------------------------
Total change in net assets                                       $(52,666,674)            $(18,052,041)
------------------------------------------------------------------------------------------------------

NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                            404,699,685              422,751,726
At end of period (including accumulated distributions in
excess of net investment income of $1,676 and undistributed
net investment income of $47,546)                                $352,033,011             $404,699,685
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an  investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                       SIX MONTHS                                 YEARS ENDED 8/31
                                            ENDED      -----------------------------------------------------------------------
CLASS A                                   2/28/07             2006             2005           2004          2003          2002
                                      (UNAUDITED)
Net asset value,
beginning of period                         $1.00            $1.00            $1.00          $1.00         $1.00         $1.00
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                 $0.02            $0.04            $0.02          $0.01         $0.01         $0.01
  Net realized and unrealized
  gain (loss) on investments                   --            (0.00)(w)           --             --            --            --
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations            $0.02            $0.04            $0.02          $0.01         $0.01         $0.01
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income               $(0.02)          $(0.04)          $(0.02)        $(0.01)       $(0.01)       $(0.01)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $1.00            $1.00            $1.00          $1.00         $1.00         $1.00
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                         2.48(n)          4.19             2.11           0.58          0.69          1.49
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)        0.86(a)          0.89             0.90           0.79          0.81          0.91
Expenses after expense reductions(f)         0.46(a)          0.49             0.50           0.55          0.71          0.81
Net investment income                        4.93(a)          4.14             2.10           0.58          0.70          1.44
Net assets at end of period
(000 Omitted)                            $109,461         $114,481          $91,165       $101,287      $214,275      $242,230
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                  SIX MONTHS                                   YEARS ENDED 8/31
                                       ENDED      ---------------------------------------------------------------------------
CLASS B                              2/28/07             2006              2005          2004            2003            2002
                                 (UNAUDITED)
Net asset value,
beginning of period                    $1.00            $1.00             $1.00         $1.00           $1.00           $1.00
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)            $0.02            $0.03             $0.01         $0.00(w)        $0.00(w)        $0.00(w)
  Net realized and unrealized
  gain (loss) on investments              --            (0.00)(w)            --            --              --              --
-----------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                             $0.02            $0.03             $0.01         $0.00(w)        $0.00(w)        $0.00(w)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income          $(0.02)          $(0.03)           $(0.01)       $(0.00)(w)      $(0.00)(w)      $(0.00)(w)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period         $1.00            $1.00             $1.00         $1.00           $1.00           $1.00
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                 1.98(n)          3.16              1.10          0.06            0.06            0.49
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                          1.86(a)          1.89              1.89          1.80            1.81            1.91
Expenses after expense
reductions (f)                          1.46(a)          1.49              1.49          1.07            1.35            1.81
Net investment income                   3.93(a)          3.09              1.03          0.06            0.06            0.50
Net assets at end of period
(000 Omitted)                       $169,867         $222,661          $280,361      $429,844        $647,269        $741,638
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                     SIX MONTHS                                  YEARS ENDED 8/31
                                          ENDED      ------------------------------------------------------------------------
CLASS C                                 2/28/07            2006             2005         2004            2003            2002
                                    (UNAUDITED)
Net asset value,
beginning of period                       $1.00           $1.00            $1.00        $1.00           $1.00           $1.00
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)               $0.02           $0.03            $0.01        $0.00(w)        $0.00(w)        $0.00(w)
  Net realized and unrealized gain
  (loss) on investments                      --           (0.00)(w)           --           --              --              --
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations          $0.02           $0.03            $0.01        $0.00(w)        $0.00(w)        $0.00(w)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income             $(0.02)         $(0.03)          $(0.01)      $(0.00)(w)      $(0.00)(w)      $(0.00)(w)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $1.00           $1.00            $1.00        $1.00           $1.00           $1.00
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                    1.98(n)         3.15             1.10         0.06            0.06            0.49
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)      1.86(a)         1.89             1.89         1.79            1.81            1.91
Expenses after expense reductions (f)      1.46(a)         1.49             1.49         1.07            1.36            1.81
Net investment income                      3.93(a)         3.14             1.03         0.06            0.06            0.50
Net assets at end of period
(000 Omitted)                           $40,207         $56,456          $46,483      $80,482        $159,715        $159,254
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                                       SIX MONTHS                YEARS ENDED 8/31
                                                                            ENDED            -------------------------
CLASS R1                                                                  2/28/07              2006            2005(i)
                                                                      (UNAUDITED)
Net asset value, beginning of period                                        $1.00             $1.00              $1.00
----------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                 $0.02             $0.03              $0.01
  Net realized and unrealized gain (loss) on investments                       --             (0.00)(w)             --
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                            $0.02             $0.03              $0.01
----------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------
  From net investment income                                               $(0.02)           $(0.03)            $(0.01)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $1.00             $1.00              $1.00
----------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                         1.92(n)           3.04               0.59(n)
----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                       2.07(a)           2.09               2.24(a)
Expenses after expense reductions (f)                                        1.57(a)           1.59               1.84(a)
Net investment income                                                        3.80(a)           3.15               1.52(a)
Net assets at end of period (000 Omitted)                                  $4,264              $898               $258
----------------------------------------------------------------------------------------------------------------------

                                                                       SIX MONTHS                YEARS ENDED 8/31
                                                                            ENDED            -------------------------
CLASS R2                                                                  2/28/07              2006            2005(i)
                                                                      (UNAUDITED)

Net asset value, beginning of period                                        $1.00             $1.00              $1.00
----------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                 $0.02             $0.03              $0.01
  Net realized and unrealized gain (loss) on investments                       --             (0.00)(w)             --
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                            $0.02             $0.03              $0.01
----------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------
  From net investment income                                               $(0.02)           $(0.03)            $(0.01)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $1.00             $1.00              $1.00
----------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                         2.10(n)           3.40               0.72(n)
----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                       1.78(a)           1.79               1.93(a)
Expenses after expense reductions (f)                                        1.23(a)           1.25               1.53(a)
Net investment income                                                        4.15(a)           3.40               1.97(a)
Net assets at end of period (000 Omitted)                                  $4,166            $1,101               $604
----------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                       SIX MONTHS                 YEARS ENDED 8/31
                                                                            ENDED            -------------------------
CLASS R3                                                                  2/28/07              2006            2005(i)
                                                                      (UNAUDITED)

Net asset value, beginning of period                                        $1.00             $1.00              $1.00
----------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                 $0.02             $0.04              $0.01
  Net realized and unrealized gain (loss) on investments                       --             (0.01)                --
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                            $0.02             $0.03              $0.01
----------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------
  From net investment income                                               $(0.02)           $(0.03)            $(0.01)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $1.00             $1.00              $1.00
----------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                         2.15(n)           3.51               0.78(n)
----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                       1.62(a)           1.63               1.83(a)
Expenses after expense reductions (f)                                        1.12(a)           1.13               1.43(a)
Net investment income                                                        4.26(a)           3.73               2.10(a)
Net assets at end of period (000 Omitted)                                 $13,738            $4,909             $1,179
----------------------------------------------------------------------------------------------------------------------
                                                                       SIX MONTHS                 YEARS ENDED 8/31
                                                                            ENDED            -------------------------
CLASS R4                                                                  2/28/07              2006            2005(i)
                                                                      (UNAUDITED)
Net asset value, beginning of period                                        $1.00             $1.00              $1.00
----------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                 $0.02             $0.04              $0.01
  Net realized and unrealized gain (loss) on investments                       --             (0.00)(w)             --
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                            $0.02             $0.04              $0.01
----------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------
  From net investment income                                               $(0.02)           $(0.04)            $(0.01)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $1.00             $1.00              $1.00
----------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                         2.27(n)           3.77               0.93(n)
----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                       1.28(a)           1.28               1.38(a)
Expenses after expense reductions (f)                                        0.87(a)           0.88               0.98(a)
Net investment income                                                        4.50(a)           4.06               2.21(a)
Net assets at end of period (000 Omitted)                                  $6,988            $1,019                $51
----------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                                       SIX MONTHS                  YEARS ENDED 8/31
                                                                            ENDED            -------------------------
CLASS R5                                                                  2/28/07              2006            2005(i)
                                                                      (UNAUDITED)
Net asset value, beginning of period                                        $1.00             $1.00              $1.00
----------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                 $0.02             $0.04              $0.01
  Net realized and unrealized gain (loss) on investments                       --             (0.00)(w)             --
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                            $0.02             $0.04              $0.01
----------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------
  From net investment income                                               $(0.02)           $(0.04)            $(0.01)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $1.00             $1.00              $1.00
----------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                         2.43(n)           4.09               1.06(n)
----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                       0.96(a)           0.99               1.08(a)
Expenses after expense reductions (f)                                        0.56(a)           0.59               0.68(a)
Net investment income                                                        4.83(a)           4.03               2.51(a)
Net assets at end of period (000 Omitted)                                     $54               $53                $51
----------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                       SIX MONTHS                                 YEARS ENDED 8/31
                                            ENDED      ----------------------------------------------------------------------
CLASS 529A                                2/28/07            2006            2005          2004           2003        2002(i)
                                      (UNAUDITED)
Net asset value,
beginning of period                         $1.00           $1.00           $1.00         $1.00          $1.00          $1.00
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                 $0.02           $0.04           $0.02         $0.00(w)       $0.00(w)       $0.00(w)
  Net realized and unrealized gain
  (loss) on investments                        --           (0.00)(w)          --            --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations            $0.02           $0.04           $0.02         $0.00(w)       $0.00(w)       $0.00(w)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income               $(0.02)         $(0.04)         $(0.02)       $(0.00)(w)     $(0.00)(w)     $(0.00)(w)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $1.00           $1.00           $1.00         $1.00          $1.00          $1.00
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                         2.35(n)         3.93            1.86          0.33           0.45           0.08(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)        1.47(a)         1.49            1.50          1.39           1.41           1.26(a)
Expenses after expense reductions (f)        0.71(a)         0.74            0.75          0.80           0.96           1.16(a)
Net investment income                        4.68(a)         3.92            1.93          0.34           0.33           1.04(a)
Net assets at end of period
(000 Omitted)                              $2,315          $2,135          $1,650        $1,140         $1,164            $30
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                       SIX MONTHS                                 YEARS ENDED 8/31
                                            ENDED      ----------------------------------------------------------------------
CLASS 529B                                2/28/07            2006            2005          2004           2003        2002(i)
                                      (UNAUDITED)
Net asset value,
beginning of period                         $1.00           $1.00           $1.00         $1.00          $1.00          $1.00
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                 $0.02           $0.03           $0.01         $0.00(w)       $0.00(w)       $0.00(w)
  Net realized and unrealized gain
  (loss) on investments                        --           (0.00)(w)          --            --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations            $0.02           $0.03           $0.01         $0.00(w)       $0.00(w)       $0.00(w)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income               $(0.02)         $(0.03)         $(0.01)       $(0.00)(w)     $(0.00)(w)     $(0.00)(w)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $1.00           $1.00           $1.00         $1.00          $1.00          $1.00
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                      1.85(n)         2.90            0.87          0.06           0.07           0.02(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)        2.12(a)         2.14            2.13          2.03           2.06           2.16(a)
Expenses after expense reductions (f)        1.71(a)         1.74            1.73          1.08           1.25           2.06(a)
Net investment income                        3.67(a)         2.88            0.87          0.07           0.06           0.23(a)
Net assets at end of period
(000 Omitted)                                $296            $297            $340          $339           $253             $5
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                       SIX MONTHS                                 YEARS ENDED 8/31
                                            ENDED      ----------------------------------------------------------------------
CLASS 529C                                2/28/07            2006            2005          2004           2003        2002(i)
                                      (UNAUDITED)
Net asset value,
beginning of period                         $1.00           $1.00           $1.00         $1.00          $1.00          $1.00
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                 $0.02           $0.03           $0.01         $0.00(w)       $0.00(w)       $0.00(w)
  Net realized and unrealized gain
  (loss) on investments                        --           (0.00)(w)          --            --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations            $0.02           $0.03           $0.01         $0.00(w)       $0.00(w)       $0.00(w)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income               $(0.02)         $(0.03)         $(0.01)       $(0.00)(w)     $(0.00)(w)     $(0.00)(w)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $1.00           $1.00           $1.00         $1.00          $1.00          $1.00
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                      1.85(n)         2.90            0.87          0.06           0.07           0.02(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)        2.12(a)         2.14            2.13          2.03           2.06           2.16(a)
Expenses after expense reductions (f)        1.71(a)         1.74            1.73          1.08           1.22           2.06(a)
Net investment income                        3.68(a)         2.89            0.85          0.06           0.05           0.23(a)
Net assets at end of period
(000 Omitted)                                $677            $688            $611          $640           $512             $5
-----------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(i) For the period from the class' inception, July 31, 2002 (Classes 529A, 529B, and 529C), and April 1, 2005 (Classes R1, R2,
    R3, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Cash Reserve Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS - Money market instruments are valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. Each money market fund's use of amortized cost is subject to the fund's compliance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost value of an instrument can be different from the market value of an instrument.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized and accreted for financial statement purposes and tax reporting purposes in accordance with generally accepted accounting principles and federal tax regulations, respectively.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 28, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the year ended August 31, 2006, there were no significant adjustments due to differences between book and tax accounting.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                             8/31/06

          Ordinary income (including any
          short-term capital gains)                      $13,358,149

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 2/28/07

          Cost of investments                           $355,429,240
          ----------------------------------------------------------

          AS OF 8/31/06

          Undistributed ordinary income                     $134,730
          Capital loss carryforwards                            (445)
          Post-October capital loss deferral                    (811)
          Other temporary differences                        (87,184)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of August 31, 2006, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

          8/31/12                                              $(441)
          8/31/13                                                 (4)
          ----------------------------------------------------------
                                                               $(445)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is evaluating the application of the Interpretation to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.55% of the fund's average daily net assets.

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.15% of the fund's average daily net assets for the period March 1, 2004 through February 28, 2009. For the six months ended February 28, 2007, this waiver amounted to $733,736 and is reflected as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the six months ended February 28, 2007 was equivalent to an annual effective rate of 0.15% of the fund's average daily net assets.

DISTRIBUTOR - The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE            PLAN(d)           RATE(e)                 FEE

Class A                             0.10%              0.25%              0.35%             0.00%                 $--
Class B                             0.75%              0.25%              1.00%             1.00%             967,518
Class C                             0.75%              0.25%              1.00%             1.00%             218,688
Class R1                            0.50%              0.25%              0.75%             0.75%               8,466
Class R2                            0.25%              0.25%              0.50%             0.50%               5,154
Class R3                            0.25%              0.25%              0.50%             0.50%              21,704
Class R4                               --              0.25%              0.25%             0.25%               5,072
Class 529A                          0.25%              0.25%              0.50%             0.00%               3,870
Class 529B                          0.75%              0.25%              1.00%             1.00%               1,484
Class 529C                          0.75%              0.25%              1.00%             1.00%               3,301
---------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                        $1,235,257

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2007 based on each class' average daily net assets. Payment of the 0.25% annual Class A service fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine. Payment of the 0.10% annual Class A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine. 0.10% of the Class 529A distribution fee is currently being waived under a written waiver arrangement through January 1, 2008. Payment of 0.15% of the Class 529A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine. For the six months ended February 28, 2007, this waiver amounted to $1,106 and is reflected as a reduction of total expenses in the Statement of Operations. 0.25% of the Class 529A service fee is currently being waived under a written waiver arrangement through January 1, 2008. For the six months ended February 28, 2007, this waiver amounted to $2,764 and is reflected as a reduction of total expenses in the Statement of Operations.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2007, were as follows:

                                                          AMOUNT

              Class A                                       $298
              Class B                                   $247,312
              Class C                                     $8,093
              Class 529B                                      $5
              Class 529C                                     $--

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% of the average daily net assets attributable to each 529 share class. The fee is based on average daily net assets and is currently established at 0.25% annually of average daily net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended February 28, 2007, were as follows:

                                                          AMOUNT

              Class 529A                                  $2,765
              Class 529B                                     371
              Class 529C                                     825
              --------------------------------------------------
              Total Program Manager Fees                  $3,961

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2007, the fee was $141,084, which equated to 0.0769% annually of the fund's average daily net assets. Effective January 1, 2007, MFSC has entered into a sub-accounting agreement with SunLife Retirement Services (U.S.), Inc. (SRS), an affiliate of MFSC, on behalf of the fund to provide omnibus account services to the fund. MFSC pays SRS both an asset based fee and a per account charge of the assets held in the omnibus account. The fund then reimburses MFSC for the sub-accounting fees paid to SRS. For the six months ended February 28, 2007, the sub-accounting fee for SRS was $40,761 which equated to 0.0222% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses. For the six months ended February 28, 2007, these out-of-pocket and sub-accounting costs amounted to $128,102. The fund may also pay shareholder servicing related costs directly to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. The fund's annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended
February 28, 2007 was equivalent to an annual effective rate of 0.0199% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended February 28, 2007, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                            ANNUAL
                                                         EFFECTIVE        TOTAL
                                            FEE RATE       RATE(g)       AMOUNT

Class R1                                       0.45%         0.35%       $5,078
Class R2                                       0.40%         0.25%        4,123
Class R3                                       0.25%         0.15%       10,852
Class R4                                       0.15%         0.15%        3,043
Class R5                                       0.10%         0.10%           27
-------------------------------------------------------------------------------
Total Retirement Plan Administration and
  Services Fees                                                         $23,123

(g) MFS has agreed in writing to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement will continue until at least September 30, 2008. For the six months ended February 28, 2007, this waiver amounted to $7,016 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $1,469. This amount is included in independent trustees' compensation for the six months ended February 28, 2007. The liability for deferred retirement benefits payable to certain retired independent trustees amounted to $28,500 at February 28, 2007, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended February 28, 2007, the fee paid to Tarantino LLC was $1,471. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $983, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of money market securities, exclusive of securities subject to repurchase agreements, aggregated $1,375,222,670 and $1,433,629,000, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                               SIX MONTHS ENDED                      YEAR ENDED
                                                    2/28/07                            8/31/06
                                           SHARES            AMOUNT           SHARES            AMOUNT
Shares sold
  Class A                                  39,384,346       $39,384,351      117,033,867      $117,033,876
  Class B                                  44,225,679        44,225,680      172,309,994       172,309,994
  Class C                                  17,060,978        17,060,979       66,947,131        66,947,131
  Class R1                                 13,562,903        13,562,902        1,313,341         1,313,341
  Class R2                                 17,244,022        17,244,022          861,517           861,516
  Class R3                                 56,118,392        56,118,392        6,796,745         6,796,746
  Class R4                                 27,708,991        27,708,991        1,072,464         1,072,464
  Class 529A                                  542,687           542,686          886,031           886,031
  Class 529B                                   32,569            32,569          243,462           243,463
  Class 529C                                   85,719            85,719          366,108           366,108
----------------------------------------------------------------------------------------------------------
                                          215,966,286      $215,966,291      367,830,660      $367,830,670

Shares issued to shareholders in
reinvestment of distributions

  Class A                                   2,497,649        $2,497,649        3,783,600        $3,783,600
  Class B                                   3,588,491         3,588,491        6,929,081         6,929,081
  Class C                                     793,776           793,776        1,374,977         1,374,977
  Class R1                                     34,991            34,991           22,173            22,174
  Class R2                                     34,515            34,515           29,955            29,955
  Class R3                                    160,458           160,458           99,631            99,631
  Class R4                                     81,078            81,078            9,521             9,521
  Class R5                                      1,279             1,279            2,066             2,066
  Class 529A                                   51,882            51,882           70,755            70,755
  Class 529B                                    5,480             5,480            9,850             9,850
  Class 529C                                   12,206            12,206           16,827            16,827
----------------------------------------------------------------------------------------------------------
                                            7,261,805        $7,261,805       12,348,436       $12,348,437

Shares reacquired

  Class A                                 (46,889,050)     $(46,889,050)     (97,513,708)     $(97,513,708)
  Class B                                (100,579,573)     (100,579,584)    (236,966,151)     (236,966,174)
  Class C                                 (34,097,913)      (34,097,914)     (58,354,458)      (58,354,459)
  Class R1                                (10,232,005)      (10,232,005)        (695,487)         (695,487)
  Class R2                                (14,212,612)      (14,212,612)        (394,730)         (394,730)
  Class R3                                (47,449,919)      (47,449,919)      (3,166,655)       (3,166,655)
  Class R4                                (21,821,211)      (21,821,211)        (113,123)         (113,123)
  Class 529A                                 (414,841)         (414,841)        (471,603)         (471,603)
  Class 529B                                  (38,953)          (38,953)        (296,083)         (296,084)
  Class 529C                                 (109,459)         (109,459)        (305,414)         (305,415)
----------------------------------------------------------------------------------------------------------
                                         (275,845,536)    $(275,845,548)    (398,277,412)    $(398,277,438)

Net change

  Class A                                  (5,007,055)      $(5,007,050)      23,303,759       $23,303,768
  Class B                                 (52,765,403)      (52,765,413)     (57,727,076)      (57,727,099)
  Class C                                 (16,243,159)      (16,243,159)       9,967,650         9,967,649
  Class R1                                  3,365,889         3,365,888          640,027           640,028
  Class R2                                  3,065,925         3,065,925          496,742           496,741
  Class R3                                  8,828,931         8,828,931        3,729,721         3,729,722
  Class R4                                  5,968,858         5,968,858          968,862           968,862
  Class R5                                      1,279             1,279            2,066             2,066
  Class 529A                                  179,728           179,727          485,183           485,183
  Class 529B                                     (904)             (904)         (42,771)          (42,771)
  Class 529C                                  (11,534)          (11,534)          77,521            77,520
----------------------------------------------------------------------------------------------------------
                                          (52,617,445)     $(52,617,452)     (18,098,316)     $(18,098,331)

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended February 28, 2007, the fund's commitment fee and interest expense were $1,207 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA
1-800-637-8255                            02205-5824
24 hours a day
                                          OVERNIGHT MAIL
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M F S(R)
INVESTMENT MANAGEMENT

ITEM 2. CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to any element of the Code's definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

       (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

       (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                      NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                    SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST I
             ------------------------------------------------------------------

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: April 16, 2007
      --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President
                          (Principal Executive Officer)

Date: April 16, 2007
      --------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 16, 2007
      --------------


*  Print name and title of each signing officer under his or her signature.